UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03334

Calvert Social Investment Fund

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Balanced Fund

Class A CSIFX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,372,822,355
# of Portfolio Holdings	606
Portfolio Turnover Rate	55%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.8%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	3.1%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	6.4%
Short-Term Investments	6.9%
U.S. Government Agency Mortgage-Backed Securities	8.2%
Corporate Bonds	9.4%
Common Stocks	58.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.2%
Alphabet, Inc., Class C	4.5%
Apple, Inc.	3.8%
Microsoft Corp.	3.4%
Uniform Mortgage-Backed Security, 5.000%, 30-Year, TBA	3.0%
Amazon.com, Inc.	2.8%
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	1.8%
Baker Hughes Co.	1.8%
Coca-Cola Co.	1.7%
Total	30.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CSIFX-TSR-SAR

Calvert Balanced Fund

Class C CSGCX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,372,822,355
# of Portfolio Holdings	606
Portfolio Turnover Rate	55%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.8%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	3.1%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	6.4%
Short-Term Investments	6.9%
U.S. Government Agency Mortgage-Backed Securities	8.2%
Corporate Bonds	9.4%
Common Stocks	58.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.2%
Alphabet, Inc., Class C	4.5%
Apple, Inc.	3.8%
Microsoft Corp.	3.4%
Uniform Mortgage-Backed Security, 5.000%, 30-Year, TBA	3.0%
Amazon.com, Inc.	2.8%
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	1.8%
Baker Hughes Co.	1.8%
Coca-Cola Co.	1.7%
Total	30.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CSGCX-TSR-SAR

Calvert Balanced Fund

Class I CBAIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,372,822,355
# of Portfolio Holdings	606
Portfolio Turnover Rate	55%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.8%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	3.1%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	6.4%
Short-Term Investments	6.9%
U.S. Government Agency Mortgage-Backed Securities	8.2%
Corporate Bonds	9.4%
Common Stocks	58.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.2%
Alphabet, Inc., Class C	4.5%
Apple, Inc.	3.8%
Microsoft Corp.	3.4%
Uniform Mortgage-Backed Security, 5.000%, 30-Year, TBA	3.0%
Amazon.com, Inc.	2.8%
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	1.8%
Baker Hughes Co.	1.8%
Coca-Cola Co.	1.7%
Total	30.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CBAIX-TSR-SAR

Calvert Balanced Fund

Class R6 CBARX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,372,822,355
# of Portfolio Holdings	606
Portfolio Turnover Rate	55%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.8%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	3.1%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	6.4%
Short-Term Investments	6.9%
U.S. Government Agency Mortgage-Backed Securities	8.2%
Corporate Bonds	9.4%
Common Stocks	58.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.2%
Alphabet, Inc., Class C	4.5%
Apple, Inc.	3.8%
Microsoft Corp.	3.4%
Uniform Mortgage-Backed Security, 5.000%, 30-Year, TBA	3.0%
Amazon.com, Inc.	2.8%
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	1.8%
Baker Hughes Co.	1.8%
Coca-Cola Co.	1.7%
Total	30.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CBARX-TSR-SAR

Calvert Bond Fund

Class A CSIBX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,243,428,085
# of Portfolio Holdings	482
Portfolio Turnover Rate	146%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
24.4%
U.S. Government Agency Mortgage-Backed Securities
20.9%
U.S. Treasury Obligations
18.8%
Short-Term Investments
10.4%
Asset-Backed Securities
9.8%
Commercial Mortgage-Backed Securities
7.0%
Collateralized Mortgage Obligations
4.4%
Senior Floating-Rate Loans
1.3%
Other†
3.0%

Table Summary
Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Collateralized Mortgage Obligations	4.4%
Commercial Mortgage-Backed Securities	7.0%
Asset-Backed Securities	9.8%
Short-Term Investments	10.4%
U.S. Treasury Obligations	18.8%
U.S. Government Agency Mortgage-Backed Securities	20.9%
Corporate Bonds	24.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(3.7%)
Not Rated	5.0%
CCCFootnote Reference*	0.0%
B	2.7%
BB	3.1%
BBB	20.2%
A	12.8%
AA	6.2%
AAA	53.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CSIBX-TSR-SAR

Calvert Bond Fund

Class C CSBCX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,243,428,085
# of Portfolio Holdings	482
Portfolio Turnover Rate	146%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Collateralized Mortgage Obligations	4.4%
Commercial Mortgage-Backed Securities	7.0%
Asset-Backed Securities	9.8%
Short-Term Investments	10.4%
U.S. Treasury Obligations	18.8%
U.S. Government Agency Mortgage-Backed Securities	20.9%
Corporate Bonds	24.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(3.7%)
Not Rated	5.0%
CCCFootnote Reference*	0.0%
B	2.7%
BB	3.1%
BBB	20.2%
A	12.8%
AA	6.2%
AAA	53.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CSBCX-TSR-SAR

Calvert Bond Fund

Class I CBDIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,243,428,085
# of Portfolio Holdings	482
Portfolio Turnover Rate	146%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Collateralized Mortgage Obligations	4.4%
Commercial Mortgage-Backed Securities	7.0%
Asset-Backed Securities	9.8%
Short-Term Investments	10.4%
U.S. Treasury Obligations	18.8%
U.S. Government Agency Mortgage-Backed Securities	20.9%
Corporate Bonds	24.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(3.7%)
Not Rated	5.0%
CCCFootnote Reference*	0.0%
B	2.7%
BB	3.1%
BBB	20.2%
A	12.8%
AA	6.2%
AAA	53.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CBDIX-TSR-SAR

Calvert Bond Fund

Class R6 CBORX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,243,428,085
# of Portfolio Holdings	482
Portfolio Turnover Rate	146%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Collateralized Mortgage Obligations	4.4%
Commercial Mortgage-Backed Securities	7.0%
Asset-Backed Securities	9.8%
Short-Term Investments	10.4%
U.S. Treasury Obligations	18.8%
U.S. Government Agency Mortgage-Backed Securities	20.9%
Corporate Bonds	24.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(3.7%)
Not Rated	5.0%
CCCFootnote Reference*	0.0%
B	2.7%
BB	3.1%
BBB	20.2%
A	12.8%
AA	6.2%
AAA	53.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CBORX-TSR-SAR

Calvert Conservative Allocation Fund

Class A CCLAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$219,615,391
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.8%
International and Global Equity Funds	9.1%
Domestic Equity Funds	26.1%
Income Funds	64.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert Bond Fund, Class R6	27.0%
Calvert Core Bond Fund, Class I	18.1%
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	9.2%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	9.0%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	3.9%
Calvert International Responsible Index Fund, Class R6	3.5%
Calvert Floating-Rate Advantage Fund, Class R6	3.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	3.4%
Calvert High Yield Bond Fund, Class R6	3.4%
Total	88.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CCLAX-TSR-SAR

Calvert Conservative Allocation Fund

Class C CALCX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$60	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$219,615,391
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.8%
International and Global Equity Funds	9.1%
Domestic Equity Funds	26.1%
Income Funds	64.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert Bond Fund, Class R6	27.0%
Calvert Core Bond Fund, Class I	18.1%
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	9.2%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	9.0%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	3.9%
Calvert International Responsible Index Fund, Class R6	3.5%
Calvert Floating-Rate Advantage Fund, Class R6	3.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	3.4%
Calvert High Yield Bond Fund, Class R6	3.4%
Total	88.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CALCX-TSR-SAR

Calvert Conservative Allocation Fund

Class I CFAIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$219,615,391
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.8%
International and Global Equity Funds	9.1%
Domestic Equity Funds	26.1%
Income Funds	64.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert Bond Fund, Class R6	27.0%
Calvert Core Bond Fund, Class I	18.1%
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	9.2%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	9.0%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	3.9%
Calvert International Responsible Index Fund, Class R6	3.5%
Calvert Floating-Rate Advantage Fund, Class R6	3.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	3.4%
Calvert High Yield Bond Fund, Class R6	3.4%
Total	88.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CFAIX-TSR-SAR

Calvert Conservative Allocation Fund

Class R6 CAARX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$219,615,391
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.8%
International and Global Equity Funds	9.1%
Domestic Equity Funds	26.1%
Income Funds	64.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert Bond Fund, Class R6	27.0%
Calvert Core Bond Fund, Class I	18.1%
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	9.2%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	9.0%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	3.9%
Calvert International Responsible Index Fund, Class R6	3.5%
Calvert Floating-Rate Advantage Fund, Class R6	3.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	3.4%
Calvert High Yield Bond Fund, Class R6	3.4%
Total	88.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CAARX-TSR-SAR

Calvert Equity Fund

Class A CSIEX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,785,928,732
# of Portfolio Holdings	67
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Venture Capital	0.5%
Consumer Staples	2.0%
Real Estate	3.1%
Short-Term Investments	3.4%
Communication Services	5.4%
Consumer Discretionary	6.5%
Materials	8.0%
Industrials	13.7%
Information Technology	14.5%
Financials	20.4%
Health Care	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Mastercard, Inc., Class A	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Visa, Inc., Class A	4.6%
Verisk Analytics, Inc.	4.5%
Alphabet, Inc., Class C	4.5%
Danaher Corp.	4.4%
TJX Cos., Inc.	4.3%
VeriSign, Inc.	4.2%
Zoetis, Inc.	4.1%
Microsoft Corp.	3.7%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CSIEX-TSR-SAR

Calvert Equity Fund

Class C CSECX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,785,928,732
# of Portfolio Holdings	67
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Venture Capital	0.5%
Consumer Staples	2.0%
Real Estate	3.1%
Short-Term Investments	3.4%
Communication Services	5.4%
Consumer Discretionary	6.5%
Materials	8.0%
Industrials	13.7%
Information Technology	14.5%
Financials	20.4%
Health Care	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Mastercard, Inc., Class A	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Visa, Inc., Class A	4.6%
Verisk Analytics, Inc.	4.5%
Alphabet, Inc., Class C	4.5%
Danaher Corp.	4.4%
TJX Cos., Inc.	4.3%
VeriSign, Inc.	4.2%
Zoetis, Inc.	4.1%
Microsoft Corp.	3.7%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CSECX-TSR-SAR

Calvert Equity Fund

Class I CEYIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,785,928,732
# of Portfolio Holdings	67
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Venture Capital	0.5%
Consumer Staples	2.0%
Real Estate	3.1%
Short-Term Investments	3.4%
Communication Services	5.4%
Consumer Discretionary	6.5%
Materials	8.0%
Industrials	13.7%
Information Technology	14.5%
Financials	20.4%
Health Care	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Mastercard, Inc., Class A	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Visa, Inc., Class A	4.6%
Verisk Analytics, Inc.	4.5%
Alphabet, Inc., Class C	4.5%
Danaher Corp.	4.4%
TJX Cos., Inc.	4.3%
VeriSign, Inc.	4.2%
Zoetis, Inc.	4.1%
Microsoft Corp.	3.7%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CEYIX-TSR-SAR

Calvert Equity Fund

Class R6 CEYRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,785,928,732
# of Portfolio Holdings	67
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Venture Capital	0.5%
Consumer Staples	2.0%
Real Estate	3.1%
Short-Term Investments	3.4%
Communication Services	5.4%
Consumer Discretionary	6.5%
Materials	8.0%
Industrials	13.7%
Information Technology	14.5%
Financials	20.4%
Health Care	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Mastercard, Inc., Class A	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Visa, Inc., Class A	4.6%
Verisk Analytics, Inc.	4.5%
Alphabet, Inc., Class C	4.5%
Danaher Corp.	4.4%
TJX Cos., Inc.	4.3%
VeriSign, Inc.	4.2%
Zoetis, Inc.	4.1%
Microsoft Corp.	3.7%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CEYRX-TSR-SAR

Calvert Growth Allocation Fund

Class A CAAAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$348,276,730
# of Portfolio Holdings	19
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	9.5%
International and Global Equity Funds	26.7%
Domestic Equity Funds	63.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	22.6%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	21.2%
Calvert International Responsible Index Fund, Class R6	11.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	8.9%
Calvert International Equity Fund, Class R6	7.0%
Calvert Equity Fund, Class R6	6.6%
Calvert Emerging Markets Advancement Fund, Class I	5.7%
Calvert Bond Fund, Class R6	4.0%
Calvert Core Bond Fund, Class I	3.4%
Calvert Emerging Markets Equity Fund, Class R6	2.7%
Total	93.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CAAAX-TSR-SAR

Calvert Growth Allocation Fund

Class C CAACX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$348,276,730
# of Portfolio Holdings	19
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	9.5%
International and Global Equity Funds	26.7%
Domestic Equity Funds	63.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	22.6%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	21.2%
Calvert International Responsible Index Fund, Class R6	11.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	8.9%
Calvert International Equity Fund, Class R6	7.0%
Calvert Equity Fund, Class R6	6.6%
Calvert Emerging Markets Advancement Fund, Class I	5.7%
Calvert Bond Fund, Class R6	4.0%
Calvert Core Bond Fund, Class I	3.4%
Calvert Emerging Markets Equity Fund, Class R6	2.7%
Total	93.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CAACX-TSR-SAR

Calvert Growth Allocation Fund

Class I CAGIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$348,276,730
# of Portfolio Holdings	19
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	9.5%
International and Global Equity Funds	26.7%
Domestic Equity Funds	63.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	22.6%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	21.2%
Calvert International Responsible Index Fund, Class R6	11.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	8.9%
Calvert International Equity Fund, Class R6	7.0%
Calvert Equity Fund, Class R6	6.6%
Calvert Emerging Markets Advancement Fund, Class I	5.7%
Calvert Bond Fund, Class R6	4.0%
Calvert Core Bond Fund, Class I	3.4%
Calvert Emerging Markets Equity Fund, Class R6	2.7%
Total	93.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CAGIX-TSR-SAR

Calvert Growth Allocation Fund

Class R6 CGARX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$348,276,730
# of Portfolio Holdings	19
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	9.5%
International and Global Equity Funds	26.7%
Domestic Equity Funds	63.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	22.6%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	21.2%
Calvert International Responsible Index Fund, Class R6	11.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	8.9%
Calvert International Equity Fund, Class R6	7.0%
Calvert Equity Fund, Class R6	6.6%
Calvert Emerging Markets Advancement Fund, Class I	5.7%
Calvert Bond Fund, Class R6	4.0%
Calvert Core Bond Fund, Class I	3.4%
Calvert Emerging Markets Equity Fund, Class R6	2.7%
Total	93.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CGARX-TSR-SAR

Calvert Moderate Allocation Fund

Class A CMAAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$371,635,940
# of Portfolio Holdings	22
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.5%
International and Global Equity Funds	17.6%
Income Funds	34.0%
Domestic Equity Funds	47.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	16.9%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	16.0%
Calvert Bond Fund, Class R6	14.4%
Calvert Core Bond Fund, Class I	9.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Responsible Index Fund, Class R6	6.6%
Calvert International Equity Fund, Class R6	5.2%
Calvert Equity Fund, Class R6	5.0%
Calvert Emerging Markets Advancement Fund, Class I	4.1%
Calvert Mortgage Access Fund, Class I	4.1%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CMAAX-TSR-SAR

Calvert Moderate Allocation Fund

Class C CMACX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$371,635,940
# of Portfolio Holdings	22
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.5%
International and Global Equity Funds	17.6%
Income Funds	34.0%
Domestic Equity Funds	47.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	16.9%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	16.0%
Calvert Bond Fund, Class R6	14.4%
Calvert Core Bond Fund, Class I	9.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Responsible Index Fund, Class R6	6.6%
Calvert International Equity Fund, Class R6	5.2%
Calvert Equity Fund, Class R6	5.0%
Calvert Emerging Markets Advancement Fund, Class I	4.1%
Calvert Mortgage Access Fund, Class I	4.1%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CMACX-TSR-SAR

Calvert Moderate Allocation Fund

Class I CLAIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$371,635,940
# of Portfolio Holdings	22
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.5%
International and Global Equity Funds	17.6%
Income Funds	34.0%
Domestic Equity Funds	47.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	16.9%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	16.0%
Calvert Bond Fund, Class R6	14.4%
Calvert Core Bond Fund, Class I	9.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Responsible Index Fund, Class R6	6.6%
Calvert International Equity Fund, Class R6	5.2%
Calvert Equity Fund, Class R6	5.0%
Calvert Emerging Markets Advancement Fund, Class I	4.1%
Calvert Mortgage Access Fund, Class I	4.1%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CLAIX-TSR-SAR

Calvert Moderate Allocation Fund

Class R6 CAMRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$371,635,940
# of Portfolio Holdings	22
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.5%
International and Global Equity Funds	17.6%
Income Funds	34.0%
Domestic Equity Funds	47.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	16.9%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	16.0%
Calvert Bond Fund, Class R6	14.4%
Calvert Core Bond Fund, Class I	9.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Responsible Index Fund, Class R6	6.6%
Calvert International Equity Fund, Class R6	5.2%
Calvert Equity Fund, Class R6	5.0%
Calvert Emerging Markets Advancement Fund, Class I	4.1%
Calvert Mortgage Access Fund, Class I	4.1%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CAMRX-TSR-SAR

Calvert Focused Value Fund

Class A CRFAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$12,207,225
# of Portfolio Holdings	30
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Real Estate	3.8%
Utilities	4.7%
Communication Services	5.9%
Materials	6.7%
Consumer Discretionary	8.5%
Consumer Staples	8.8%
Health Care	10.5%
Information Technology	12.8%
Industrials	13.6%
Financials	23.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	5.6%
Bristol-Myers Squibb Co.	4.7%
Bank of America Corp.	4.0%
Johnson Controls International PLC	3.8%
First Industrial Realty Trust, Inc.	3.8%
Charles Schwab Corp.	3.8%
American International Group, Inc.	3.6%
Micron Technology, Inc.	3.6%
Hershey Co.	3.6%
Total	42.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CRFAX-TSR-SAR

Calvert Focused Value Fund

Class C CRFCX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$12,207,225
# of Portfolio Holdings	30
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Real Estate	3.8%
Utilities	4.7%
Communication Services	5.9%
Materials	6.7%
Consumer Discretionary	8.5%
Consumer Staples	8.8%
Health Care	10.5%
Information Technology	12.8%
Industrials	13.6%
Financials	23.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	5.6%
Bristol-Myers Squibb Co.	4.7%
Bank of America Corp.	4.0%
Johnson Controls International PLC	3.8%
First Industrial Realty Trust, Inc.	3.8%
Charles Schwab Corp.	3.8%
American International Group, Inc.	3.6%
Micron Technology, Inc.	3.6%
Hershey Co.	3.6%
Total	42.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CRFCX-TSR-SAR

Calvert Focused Value Fund

Class I CRFIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$12,207,225
# of Portfolio Holdings	30
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Real Estate	3.8%
Utilities	4.7%
Communication Services	5.9%
Materials	6.7%
Consumer Discretionary	8.5%
Consumer Staples	8.8%
Health Care	10.5%
Information Technology	12.8%
Industrials	13.6%
Financials	23.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	5.6%
Bristol-Myers Squibb Co.	4.7%
Bank of America Corp.	4.0%
Johnson Controls International PLC	3.8%
First Industrial Realty Trust, Inc.	3.8%
Charles Schwab Corp.	3.8%
American International Group, Inc.	3.6%
Micron Technology, Inc.	3.6%
Hershey Co.	3.6%
Total	42.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CRFIX-TSR-SAR

Calvert Focused Value Fund

Class R6 CRFRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$12,207,225
# of Portfolio Holdings	30
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Real Estate	3.8%
Utilities	4.7%
Communication Services	5.9%
Materials	6.7%
Consumer Discretionary	8.5%
Consumer Staples	8.8%
Health Care	10.5%
Information Technology	12.8%
Industrials	13.6%
Financials	23.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	5.6%
Bristol-Myers Squibb Co.	4.7%
Bank of America Corp.	4.0%
Johnson Controls International PLC	3.8%
First Industrial Realty Trust, Inc.	3.8%
Charles Schwab Corp.	3.8%
American International Group, Inc.	3.6%
Micron Technology, Inc.	3.6%
Hershey Co.	3.6%
Total	42.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CRFRX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Social Investment Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

Calvert Balanced Fund    •    Calvert Bond Fund    •    Calvert Equity Fund

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Social Investment Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Balanced Fund
March 31, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 4.5%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	1,632	$ 1,645,345
Ally Bank Auto Credit-Linked Notes:
Series 2024-B, Class B, 5.117%, 9/15/32(1)	417	419,719
Series 2025-B, Class C, 4.697%, 9/15/33(1)	921	924,603
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	155	157,343
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	750	760,107
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)	255	253,801
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)	1,637	1,650,982
Series 2025-1A, Class C, 7.75%, 2/15/50(1)	220	219,492
Series 2025-2A, Class B, 6.303%, 8/15/50(1)	238	239,373
Series 2026-1A, Class A, 5.073%, 3/15/51(1)	250	245,899
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	1,655	1,656,459
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	235	235,601
DataBank Issuer II LLC:
Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	1,505	1,462,845
Series 2025-1A, Class B, 5.669%, 9/27/55(1)	66	63,443
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	757,189
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	156	154,973
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	991	975,874
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,139	1,113,710
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	250,240
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	2,099,103
Driven Brands Funding LLC:
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	310	291,552
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	1,677	1,514,971
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	543	535,569
FIGRE Trust:
Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(2)	392	392,771
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(3)	1,130	1,134,973
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	1,691	1,715,643
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	442	354,577
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	329	327,031
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	116	115,452
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	60	59,273
Security	Principal Amount* (000's omitted)	Value
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	1,758	$ 1,745,082
Lendbuzz Securitization Trust, Series 2025-2A, Class C, 5.28%, 4/15/31(1)	155	153,607
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.523%, (1 mo. SOFR + 2.85%), 5/16/30(1)(4)	1,461	1,451,179
Series 2025-GT1, Class B, 7.223%, (1 mo. SOFR + 3.55%), 5/16/30(1)(4)	107	106,884
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	168	106,225
Lunar Aircraft Ltd.:
Series 2020-1A, Class A, 3.376%, 2/15/45(1)	47	46,371
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	47	46,667
MAPS Trust, Series 2026-1A, Class A, 5.201%, 1/15/51(1)	764	747,606
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	317	197,208
MMP Capital LLC, Series 2025-A, Class B, 5.72%, 12/15/31(1)	110	111,179
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	240	227,086
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	502	448,302
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	67	59,333
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	55	47,282
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	139	117,689
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	203	164,362
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	709	570,597
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	172	98,442
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	270	15,113
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	675	672,037
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,619	1,553,344
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)	107	107,132
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	755	761,880
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	175	173,448
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	432	426,387
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	788	792,685
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	424	423,846
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	136	133,653
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,305	1,288,044
Series 2021-C, Class B, 2.67%, 10/8/31(1)	136	133,787
Series 2025-C, Class D, 5.91%, 7/8/33(1)	115	114,720
Phantom Aviation, Series 2026-1A, Class B, 6.027%, 1/15/51(1)	249	245,501
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	591	563,531
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	1,108	1,115,936

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		1,270	$ 1,267,372
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	247	178,100
Series 2025-1A, Class B, 5.727%, 8/15/50(1)		120	116,410
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.279%, (1 mo. SOFR + 1.60%), 10/25/55(1)(4)		1,421	1,429,206
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class E, 6.274%, 1/16/34(1)		250	250,474
Service Experts Issuer LLC:
Series 2025-1A, Class A, 5.38%, 1/20/37(1)		736	734,040
Series 2025-1A, Class B, 7.62%, 1/20/37(1)		210	211,012
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		332	315,988
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		419	373,278
SERVPRO Master Issuer LLC:
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		480	492,366
Series 2025-1A, Class A2, 5.525%, 10/25/55(1)		1,291	1,280,293
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,092	1,082,122
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		216	203,435
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		158	168,360
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		636	628,986
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		454	448,645
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A, 4.87%, 7/20/48(1)		222	214,203
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)		613	528,100
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)		972	723,339
Series 2021-A, Class B, 3.15%, 2/20/48(1)		298	153,073
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		1,079	986,527
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)		1,565	1,360,024
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		397	383,298
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		560	508,601
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		1,254	1,204,607
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		192	185,120
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)		1,530	1,531,684
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/28(1)		101	100,972
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		73	63,406
Security	Principal Amount* (000's omitted)		Value
U.S. Bank NA:
Series 2026-RVM1, Class B1, 4.959%, 12/25/46(1)		1,350	$ 1,345,798
Series 2026-RVM1, Class D, 7.056%, 12/25/46(1)		250	249,330
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37		587	552,537
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	1,542	1,762,423
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	555	737,725
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		1,870	1,786,551
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		621	610,580
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		102	104,724
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		768	707,218
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		183	180,150
Willis Engine Structured Trust IX, Series 2025-B, Class B, 5.696%, 12/15/50(1)		253	252,147
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		281	272,836
Series 2020-A, Class C, 6.657%, 3/15/45(1)		58	57,656
Total Asset-Backed Securities (identified cost $64,109,384)			$62,436,774

Collateralized Mortgage Obligations — 1.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2025-1, Class M1C, 6.912%, (30-day SOFR Average + 3.25%), 10/25/35(1)(4)	$205	$ 206,656
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	1,108	1,085,865
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	253	255,634
Chase Home Lending Mortgage Trust, Series 2026-1, Class A2, 5.50%, 11/25/56(1)(2)	1,384	1,381,952
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	223	223,223
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	320	322,322
Eagle Re Ltd., Series 2021-2, Class M1C, 7.112%, (30-day SOFR Average + 3.45%), 4/25/34(1)(4)	73	73,478
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	124	126,983
Series 5402, Class BZ, 6.00%, 4/25/54	56	57,906
Series 5413, Class MZ, 6.00%, 5/25/54	106	109,919

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5483, Class FB, 5.092%, (30-day SOFR Average + 1.43%), 12/25/54(4)	$1,250	$ 1,258,329
Series 5529, Class AF, 4.662%, (30-day SOFR Average + 1.00%), 3/25/55(4)	972	976,404
Series 5556, Class FA, 4.812%, (30-day SOFR Average + 1.15%), 7/25/55(4)	709	710,861
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 11.926%, (30-day SOFR Average + 8.264%), 7/25/49(1)(4)	240	266,783
Series 2020-DNA6, Class B1, 6.662%, (30-day SOFR Average + 3.00%), 12/25/50(1)(4)	50	53,030
Series 2021-DNA2, Class B1, 7.062%, (30-day SOFR Average + 3.40%), 8/25/33(1)(4)	150	164,551
Series 2021-DNA2, Class B2, 9.662%, (30-day SOFR Average + 6.00%), 8/25/33(1)(4)	140	172,695
Series 2022-DNA2, Class M1A, 4.962%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	125	125,672
Federal National Mortgage Association:
Series 2024-33, Class KF, 4.612%, (30-day SOFR Average + 0.95%), 1/25/54(4)	61	61,229
Series 2025-12, Class GF, 5.012%, (30-day SOFR Average + 1.35%), 3/25/55(4)	832	837,840
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.126%, (30-day SOFR Average + 4.464%), 7/25/31(1)(4)	115	121,411
Series 2019-R05, Class 1B1, 7.876%, (30-day SOFR Average + 4.214%), 7/25/39(1)(4)	138	139,685
Series 2019-R06, Class 2B1, 7.526%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	630	637,145
Series 2019-R07, Class 1B1, 7.176%, (30-day SOFR Average + 3.514%), 10/25/39(1)(4)	204	206,948
Series 2020-R02, Class 2B1, 6.776%, (30-day SOFR Average + 3.114%), 1/25/40(1)(4)	1,120	1,137,525
Series 2021-R01, Class 1B2, 9.662%, (30-day SOFR Average + 6.00%), 10/25/41(1)(4)	395	403,749
Series 2021-R02, Class 2B1, 6.962%, (30-day SOFR Average + 3.30%), 11/25/41(1)(4)	35	35,206
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	460	475,533
Series 2023-84, Class MW, 6.00%, 6/20/53	482	499,324
Series 2023-98, Class BW, 6.00%, 7/20/53	68	70,296
Series 2023-99, Class AL, 6.00%, 7/20/53	68	70,296
Series 2023-101, Class FM, 4.573%, (30-day SOFR Average + 0.90%), 7/20/53(4)	504	505,413
Series 2023-102, Class SG, 8.858%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	53	56,461
Series 2024-44, Class LM, 6.00%, 3/20/54	268	276,903
Series 2024-46, Class AL, 6.00%, 3/20/54	67	69,217
Series 2024-59, Class LG, 6.00%, 4/20/54	1,870	1,935,315
Series 2025-2, Class FB, 4.723%, (30-day SOFR Average + 1.05%), 12/20/54(4)	202	203,219
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	343	345,747
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.879%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	$200	$ 200,600
Series 2025-GT1, Class A, 6.129%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	1,585	1,589,200
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.169%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	1,086	1,088,132
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(2)	766	772,501
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(2)	579	583,609
Triangle Re Ltd., Series 2021-3, Class B1, 8.612%, (30-day SOFR Average + 4.95%), 2/25/34(1)(4)	175	178,852
Total Collateralized Mortgage Obligations (identified cost $19,812,411)		$ 20,073,619

Commercial Mortgage-Backed Securities — 3.3%

Security	Principal Amount (000’s omitted)		Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)		100	$ 96,019
Series 2019-BPR, Class DNM, 3.72%, 11/5/32(1)(2)		1,605	1,494,160
Series 2019-BPR, Class ENM, 3.72%, 11/5/32(1)(2)		680	619,780
Series 2019-BPR, Class FNM, 3.72%, 11/5/32(1)(2)		1,215	1,084,115
BFLD Commercial Mortgage Trust:
Series 2025-660F, Class C, 5.823%, (1 mo. SOFR + 2.15%), 11/15/42(1)(4)		410	409,876
Series 2025-660F, Class D, 6.423%, (1 mo. SOFR + 2.75%), 11/15/42(1)(4)		100	100,022
BFLD Trust, Series 2025-FPM, Class B, 5.22%, 10/10/40(1)(2)		171	172,194
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.273%, (1 mo. SOFR + 1.60%), 12/15/42(1)(4)		904	906,051
BPR Trust, Series 2022-SSP, Class A, 6.673%, (1 mo. SOFR + 3.00%), 5/15/39(1)(4)		830	831,694
BX Trust, Series 2025-GW, Class E, 7.323%, (1 mo. SOFR + 3.65%), 7/15/42(1)(4)		250	250,343
Caister Finance DAC:
Series 1A, Class B, 6.195%, (SONIA + 2.45%), 8/17/35(1)(4)	GBP	844	1,119,734
Series 1A, Class C, 6.585%, (SONIA + 2.84%), 8/17/35(1)(4)	GBP	137	181,392
CRSNT Trust:
Series 2026-MOON, Class A, 5.073%, (1 mo. SOFR + 1.40%), 2/15/31(1)(4)		945	942,381
Series 2026-MOON, Class D, 6.073%, (1 mo. SOFR + 2.40%), 2/15/31(1)(4)		135	135,170
CSMC Trust, Series 2021-BPNY, Class A, 7.502%, (1 mo. SOFR + 3.829%), 8/15/26(1)(4)		1,812	1,779,459
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.338%, 8/10/42(1)(2)		811	830,397

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Extended Stay America Trust:
Series 2025-151, Class F, 7.773%, (1 mo. SOFR + 4.10%), 10/15/42(1)(4)	20	$ 20,099
Series 2025-ESH, Class D, 6.273%, (1 mo. SOFR + 2.60%), 10/15/42(1)(4)	200	200,746
Series 2025-ESH, Class E, 7.023%, (1 mo. SOFR + 3.35%), 10/15/42(1)(4)	620	622,700
Series 2026-ESH2, Class D, 5.923%, (1 mo. SOFR + 2.25%), 2/15/43(1)(4)	688	691,608
Series 2026-ESH2, Class E, 6.573%, (1 mo. SOFR + 2.90%), 2/15/43(1)(4)	119	119,484
Series 2026-ESH2, Class F, 7.423%, (1 mo. SOFR + 3.75%), 2/15/43(1)(4)	69	69,600
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(2)	1,267	1,256,010
Series KSG1, Class A2, 1.503%, 9/25/30	704	628,684
Series KW06, Class A2, 3.80%, 6/25/28(2)	1,076	1,063,656
Series W5FX, Class AFX, 2.97%, 4/25/28(2)	412	405,508
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(2)	891	877,530
Series 2018-M4, Class A2, 3.067%, 3/25/28(2)	1,404	1,383,978
Series 2018-M13, Class A2, 3.754%, 9/25/30(2)	2,487	2,442,141
Series 2019-M22, Class A2, 2.522%, 8/25/29	2,776	2,640,190
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,193,739
Series 2023-M1S, Class A2, 4.50%, 4/25/33(2)	2,397	2,447,585
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 7.923%, (1 mo. SOFR + 4.25%), 12/15/39(1)(4)	115	115,725
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	853	861,407
FS Trust, Series 2026-ORL, Class C, 5.523%, (1 mo. SOFR + 1.85%), 2/15/41(1)(4)	195	195,030
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.364%, (1 mo. SOFR + 1.691%), 5/15/41(1)(4)	1,328	1,329,600
Series 2024-WLF2, Class D, 6.612%, (1 mo. SOFR + 2.939%), 5/15/41(1)(4)	213	214,078
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.314%, (1 mo. SOFR + 1.642%), 6/15/41(1)(4)	830	830,997
Series 2024-DPLO, Class C, 6.213%, (1 mo. SOFR + 2.54%), 6/15/41(1)(4)	329	329,494
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.013%, (1 mo. SOFR + 2.341%), 9/15/41(1)(4)	266	266,477
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 5.923%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)	567	567,063
Series 2025-STAY, Class D, 6.523%, (1 mo. SOFR + 2.85%), 3/15/42(1)(4)	1,475	1,474,929
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	23,088
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	225	3,539
Series 2025-PHNY, Class A, 5.317%, (1 mo. SOFR + 1.644%), 1/15/41(1)(4)	115	115,164
Security	Principal Amount (000’s omitted)	Value
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 5.613%, (1 mo. SOFR + 1.941%), 6/15/39(1)(4)	886	$ 887,251
LBTY Commercial Mortgage Trust, Series 2026-225L, Class E, 6.578%, 2/10/43(1)(2)	230	222,968
NYC Commercial Mortgage Trust, Series 2025-3BP, Class E, 7.212%, (1 mo. SOFR + 3.539%), 2/15/42(1)(4)	100	100,332
NYC Trust, Series 2024-3ELV, Class A, 5.664%, (1 mo. SOFR + 1.991%), 8/15/29(1)(4)	1,237	1,240,785
ORL Trust:
Series 2024-GLKS, Class A, 5.165%, (1 mo. SOFR + 1.493%), 12/15/39(1)(4)	1,514	1,515,891
Series 2024-GLKS, Class D, 6.463%, (1 mo. SOFR + 2.791%), 12/15/39(1)(4)	539	541,356
Series 2024-GLKS, Class F, 8.111%, (1 mo. SOFR + 4.438%), 12/15/39(1)(4)	200	200,912
PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 5.927%, 8/10/42(1)(2)	104	106,678
PNW Trust, Series 2026-ARTE, Class A, (1 mo. SOFR + 1.711%), 4/15/29(1)(6)	110	109,895
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.064%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	1,267	1,264,396
TX Trust:
Series 2024-HOU, Class A, 5.264%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	1,280	1,279,929
Series 2024-HOU, Class E, 8.06%, (1 mo. SOFR + 4.387%), 6/15/39(1)(4)	215	216,327
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(2)	782	813,306
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class B, 5.612%, 9/15/40(1)(2)	100	99,037
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	850	783,028
Willowbrook Mall:
Series 2025-WBRK, Class C, 6.075%, 3/5/35(1)(2)	930	937,453
Series 2025-WBRK, Class E, 6.075%, 3/5/35(1)(2)	100	95,257
Total Commercial Mortgage-Backed Securities (identified cost $46,128,335)		$44,757,437

Common Stocks — 61.0%

Security	Shares	Value
Aerospace & Defense — 0.6%
HEICO Corp.	32,500	$ 8,911,500
		$ 8,911,500
Banks — 1.9%
JPMorgan Chase & Co.	90,200	$ 26,533,232
		$ 26,533,232

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Beverages — 1.8%
Coca-Cola Co.	319,540	$ 24,301,017
		$ 24,301,017
Biotechnology — 2.8%
AbbVie, Inc.	85,200	$ 18,530,148
Argenx SE ADR(7)	8,200	5,988,050
Gilead Sciences, Inc.	103,800	14,466,606
		$ 38,984,804
Broadline Retail — 2.9%
Amazon.com, Inc.(7)	191,730	$39,931,607
		$39,931,607
Building Products — 0.7%
Carrier Global Corp.	165,500	$9,319,305
		$9,319,305
Capital Markets — 2.0%
Evercore, Inc., Class A	17,100	$5,104,521
Intercontinental Exchange, Inc.	37,400	5,882,272
LPL Financial Holdings, Inc.	16,400	4,933,612
Tradeweb Markets, Inc., Class A	101,466	11,938,490
		$27,858,895
Chemicals — 1.1%
Linde PLC	31,200	$15,467,712
		$15,467,712
Commercial Services & Supplies — 0.9%
Waste Connections, Inc.	75,900	$12,329,196
		$12,329,196
Communications Equipment — 0.8%
Motorola Solutions, Inc.	25,200	$10,936,044
		$10,936,044
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	138,800	$17,250,064
		$17,250,064
Electric Utilities — 1.2%
Constellation Energy Corp.	36,500	$10,192,625
IDACORP, Inc.	42,100	6,019,037
		$16,211,662
Electrical Equipment — 3.1%
AMETEK, Inc.	61,100	$13,097,396
Eaton Corp. PLC	45,300	16,202,451
Security	Shares	Value
Electrical Equipment (continued)
Siemens Energy AG	77,400	$ 13,347,588
		$ 42,647,435
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	100,200	$ 12,660,270
		$ 12,660,270
Energy Equipment & Services — 1.9%
Baker Hughes Co.	421,900	$ 25,756,995
		$ 25,756,995
Entertainment — 1.9%
Liberty Media Corp.-Liberty Formula One, Class C(7)	122,700	$10,431,954
Netflix, Inc.(7)	167,200	16,076,280
		$26,508,234
Financial Services — 2.3%
Rocket Cos., Inc., Class A(7)	620,040	$8,835,570
Visa, Inc., Class A	75,100	22,698,224
		$31,533,794
Health Care Equipment & Supplies — 0.7%
Edwards Lifesciences Corp.(7)	115,000	$9,209,200
		$9,209,200
Health Care Providers & Services — 0.9%
Quest Diagnostics, Inc.	44,800	$8,779,904
UnitedHealth Group, Inc.	15,780	4,269,910
		$13,049,814
Hotels, Restaurants & Leisure — 1.7%
Domino's Pizza, Inc.	30,500	$10,943,095
Marriott International, Inc., Class A	38,800	12,690,316
		$23,633,411
Insurance — 0.7%
Arthur J. Gallagher & Co.	44,600	$9,659,468
		$9,659,468
Interactive Media & Services — 4.7%
Alphabet, Inc., Class C	223,340	$64,067,313
		$64,067,313
Machinery — 0.8%
Parker-Hannifin Corp.	11,700	$10,474,308
		$10,474,308

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 1.6%
Eli Lilly & Co.	23,700	$ 21,798,549
		$ 21,798,549
Real Estate Management & Development — 0.6%
FirstService Corp.(8)	59,000	$ 8,197,460
		$ 8,197,460
Semiconductors & Semiconductor Equipment — 10.0%
Analog Devices, Inc.	40,700	$ 12,948,298
Broadcom, Inc.	108,110	33,461,126
Lam Research Corp.	75,550	16,142,013
NVIDIA Corp.	427,900	74,625,760
		$137,177,197
Software — 4.8%
Microsoft Corp.	131,651	$48,733,251
Palo Alto Networks, Inc.(7)	63,500	10,180,320
Synopsys, Inc.(7)	16,700	6,621,216
		$65,534,787
Specialty Retail — 1.8%
Burlington Stores, Inc.(7)	35,000	$11,388,300
TJX Cos., Inc.	85,900	13,718,230
		$25,106,530
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	215,508	$54,693,775
		$54,693,775
Trading Companies & Distributors — 0.5%
Fastenal Co.	145,600	$6,755,840
		$6,755,840
Venture Capital — 0.1%
Learn Capital Venture Partners III LP(7)(9)(10)	1,088,825	$1,227,004
Neighborhood Bancorp, Class A(7)(9)(10)	10,000	9,400
		$1,236,404
Total Common Stocks (identified cost $478,279,116)		$837,735,822

Corporate Bonds — 9.8%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.1%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	534	$ 570,142
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	160	165,690
Security	Principal Amount* (000’s omitted)	Value
Basic Materials (continued)
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	200	$ 190,997
		$ 926,829
Communications — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	798	$ 512,988
4.80%, 3/1/50	2,106	1,558,140
5.375%, 5/1/47	750	604,111
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	159	166,506
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	165	168,549
8.00%, 8/1/29(1)	125	124,903
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	180	173,661
Snap, Inc., 6.875%, 3/1/33(1)	103	97,344
TELUS Corp.:
6.375% to 3/9/31, 6/9/56(11)	1,295	1,282,448
6.625% to 3/9/36, 6/9/56(11)	121	117,998
Zegona Finance PLC, 8.625%, 7/15/29(1)	573	601,987
		$5,408,635
Consumer, Cyclical — 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	128	$128,511
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51(8)	2,108	1,301,754
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(1)	467	462,454
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	100	94,791
Bath & Body Works, Inc., 6.75%, 7/1/36	170	163,214
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	131	134,040
6.75%, 9/15/32(1)	40	40,345
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	1,001	999,913
Ford Motor Credit Co. LLC:
4.97%, 4/6/29	511	504,863
5.73%, 9/5/30	316	315,811
6.054%, 11/5/31	208	209,020
7.35%, 3/6/30	537	566,731
General Motors Financial Co., Inc., 5.60%, 6/18/31	1,100	1,126,166
Hyundai Capital America, 4.55%, 1/8/31(1)	977	960,008
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	180	175,268
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	1,023	972,258
4.375%, 1/15/31(1)	180	169,290
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	145	140,651
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)(8)	1,300	1,281,317
		$9,746,405

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Non-cyclical — 0.6%
Centene Corp.:
2.50%, 3/1/31	1,094	$ 918,679
3.375%, 2/15/30	472	426,668
4.625%, 12/15/29	575	546,214
Conservation Fund, 3.474%, 12/15/29	655	625,318
Doris Duke Charitable Foundation, 2.345%, 7/1/50	1,705	955,209
Ford Foundation, 2.415%, 6/1/50	1,095	646,999
Global Medical Response, Inc., 7.375%, 10/1/32(1)	132	137,187
HCA, Inc., 4.60%, 11/15/32	1,828	1,778,691
Herc Holdings, Inc., 7.00%, 6/15/30(1)	160	164,173
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	151	159,873
10.00%, 6/1/32(1)	125	127,810
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	180	176,203
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	746	693,809
5.34%, 5/19/63	1,200	1,091,018
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	170	167,372
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	65	62,874
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	170	173,915
		$8,852,012
Diversified — 0.0%†
Inversiones La Construccion SA, 4.75%, 2/7/32(12)	211	$199,384
		$199,384
Energy — 0.2%
Occidental Petroleum Corp., 5.375%, 1/1/32	240	$243,739
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	415	227,524
6.45%, 3/5/34(1)	441	242,825
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	982	941,050
5.00%, 1/31/28(1)	1,047	1,036,001
WBI Operating LLC, 6.50%, 10/15/33(1)	180	178,750
		$2,869,889
Financial — 6.6%
Ally Financial, Inc.:
4.70% to 5/15/26(11)(13)	131	$129,891
5.548% to 7/31/32, 7/31/33(11)	725	712,572
American International Group, Inc., 5.45%, 5/7/35	61	62,249
American National Group, Inc.:
6.00%, 7/15/35	1,416	1,381,454
6.144%, 6/13/32(1)	377	385,539
7.00% to 12/1/30, 12/1/55(11)	625	593,211
Andrew W. Mellon Foundation, 0.947%, 8/1/27	845	812,196
Apollo Debt Solutions BDC, 5.875%, 8/30/30	127	125,075
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Apollo Global Management, Inc., 5.15%, 8/12/35		1,130	$ 1,094,819
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(11)(12)	EUR	165	219,741
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)		140	145,360
Athene Holding Ltd., 6.625%, 5/19/55		1,837	1,771,608
Azorra Finance Ltd.:
7.25%, 1/15/31(1)		130	131,375
7.75%, 4/15/30(1)		80	82,465
Bain Capital Specialty Finance, Inc., 5.95%, 3/1/31		234	223,507
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(11)(13)		200	205,750
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(11)		800	789,878
4.175% to 3/24/27, 3/24/28(11)		200	199,153
5.294%, 8/18/27		400	403,935
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(11)		574	530,431
3.419% to 12/20/27, 12/20/28(11)		2,865	2,815,499
3.824% to 1/20/27, 1/20/28(11)		2,322	2,310,777
4.456% to 2/6/31, 2/6/32(11)		598	590,643
5.511% to 1/24/35, 1/24/36(11)		500	510,067
5.819% to 9/15/28, 9/15/29(11)		314	323,960
5.872% to 9/15/33, 9/15/34(11)		856	896,640
5.933% to 9/15/26, 9/15/27(11)		1,030	1,037,237
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(11)		200	205,531
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(11)		1,885	1,974,990
Barclays PLC, 8.00% to 3/15/29(11)(13)		200	207,058
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(11)		1,189	1,156,380
8.125% to 1/8/34, 1/8/39(1)(11)		1,299	1,368,876
8.45% to 6/29/33, 6/29/38(1)(11)		200	215,190
Blue Owl Credit Income Corp., 6.60%, 9/15/29		65	64,785
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		1,625	1,501,476
BNP Paribas SA:
7.75% to 8/16/29(1)(11)(13)		1,002	1,034,468
9.25% to 11/17/27(1)(11)(13)		445	465,601
Brookfield Asset Management Ltd.:
5.298%, 1/15/36		545	532,822
5.795%, 4/24/35		1,939	1,976,781
6.077%, 9/15/55		922	911,801
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(11)		1,152	1,103,975
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(11)		238	240,703
Charles Schwab Corp., 4.343% to 11/14/30, 11/14/31(11)		1,124	1,112,009
CI Financial Corp., 7.50%, 5/30/29(1)		2,147	2,254,199
Citadel LP, 6.375%, 1/23/32(1)		1,167	1,210,228
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		600	583,398
Enact Holdings, Inc., 6.25%, 5/28/29		1,355	1,395,143
EPR Properties:
3.60%, 11/15/31		580	526,757

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
EPR Properties: (continued)
4.75%, 11/15/30		248	$ 242,164
4.95%, 4/15/28		1,075	1,073,772
Essent Group Ltd., 6.25%, 7/1/29		222	229,769
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		166	165,020
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		1,748	1,781,054
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)		2,759	2,419,538
6.75%, 3/15/54(1)		935	871,850
7.25% to 3/1/31, 3/1/56(1)(11)		110	103,778
7.95%, 6/15/33(1)		57	61,189
7.95% to 7/15/29, 10/15/54(1)(11)		679	654,384
HA Sustainable Infrastructure Capital, Inc.:
6.375%, 7/1/34		3,602	3,628,167
8.00% to 3/1/31, 6/1/56(11)		108	111,787
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		95	94,671
3.75%, 9/15/30(1)(8)		116	106,829
Intact Financial Corp., 5.459%, 9/22/32(1)		785	799,215
Jefferies Financial Group, Inc.:
5.50%, 2/15/36		951	913,324
6.20%, 4/14/34		703	717,312
JPMorgan Chase & Co.:
4.347% to 1/22/31, 1/22/32(11)		582	573,909
4.898% to 1/22/36, 1/22/37(11)		668	653,896
5.581% to 4/22/29, 4/22/30(11)		2,117	2,182,225
Jyske Realkredit AS, 3.50%, 10/1/56	DKK	6,886	1,004,399
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(11)		888	867,668
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		387	376,076
4.375%, 5/15/31(1)		585	560,307
5.75%, 6/15/35		835	832,092
Marex Group PLC, 6.404%, 11/4/29		1,243	1,280,683
Marsh & McLennan Cos., Inc.:
4.95%, 3/15/36		313	310,208
5.00%, 3/15/35		135	134,497
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	DKK	2,145	315,974
3.50%, 10/1/56	DKK	5,226	759,831
Nuveen LLC, 5.85%, 4/15/34(1)		1,021	1,055,262
Nykredit Realkredit AS:
3.50%, 4/1/53(12)	DKK	23,680	3,502,499
3.50%, 10/1/56(12)	DKK	20,814	3,041,419
3.50%, 10/1/56(12)	DKK	2,260	323,709
Oaktree Strategic Credit Fund, 8.40%, 11/14/28		240	251,313
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		1,033	1,036,991
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28		705	713,141
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(11)		650	$ 662,888
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(11)		345	352,334
Raymond James Financial, Inc.:
4.90%, 9/11/35		592	576,738
5.65%, 9/11/55		1,286	1,218,490
Realkredit Danmark AS, 3.50%, 10/1/56(12)	DKK	16,911	2,457,332
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		1,720	1,588,013
Royal Bank of Canada, 4.97% to 5/2/30, 5/2/31(11)		565	571,253
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		751	737,801
Stifel Financial Corp., 4.00%, 5/15/30		672	653,282
Swedbank AB, 6.136%, 9/12/26(1)		1,227	1,236,753
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(11)		596	595,034
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(11)		1,998	2,062,477
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(11)		1,244	1,096,372
9.25% to 11/13/28(1)(11)(13)		270	287,943
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(11)		1,214	1,212,280
5.861% to 6/19/27, 6/19/32(1)(11)		200	201,267
UWM Holdings LLC, 6.25%, 3/15/31(1)		1,091	994,474
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(11)		621	555,801
Willis North America, Inc.:
4.55%, 3/15/31		405	399,382
5.15%, 3/15/36		287	279,672
			$90,016,711
Government - Multinational — 0.4%
Asian Development Bank, 3.125%, 9/26/28		1,160	$1,142,078
European Investment Bank:
1.625%, 5/13/31		2,540	2,267,735
2.375%, 5/24/27		2,741	2,697,696
			$6,107,509
Industrial — 0.1%
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)		170	$161,047
Hexcel Corp., 5.875%, 2/26/35		475	487,919
Masterbrand, Inc., 7.00%, 7/15/32(1)		134	131,034
Reworld Holding Corp., 4.875%, 12/1/29(1)		180	168,914
Seaspan Corp., 5.50%, 8/1/29(1)		144	135,059
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		170	168,824
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)		150	132,648
			$1,385,445
Technology — 0.5%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)		170	$166,014

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Technology (continued)
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	160	$ 166,774
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)	130	127,304
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	140	135,243
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)(14)	137	142,034
Oracle Corp.:
3.60%, 4/1/50	522	315,383
3.95%, 3/25/51	579	367,128
5.20%, 9/26/35	1,792	1,681,791
5.70%, 2/4/36	400	384,769
6.00%, 8/3/55	150	125,878
6.55%, 2/4/46	425	396,780
6.70%, 2/4/56	550	510,855
Qorvo, Inc., 3.375%, 4/1/31(1)	800	724,109
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	837	930,258
		$6,174,320
Utilities — 0.2%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	175	$171,093
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	472	430,600
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(11)	644	640,334
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	902	881,298
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)(8)	50	52,662
8.625%, 3/15/33(1)	170	179,706
		$2,355,693
Total Corporate Bonds (identified cost $137,417,819)		$134,042,832

Exchange-Traded Funds — 0.3%

Security	Shares	Value
Fixed-Income Funds — 0.3%
Calvert Ultra-Short Investment Grade ETF(15)	67,500	$ 3,415,837
Total Exchange-Traded Funds (identified cost $3,433,675)		$ 3,415,837

Preferred Stocks — 0.1%

Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series I, 6.50% to 10/6/30	122	$ 3,033
		$ 3,033
Security	Shares	Value
Insurance — 0.0%†
Aspen Insurance Holdings Ltd., 7.00%	10,010	$ 233,233
		$ 233,233
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	31,814	$ 422,171
Series A2, 6.375%	37,000	549,820
		$ 971,991
Venture Capital — 0.0%†
Lumni, Inc., Series B(7)(9)(10)	17,265	$33,192
Wind Harvest International, Inc.(7)(9)(10)	8,696	0
		$33,192
Wireless Telecommunication Services — 0.0%†
T-Mobile USA, Inc., 6.25%	5,677	$137,270
		$137,270
Total Preferred Stocks (identified cost $2,277,829)		$1,378,719

Senior Floating-Rate Loans — 0.6%(16)

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.0%†
Prime Security Services Borrower LLC, Term Loan, 5.664%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	$442	$ 440,859
		$ 440,859
Financial Services — 0.0%†
CPI Holdco B LLC, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$492	$ 489,870
		$ 489,870
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$737	$ 738,665
		$ 738,665
Insurance — 0.1%
AmWINS Group, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/30/32	$737	$732,745
USI, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	491	490,755
		$1,223,500

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services — 0.1%
Sedgwick Claims Management Services, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$739	$ 726,392
		$ 726,392
Machinery — 0.1%
Gates Global LLC, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	$739	$ 738,798
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	589	591,503
		$ 1,330,301
Metals/Mining — 0.0%†
Zekelman Industries, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	$491	$ 492,586
		$492,586
Professional Services — 0.0%†
Trans Union LLC, Term Loan, 5.418%, (3 mo. USD Term SOFR + 1.75%), 6/24/31	$493	$490,636
		$490,636
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$492	$488,590
Epicor Software Corp., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	492	483,790
McAfee LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	493	441,417
		$1,413,797
Specialty Retail — 0.0%†
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	$493	$491,909
		$491,909
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.425%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$492	$494,048
		$494,048
Total Senior Floating-Rate Loans (identified cost $8,423,189)		$8,332,563

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.3%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$4,213	$ 4,155,591
4.375%, 2/28/34	461	466,307
		$ 4,621,898
Total Sovereign Government Bonds (identified cost $4,655,769)		$ 4,621,898

Taxable Municipal Obligations — 0.5%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$880	$ 692,260
San Francisco City and County, CA, 3.921%, 6/15/39	630	565,722
		$ 1,257,982
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$935	$ 932,479
Social Bonds, 2.484%, 6/1/27	665	653,744
Social Bonds, 2.534%, 6/1/28	830	803,335
Social Bonds, 2.584%, 6/1/29	455	434,081
Social Bonds, 2.984%, 6/1/33	520	470,001
		$3,293,640
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$225,870
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	430	396,492
Green Bonds, 2.184%, 9/1/31	345	312,201
Green Bonds, 2.264%, 9/1/32	305	270,784
Green Bonds, 2.344%, 9/1/33	335	292,085
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	327,367
Green Bonds, 1.701%, 5/1/31	320	285,362
		$2,110,161
Total Taxable Municipal Obligations (identified cost $7,300,293)		$6,661,783

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 0.1%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$530	$ 481,775
3.485%, 8/1/35	295	265,913
3.585%, 8/1/37	547	485,707
U.S. International Development Finance Corp., 3.52%, 9/20/32	440	427,742
Total U.S. Government Agencies and Instrumentalities (identified cost $1,904,432)		$ 1,661,137

U.S. Government Agency Mortgage-Backed Securities — 8.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$169	$ 157,547
5.00%, with various maturities to 2054	5,279	5,214,450
5.50%, with various maturities to 2055	30,410	30,587,480
6.00%, 6/1/53	165	168,439
Federal National Mortgage Association:
2.00%, 4/1/51	425	350,921
2.68%, 7/1/26	591	588,300
3.00%, with various maturities to 2049	1,089	973,418
4.00%, with various maturities to 2048	1,006	960,559
5.50%, with various maturities to 2055	22,261	22,409,925
7.00%, 6/1/53	55	59,091
Government National Mortgage Association II:
2.50%, with various maturities to 2051	1,588	1,358,061
6.00%, with various maturities to 2053	597	617,813
6.50%, 6/20/53	632	665,054
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(17)	570	536,913
4.50%, 30-Year, TBA(17)	5,159	4,976,017
5.00%, 30-Year, TBA(17)	43,123	42,511,695
5.50%, 30-Year, TBA(17)	5,353	5,376,210
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $119,001,411)		$117,511,893

U.S. Treasury Obligations — 6.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 5/15/40	$43	$ 27,102
1.375%, 11/15/40	961	619,080
1.375%, 8/15/50	23	11,252
1.875%, 2/15/41	2,040	1,414,015
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
1.875%, 2/15/51	$116	$ 64,434
1.875%, 11/15/51	1,002	550,748
2.00%, 11/15/41	118	81,646
2.00%, 2/15/50	1,316	766,467
2.00%, 8/15/51	7,338	4,180,653
2.25%, 2/15/52	1,804	1,087,791
2.375%, 2/15/42	19,366	14,119,781
2.50%, 5/15/46	35	24,057
2.75%, 8/15/47	62	43,892
2.875%, 5/15/49	815	579,669
2.875%, 5/15/52	648	449,537
3.00%, 5/15/45	1,395	1,062,053
3.00%, 8/15/52	720	512,002
3.125%, 5/15/48	450	338,783
3.375%, 8/15/42	44	36,769
3.625%, 2/15/53	3,022	2,426,260
3.625%, 5/15/53	613	491,669
3.875%, 2/15/43	1,517	1,348,411
3.875%, 5/15/43	23	20,392
4.00%, 11/15/52	3,091	2,656,449
4.25%, 2/15/54	816	731,101
4.50%, 2/15/36	52	53,058
4.50%, 2/15/44	1,681	1,608,146
4.50%, 11/15/54	1,575	1,471,764
4.75%, 2/15/45	2,106	2,069,885
5.375%, 2/15/31	105	111,616
5.50%, 8/15/28	425	441,286
U.S. Treasury Notes:
0.375%, 9/30/27	305	289,774
0.625%, 7/31/26	1,756	1,738,049
0.625%, 8/15/30	742	644,482
0.875%, 11/15/30	43	37,487
1.00%, 7/31/28	1,163	1,090,721
1.125%, 8/31/28	448	420,437
1.125%, 2/15/31	176	154,330
1.25%, 12/31/26	1,957	1,921,166
1.25%, 4/30/28	1,683	1,597,404
1.25%, 6/30/28	344	325,187
1.25%, 8/15/31	699	606,833
1.375%, 12/31/28	30	28,103
1.375%, 11/15/31	264	228,994
1.875%, 2/28/27	789	775,817
2.75%, 4/30/27	1,650	1,632,300
2.875%, 4/30/29	2,260	2,197,541
3.125%, 8/31/27	2,844	2,816,504
3.125%, 8/31/29	2,110	2,060,712
3.375%, 5/15/33	128	121,955
3.50%, 12/15/28	24	23,805
3.625%, 5/15/26	64	63,988
3.625%, 5/31/28	336	334,727

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.875%, 9/30/29	$1,657	$ 1,657,421
3.875%, 8/15/33	1	982
3.875%, 8/15/34	864	842,147
4.00%, 2/28/30	6,020	6,043,280
4.00%, 2/15/34	1,755	1,731,417
4.00%, 11/15/35	122	119,017
4.125%, 2/28/27	14,609	14,658,011
4.125%, 3/31/29	256	258,170
4.125%, 11/15/32	121	121,066
4.25%, 5/15/35	2,804	2,797,045
4.375%, 5/15/34	1,544	1,560,495
4.50%, 11/15/33	264	269,517
4.625%, 9/15/26	117	117,468
4.625%, 2/15/35	2,992	3,070,365
4.875%, 5/31/26	821	822,388
Total U.S. Treasury Obligations (identified cost $101,554,279)		$92,578,873

Venture Capital Limited Partnership Interests — 0.0%†

Security	Value
Solstice Capital LP(7)(9)(10)	$ 22,345
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 22,345

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(7)(9)	$213,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 7.1%
Affiliated Fund — 6.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(18)	91,749,880	$ 91,749,880
Total Affiliated Fund (identified cost $91,749,880)		$ 91,749,880
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(19)	6,449,000	$ 6,449,000
Total Securities Lending Collateral (identified cost $6,449,000)		$ 6,449,000
Total Short-Term Investments (identified cost $98,198,880)		$ 98,198,880
Total Investments — 104.4% (identified cost $1,092,496,822)		$1,433,430,412
Other Assets, Less Liabilities — (4.4)%		$ (60,608,057)
Net Assets — 100.0%		$1,372,822,355

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $146,135,480 or 10.6% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2026.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2026.
(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2026.
(6)	When-issued, variable rate security whose interest rate will be determined after March 31, 2026.
(7)	Non-income producing security.
(8)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $6,399,710.
(9)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

(10)	Restricted security. Total market value of restricted securities amounts to $1,291,941, which represents 0.1% of the net assets of the Fund as of March 31, 2026.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $9,744,084 or 0.7% of the Fund's net assets.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	When-issued security.
(15)	Affiliated fund (see Note 8).
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(18)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2026.
(19)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	184,260	CAD	249,102	JPMorgan Chase Bank, N.A.	6/17/26	$4,595	$ —
USD	8,986,159	DKK	57,814,791	JPMorgan Chase Bank, N.A.	6/17/26	8,245	—
USD	2,828,416	DKK	18,197,347	JPMorgan Chase Bank, N.A.	6/17/26	2,595	—
USD	528,950	EUR	456,848	Barclays Bank PLC	6/17/26	—	(933)
USD	1,496,376	EUR	1,292,403	Barclays Bank PLC	6/17/26	—	(2,639)
USD	1,882,562	GBP	1,408,043	BNP Paribas	6/17/26	19,295	—
USD	182,711	GBP	136,657	BNP Paribas	6/17/26	1,873	—
						$36,603	$(3,572)

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	17	Long	6/30/26	$3,526,571	$(27,250)
U.S. 5-Year Treasury Note	869	Long	6/30/26	94,008,149	(1,140,311)
U.S. 10-Year Treasury Note	310	Long	6/18/26	34,424,531	(483,378)
U.S. Long Treasury Bond	213	Long	6/18/26	24,255,375	(580,676)
U.S. Ultra 10-Year Treasury Note	351	Long	6/18/26	39,843,984	(709,485)
Euro-Bund	(81)	Short	6/8/26	(11,739,497)	156,084
U.S. 2-Year Treasury Note	(226)	Short	6/30/26	(46,882,641)	358,112
U.S. Ultra-Long Treasury Bond	(172)	Short	6/18/26	(20,048,750)	562,701
					$(1,864,203)
Restricted Securities
Description	Acquisition Dates	Cost
Learn Capital Venture Partners III LP, Common Stock	8/30/16 - 3/1/23	$873,242
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,001
Solstice Capital LP	6/26/01 - 6/17/08	0
Wind Harvest International, Inc., Preferred	5/16/94	100,000
		$1,189,610

Abbreviations:
ADR	– American Depositary Receipt
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
CAD	– Canadian Dollar
DKK	– Denmark Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.6%

Security	Principal Amount* (000's omitted)		Value
AASET:
Series 2024-1A, Class A1, 6.261%, 5/16/49(1)		3,387	$ 3,438,572
Series 2025-1A, Class A, 5.943%, 2/16/50(1)		13,289	13,395,292
Ally Bank Auto Credit-Linked Notes:
Series 2024-B, Class B, 5.117%, 9/15/32(1)		3,793	3,819,081
Series 2025-B, Class C, 4.697%, 9/15/33(1)		8,383	8,409,539
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		5,510	5,584,254
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)		14,826	14,950,307
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)		14,675	14,687,937
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	5,300	3,756,748
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)		13,445	13,068,408
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		5,184	5,111,027
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)		4,370	4,330,115
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)		8,747	8,613,148
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)		5,977	5,844,287
Series 2021-1A, Class C, 3.475%, 4/15/49(1)		1,193	1,170,729
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)		13,147	12,740,956
Driven Brands Funding LLC:
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)		4,310	4,046,912
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)		9,103	8,224,732
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27		1,935	1,908,574
FHF Issuer Trust, Series 2024-2A, Class A2, 5.89%, 6/15/30(1)		3,059	3,080,715
FIGRE Trust:
Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(2)		3,508	3,517,481
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(3)		9,460	9,501,635
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)		1,390	1,401,984
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		12,392	12,575,700
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)		2,658	2,132,491
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,136	1,130,983
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)		1,078	1,072,054
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)		394	391,472
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		12,950	12,858,495
Security	Principal Amount* (000's omitted)	Value
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	194	$ 193,983
LoanDepot GMSR Trust, Series 2025-GT1, Class A, 6.523%, (1 mo. SOFR + 2.85%), 5/16/30(1)(4)	11,167	11,091,934
Loanpal Solar Loan Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,538	1,280,197
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	347	345,337
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	11	10,502
MAPS Trust, Series 2026-1A, Class A, 5.201%, 1/15/51(1)	7,132	6,982,809
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,178	1,113,168
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	3,509	3,135,768
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	414	365,435
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	347	298,140
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	838	709,042
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,053	854,123
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	54	52,854
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	5,961	5,935,298
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	9,501	9,114,477
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	5,975	6,029,444
NRZ Excess Spread-Collateralized Notes:
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,071	2,043,685
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	5,703	5,734,793
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	3,668	3,667,176
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	877	862,671
Series 2021-B, Class B, 1.96%, 5/8/31(1)	235	231,575
Series 2021-C, Class A, 2.18%, 10/8/31(1)	7,800	7,696,692
Pagaya AI Debt Selection Trust, Series 2021-5, Class C, 3.93%, 8/15/29(1)	456	451,902
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,014	2,875,796
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	10,930	11,006,598
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	10,453	10,431,369
Series 2025-1A, Class A2A, 5.091%, 8/15/50(1)	3,945	3,864,202
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.279%, (1 mo. SOFR + 1.60%), 10/25/55(1)(4)	12,869	12,938,425
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 1/20/37(1)	6,417	6,401,716
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	1,892	1,800,419
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	2,227	1,982,464
SERVPRO Master Issuer LLC:
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	3,538	3,627,431

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
SERVPRO Master Issuer LLC: (continued)
Series 2025-1A, Class A2, 5.525%, 10/25/55(1)		10,153	$ 10,071,182
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		4,353	4,311,652
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		1,348	1,271,278
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		4,442	4,391,921
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		5,125	5,061,880
Sunnova Helios II Issuer LLC:
Series 2018-1A, Class A, 4.87%, 7/20/48(1)		2,076	2,006,365
Series 2019-AA, Class A, 3.75%, 6/20/46(1)		1,431	1,313,767
Series 2021-B, Class A, 1.62%, 7/20/48(1)		7,297	5,957,057
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)		2,580	2,273,511
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)		734	545,677
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)		7,612	6,962,826
Series 2023-B, Class B, 5.60%, 8/22/50(1)		2,415	1,901,974
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)		9,008	7,829,112
Series 2020-2A, Class B, 5.47%, 11/1/55(1)		1,768	1,424,205
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		3,525	3,017,086
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		2,342	2,261,457
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		3,287	2,988,032
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		15,716	15,091,869
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)		2,668	2,463,347
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		862	829,526
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)		13,790	13,805,177
U.S. Bank NA:
Series 2026-RVM1, Class B1, 4.959%, 12/25/46(1)		2,800	2,791,286
Series 2026-RVM1, Class C, 5.595%, 12/25/46(1)		2,333	2,326,439
Series 2026-RVM1, Class D, 7.056%, 12/25/46(1)		6,500	6,482,580
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37		2,094	1,970,651
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	10,845	12,395,253
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	3,857	5,126,854
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		10,830	10,346,711
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		3,726	3,663,479
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		4,771	4,393,631
Security	Principal Amount* (000's omitted)	Value
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,659	$ 1,610,400
Series 2020-A, Class C, 6.657%, 3/15/45(1)	269	266,369
Total Asset-Backed Securities (identified cost $458,400,313)		$ 451,045,607

Collateralized Mortgage Obligations — 4.8%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$6,491	$ 6,362,167
Champs Trust:
Series 2024-1, Class A, 8.888%, 7/25/59(1)(2)	5,425	5,539,512
Series 2024-2, Class A, 8.892%, 11/25/59(1)(2)	3,460	3,553,927
Series 2024-3, Class A, 9.05%, 1/25/60(1)(2)	3,792	3,901,830
Chase Home Lending Mortgage Trust, Series 2026-1, Class A2, 5.50%, 11/25/56(1)(2)	12,935	12,916,128
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	1,572	1,572,744
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	2,261	2,275,251
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	760	780,040
Series 5483, Class FB, 5.092%, (30-day SOFR Average + 1.43%), 12/25/54(4)	9,501	9,565,726
Series 5499, Class FQ, 4.812%, (30-day SOFR Average + 1.15%), 2/25/55(4)	3,452	3,473,842
Series 5529, Class AF, 4.662%, (30-day SOFR Average + 1.00%), 3/25/55(4)	6,475	6,501,178
Series 5556, Class FA, 4.812%, (30-day SOFR Average + 1.15%), 7/25/55(4)	5,933	5,951,391
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 11.926%, (30-day SOFR Average + 8.264%), 7/25/49(1)(4)	2,905	3,229,182
Series 2021-DNA2, Class B1, 7.062%, (30-day SOFR Average + 3.40%), 8/25/33(1)(4)	7,095	7,783,267
Series 2021-DNA2, Class B2, 9.662%, (30-day SOFR Average + 6.00%), 8/25/33(1)(4)	4,000	4,934,160
Series 2022-DNA2, Class M1A, 4.962%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	845	847,453
Series 2022-HQA1, Class M1A, 5.762%, (30-day SOFR Average + 2.10%), 3/25/42(1)(4)	114	114,526
Federal National Mortgage Association:
Series 2024-48, Class FC, 4.762%, (30-day SOFR Average + 1.10%), 7/25/54(4)	4,077	4,103,318
Series 2024-82, Class FY, 4.962%, (30-day SOFR Average + 1.30%), 11/25/54(4)	4,955	4,983,627
Series 2025-12, Class GF, 5.012%, (30-day SOFR Average + 1.35%), 3/25/55(4)	8,000	8,060,167

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.126%, (30-day SOFR Average + 4.464%), 7/25/31(1)(4)	$8,104	$ 8,551,371
Series 2019-R06, Class 2B1, 7.526%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	15,395	15,577,152
Series 2019-R07, Class 1B1, 7.176%, (30-day SOFR Average + 3.514%), 10/25/39(1)(4)	7,206	7,303,603
Series 2020-R01, Class 1B1, 7.026%, (30-day SOFR Average + 3.364%), 1/25/40(1)(4)	3,000	3,042,818
Series 2020-R02, Class 2B1, 6.776%, (30-day SOFR Average + 3.114%), 1/25/40(1)(4)	4,570	4,642,717
Series 2021-R01, Class 1B2, 9.662%, (30-day SOFR Average + 6.00%), 10/25/41(1)(4)	10,132	10,358,312
Series 2021-R02, Class 2B1, 6.962%, (30-day SOFR Average + 3.30%), 11/25/41(1)(4)	1,647	1,671,244
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	2,863	2,959,677
Series 2023-84, Class MW, 6.00%, 6/20/53	2,992	3,099,915
Series 2023-101, Class FM, 4.573%, (30-day SOFR Average + 0.90%), 7/20/53(4)	2,941	2,949,427
Series 2023-116, Class CY, 6.00%, 8/20/53	7,271	7,516,394
Series 2023-149, Class S, 10.431%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	885	981,110
Series 2024-44, Class ML, 6.00%, 3/20/54	1,000	1,033,220
Series 2024-59, Class LG, 6.00%, 4/20/54	1,500	1,552,392
Series 2025-2, Class FB, 4.723%, (30-day SOFR Average + 1.05%), 12/20/54(4)	2,332	2,349,339
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	2,872	2,895,112
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.879%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	7,480	7,502,427
Series 2025-GT1, Class A, 6.129%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	5,195	5,208,766
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.169%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	8,544	8,559,028
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(2)	5,622	5,668,395
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(2)	3,971	4,002,916
Total Collateralized Mortgage Obligations (identified cost $200,157,565)		$203,874,771

Commercial Mortgage-Backed Securities — 7.7%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	5,390	$ 5,175,429
Series 2019-BPR, Class DNM, 3.72%, 11/5/32(1)(2)	9,685	9,016,164
Series 2019-BPR, Class FNM, 3.72%, 11/5/32(1)(2)	4,805	4,287,386
Security	Principal Amount (000’s omitted)		Value
BFLD Commercial Mortgage Trust:
Series 2024-UNIV, Class A, 5.165%, (1 mo. SOFR + 1.493%), 11/15/41(1)(4)		4,875	$ 4,882,468
Series 2025-660F, Class C, 5.823%, (1 mo. SOFR + 2.15%), 11/15/42(1)(4)		3,795	3,793,849
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.273%, (1 mo. SOFR + 1.60%), 12/15/42(1)(4)		8,130	8,148,441
BPR Trust, Series 2022-SSP, Class A, 6.673%, (1 mo. SOFR + 3.00%), 5/15/39(1)(4)		9,995	10,015,397
BX Trust, Series 2025-GW, Class D, 6.423%, (1 mo. SOFR + 2.75%), 7/15/42(1)(4)		7,165	7,180,826
Caister Finance DAC, Series 1A, Class B, 6.195%, (SONIA + 2.45%), 8/17/35(1)(4)	GBP	7,307	9,694,190
CRSNT Trust, Series 2026-MOON, Class A, 5.073%, (1 mo. SOFR + 1.40%), 2/15/31(1)(4)		8,935	8,910,241
CSMC Trust, Series 2021-BPNY, Class A, 7.502%, (1 mo. SOFR + 3.829%), 8/15/26(1)(4)		12,555	12,329,109
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.338%, 8/10/42(1)(2)		5,614	5,748,271
Extended Stay America Trust:
Series 2025-ESH, Class D, 6.273%, (1 mo. SOFR + 2.60%), 10/15/42(1)(4)		3,455	3,467,881
Series 2025-ESH, Class E, 7.023%, (1 mo. SOFR + 3.35%), 10/15/42(1)(4)		3,956	3,973,225
Series 2026-ESH2, Class D, 5.923%, (1 mo. SOFR + 2.25%), 2/15/43(1)(4)		7,337	7,369,858
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.616%, 3/25/29(2)		5,925	5,964,705
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(2)		3,537	3,506,320
Series KSG1, Class A2, 1.503%, 9/25/30		4,386	3,916,772
Series KW06, Class A2, 3.80%, 6/25/28(2)		5,056	4,999,653
Series W5FX, Class AFX, 2.97%, 4/25/28(2)		1,896	1,863,699
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(2)		4,293	4,230,346
Series 2018-M4, Class A2, 3.067%, 3/25/28(2)		4,143	4,083,957
Series 2018-M13, Class A2, 3.754%, 9/25/30(2)		11,950	11,735,843
Series 2019-M22, Class A2, 2.522%, 8/25/29		9,586	9,117,422
Series 2020-M1, Class A2, 2.444%, 10/25/29		13,443	12,700,448
Series 2023-M1S, Class A2, 4.50%, 4/25/33(2)		16,881	17,237,244
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		5,322	5,374,452
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.364%, (1 mo. SOFR + 1.691%), 5/15/41(1)(4)		14,792	14,809,826
Series 2024-WOLF, Class A, 5.215%, (1 mo. SOFR + 1.542%), 3/15/39(1)(4)		3,640	3,642,805
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.314%, (1 mo. SOFR + 1.642%), 6/15/41(1)(4)		6,895	6,903,283
Series 2024-DPLO, Class C, 6.213%, (1 mo. SOFR + 2.54%), 6/15/41(1)(4)		1,955	1,958,488

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
HYT Commercial Mortgage Trust:
Series 2024-RGCY, Class B, 6.013%, (1 mo. SOFR + 2.341%), 9/15/41(1)(4)	2,431	$ 2,435,355
Series-2024-RGCY, Class A, 5.514%, (1 mo. SOFR + 1.841%), 9/15/41(1)(4)	8,310	8,321,946
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 5.923%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)	3,913	3,913,434
Series 2025-STAY, Class D, 6.523%, (1 mo. SOFR + 2.85%), 3/15/42(1)(4)	11,389	11,388,452
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	98,021
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	385	6,056
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 5.613%, (1 mo. SOFR + 1.941%), 6/15/39(1)(4)	7,420	7,430,477
NYC Trust, Series 2024-3ELV, Class A, 5.664%, (1 mo. SOFR + 1.991%), 8/15/29(1)(4)	12,031	12,067,815
ORL Trust:
Series 2024-GLKS, Class A, 5.165%, (1 mo. SOFR + 1.493%), 12/15/39(1)(4)	13,396	13,412,732
Series 2024-GLKS, Class D, 6.463%, (1 mo. SOFR + 2.791%), 12/15/39(1)(4)	4,757	4,777,790
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.064%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	10,331	10,309,768
TX Trust:
Series 2024-HOU, Class A, 5.264%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	4,740	4,739,737
Series 2024-HOU, Class E, 8.06%, (1 mo. SOFR + 4.387%), 6/15/39(1)(4)	2,859	2,876,639
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(2)	5,687	5,914,668
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class A, 5.215%, (1 mo. SOFR + 1.542%), 8/15/42(1)(4)	8,660	8,651,786
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.755%, 8/10/31(1)(2)	1,330	1,290,046
Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	2,700	2,487,266
Willowbrook Mall, Series 2025-WBRK, Class C, 6.075%, 3/5/35(1)(2)	7,825	7,887,706
Total Commercial Mortgage-Backed Securities (identified cost $328,533,876)		$324,047,692

Convertible Bonds — 0.5%

Security	Principal Amount (000's omitted)	Value
Communications — 0.0%†
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$900	$ 1,040,400
		$ 1,040,400
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical — 0.2%
Alnylam Pharmaceuticals, Inc., 0.00%, 9/15/28(1)	$1,300	$ 1,207,392
Exact Sciences Corp., 1.75%, 4/15/31(1)	1,000	1,257,400
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(1)	1,300	1,357,688
Jazz Investments I Ltd., 3.125%, 9/15/30	1,205	1,709,292
Shift4 Payments, Inc., 0.50%, 8/1/27	1,200	1,129,500
Zoetis, Inc., 0.25%, 6/15/29(1)	1,300	1,293,500
		$ 7,954,772
Energy — 0.0%†
XPLR Infrastructure LP, 2.50%, 6/15/26(1)(6)	$1,400	$1,391,250
		$1,391,250
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$1,250	$1,255,125
Digital Realty Trust LP, 1.875%, 11/15/29(1)	1,065	1,130,103
Federal Realty OP LP, 3.25%, 1/15/29(1)	1,250	1,280,728
		$3,665,956
Technology — 0.2%
Akamai Technologies, Inc., 1.125%, 2/15/29	$1,300	$1,487,915
Cloudflare, Inc., 0.00%, 6/15/30(1)	1,300	1,476,480
Datadog, Inc., 0.00%, 12/1/29	1,230	1,193,408
ON Semiconductor Corp., 0.50%, 3/1/29	1,350	1,323,000
Parsons Corp., 2.625%, 3/1/29	1,090	1,075,285
Zscaler, Inc., 0.00%, 7/15/28(1)	1,300	1,184,165
		$7,740,253
Total Convertible Bonds (identified cost $20,977,443)		$21,792,631

Corporate Bonds — 26.6%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.1%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	2,951	$ 3,150,727
		$ 3,150,727
Communications — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	5,369	$ 3,451,420
4.80%, 3/1/50	14,144	10,464,544
5.375%, 5/1/47	4,975	4,007,270
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	8,240	8,417,218
TELUS Corp., 6.375% to 3/9/31, 6/9/56(7)	8,733	8,648,354
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	4,461	3,842,845

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Zegona Finance PLC, 8.625%, 7/15/29(1)	3,159	$ 3,318,808
		$ 42,150,459
Consumer, Cyclical — 1.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	917	$ 918,098
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51	16,538	10,212,717
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(1)	3,703	3,666,953
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	5,975	5,663,745
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	6,947	6,939,872
Ford Motor Credit Co. LLC:
4.97%, 4/6/29	3,299	3,259,378
5.303%, 9/6/29	1,145	1,139,416
5.73%, 9/5/30	3,057	3,055,172
6.054%, 11/5/31	1,998	2,007,804
General Motors Financial Co., Inc., 5.60%, 6/18/31	7,500	7,678,403
Hyundai Capital America, 4.55%, 1/8/31(1)	8,983	8,826,764
Lithia Motors, Inc., 3.875%, 6/1/29(1)	4,650	4,419,354
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	4,085	4,107,937
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)(6)	9,565	9,427,535
		$71,323,148
Consumer, Non-cyclical — 2.1%
Centene Corp.:
2.50%, 3/1/31	8,683	$7,291,490
3.375%, 2/15/30	2,435	2,201,137
4.625%, 12/15/29	3,693	3,508,119
Conservation Fund, 3.474%, 12/15/29	3,965	3,785,323
Doris Duke Charitable Foundation, 2.345%, 7/1/50	10,210	5,720,047
Ford Foundation, 2.415%, 6/1/50	6,560	3,876,085
Global Medical Response, Inc., 7.375%, 10/1/32(1)	8,000	8,314,360
HCA, Inc., 4.60%, 11/15/32	14,520	14,128,329
Herc Holdings, Inc., 6.00%, 3/15/34(1)	6,978	6,753,195
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	4,050,188
LifePoint Health, Inc., 9.875%, 8/15/30(1)	6,350	6,723,139
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	5,853	5,443,515
5.34%, 5/19/63	9,525	8,659,954
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	885,977
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	6,590	6,488,119
		$87,828,977
Energy — 0.5%
Occidental Petroleum Corp., 5.375%, 1/1/32	7,900	$8,023,065
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	2,385	1,307,576
6.45%, 3/5/34(1)	3,485	1,918,928
Security	Principal Amount* (000’s omitted)	Value
Energy (continued)
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	5,174	$ 4,958,240
5.00%, 1/31/28(1)	7,310	7,233,209
		$ 23,441,018
Financial — 16.7%
Ally Financial, Inc., 5.548% to 7/31/32, 7/31/33(7)	6,525	$ 6,413,148
American International Group, Inc., 5.45%, 5/7/35	1,006	1,026,601
American National Group, Inc.:
6.00%, 7/15/35	12,679	12,369,675
6.144%, 6/13/32(1)	7,312	7,477,607
7.00% to 12/1/30, 12/1/55(7)	5,057	4,799,786
Andrew W. Mellon Foundation, 0.947%, 8/1/27	5,050	4,853,951
Apollo Global Management, Inc.:
5.15%, 8/12/35	5,445	5,275,476
5.70%, 3/30/36	2,809	2,812,958
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	8,080	8,389,367
Athene Holding Ltd., 6.625%, 5/19/55	11,550	11,138,852
Banco Santander SA:
4.175% to 3/24/27, 3/24/28(7)	1,200	1,194,919
9.625% to 11/21/28(7)(8)	4,000	4,310,763
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(7)	9,914	9,161,479
3.419% to 12/20/27, 12/20/28(7)	13,510	13,276,576
3.824% to 1/20/27, 1/20/28(7)	16,117	16,039,102
4.456% to 2/6/31, 2/6/32(7)	4,918	4,857,495
5.511% to 1/24/35, 1/24/36(7)	3,300	3,366,444
5.819% to 9/15/28, 9/15/29(7)	8,753	9,030,641
5.872% to 9/15/33, 9/15/34(7)	7,737	8,104,326
5.933% to 9/15/26, 9/15/27(7)	13,485	13,579,754
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(7)	9,070	9,320,831
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(7)	13,055	13,678,246
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(7)	3,686	3,584,875
8.125% to 1/8/34, 1/8/39(1)(7)	9,539	10,052,121
Blue Owl Credit Income Corp., 6.60%, 9/15/29	7,575	7,549,946
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	9,400	8,685,464
BNP Paribas SA, 7.75% to 8/16/29(1)(7)(8)	13,925	14,376,212
Brookfield Asset Management Ltd.:
5.298%, 1/15/36	4,938	4,827,664
5.795%, 4/24/35	14,548	14,831,464
6.077%, 9/15/55	7,228	7,148,044
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(7)	7,532	7,218,006
Charles Schwab Corp., 4.343% to 11/14/30, 11/14/31(7)	9,738	9,634,115
CI Financial Corp., 7.50%, 5/30/29(1)	16,557	17,383,683
Citadel Finance LLC, 5.15%, 2/14/31(1)	4,116	4,021,360
Citadel LP, 6.375%, 1/23/32(1)	9,673	10,031,304
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	3,115	3,028,808

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Enact Holdings, Inc., 6.25%, 5/28/29		12,245	$ 12,607,772
EPR Properties:
3.60%, 11/15/31		2,925	2,656,489
4.75%, 11/15/30		1,300	1,269,409
4.95%, 4/15/28		5,174	5,168,091
Essent Group Ltd., 6.25%, 7/1/29		1,520	1,573,195
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		8,011	7,963,706
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		13,699	13,958,046
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)		17,346	15,211,782
6.75%, 3/15/54(1)		4,014	3,742,894
7.95%, 6/15/33(1)		4,229	4,539,765
7.95% to 7/15/29, 10/15/54(1)(7)		4,422	4,261,689
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34		24,902	25,082,900
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		675	672,663
3.75%, 9/15/30(1)(6)		2,344	2,158,684
Intact Financial Corp., 5.459%, 9/22/32(1)		5,750	5,854,120
Jefferies Financial Group, Inc.:
5.50%, 2/15/36		7,634	7,331,561
6.20%, 4/14/34		5,557	5,670,135
JPMorgan Chase & Co.:
4.347% to 1/22/31, 1/22/32(7)		5,290	5,216,463
4.898% to 1/22/36, 1/22/37(7)		6,079	5,950,646
5.581% to 4/22/29, 4/22/30(7)		23,892	24,628,114
Jyske Realkredit AS, 3.50%, 10/1/56	DKK	11,763	1,715,758
KKR & Co., Inc., 5.10%, 8/7/35		2,410	2,332,478
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)		14,789	14,450,378
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		3,553	3,452,707
4.375%, 5/15/31(1)		3,405	3,261,272
5.75%, 6/15/35		7,214	7,188,881
Marex Group PLC, 6.404%, 11/4/29		9,085	9,360,419
Marsh & McLennan Cos., Inc.:
4.95%, 3/15/36		5,109	5,063,423
5.00%, 3/15/35		2,245	2,236,632
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)		6,255	6,179,377
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	DKK	19,328	2,846,712
3.50%, 10/1/56	DKK	35,201	5,117,857
Nuveen LLC, 5.85%, 4/15/34(1)		8,656	8,946,470
Nykredit Realkredit AS:
3.50%, 4/1/53(9)	DKK	177,099	26,194,487
3.50%, 10/1/56(9)	DKK	168,269	24,588,080
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		7,783	7,813,073
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28		5,130	5,189,236
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(7)		3,629	3,700,957
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Raymond James Financial, Inc.:
4.90%, 9/11/35		4,125	$ 4,018,656
5.65%, 9/11/55		9,637	9,131,093
Realkredit Danmark AS, 3.50%, 10/1/56(9)	DKK	138,681	20,151,827
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		11,092	10,240,834
Royal Bank of Canada, 4.97% to 5/2/30, 5/2/31(6)(7)		5,135	5,191,834
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		4,743	4,659,638
Swedbank AB, 6.136%, 9/12/26(1)		8,620	8,688,518
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)		3,024	3,019,098
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(7)		13,487	13,922,239
UBS Group AG, 9.25% to 11/13/33(1)(7)(8)		7,318	8,244,451
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(7)		6,342	6,333,017
UWM Holdings LLC, 6.25%, 3/15/31(1)		9,118	8,311,289
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(7)		10,805	9,670,578
Willis North America, Inc.:
4.55%, 3/15/31		3,420	3,372,560
5.15%, 3/15/36		4,707	4,586,816
			$707,549,832
Government - Multinational — 2.7%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29		7,205	$7,255,844
4.25%, 3/13/34		14,385	14,396,576
European Investment Bank, 3.25%, 11/15/27		44,000	43,631,531
Inter-American Development Bank, 3.50%, 9/14/29		7,300	7,214,621
International Bank for Reconstruction & Development:
3.875%, 2/14/30		12,000	11,997,386
4.00%, 1/10/31		28,000	28,063,134
			$112,559,092
Industrial — 0.2%
Hexcel Corp., 5.875%, 2/26/35		3,545	$3,641,415
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)		5,280	4,669,232
			$8,310,647
Technology — 1.1%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)		7,000	$6,835,887
Oracle Corp.:
3.60%, 4/1/50		4,305	2,601,004
3.95%, 3/25/51		4,585	2,907,222
5.20%, 9/26/35(6)		14,240	13,364,229
5.70%, 2/4/36		3,075	2,957,909
6.00%, 8/3/55		1,518	1,273,882
6.55%, 2/4/46		3,425	3,197,579
6.70%, 2/4/56		4,540	4,216,875
Qorvo, Inc., 3.375%, 4/1/31(1)		5,471	4,952,001

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Technology (continued)
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	5,727	$ 6,370,017
		$ 48,676,605
Utilities — 0.5%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	3,650	$ 3,568,512
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	2,429	2,215,948
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(7)	4,569	4,542,988
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	5,126	5,008,355
XPLR Infrastructure Operating Partners LP:
7.75%, 4/15/34(1)	1,110	1,147,087
8.375%, 1/15/31(1)(6)	3,000	3,159,738
8.625%, 3/15/33(1)	2,500	2,642,735
		$22,285,363
Total Corporate Bonds (identified cost $1,143,334,984)		$1,127,275,868

Exchange-Traded Funds — 0.1%

Security	Shares	Value
Fixed-Income Funds — 0.1%
Calvert Ultra-Short Investment Grade ETF(10)	110,000	$ 5,566,550
Total Exchange-Traded Funds (identified cost $5,587,150)		$ 5,566,550

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(11)(12)	$5,000	$ 5,000,700
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(11)(12)	3,500	3,494,785
Total High Social Impact Investments (identified cost $8,500,000)		$ 8,495,485

Preferred Stocks — 0.1%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	97,843	$ 1,298,377
Series A2, 6.375%	211,400	3,141,404
Total Preferred Stocks (identified cost $7,956,317)		$ 4,439,781

Senior Floating-Rate Loans — 1.4%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.0%†
Prime Security Services Borrower LLC, Term Loan, 5.664%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	$2,211	$ 2,204,293
		$ 2,204,293
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$2,462	$ 2,449,350
		$ 2,449,350
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$5,397	$ 5,409,490
		$ 5,409,490
Insurance — 0.3%
AmWINS Group, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/30/32	$5,395	$5,365,894
HUB International Ltd., Term Loan, 5.92%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	2,513	2,510,069
USI, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	5,397	5,390,941
		$13,266,904
IT Services — 0.1%
Sedgwick Claims Management Services, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$5,410	$5,319,534
		$5,319,534
Life Sciences Tools & Services — 0.0%†
ICON Luxembourg SARL, Term Loan, 5.70%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	$734	$735,699
PRA Health Sciences, Inc., Term Loan, 5.70%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	183	183,300
		$918,999

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery — 0.2%
Gates Global LLC, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	$2,462	$ 2,462,660
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	5,299	5,316,137
		$ 7,778,797
Metals/Mining — 0.1%
Zekelman Industries, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	$2,456	$ 2,462,932
		$ 2,462,932
Professional Services — 0.1%
Trans Union LLC, Term Loan, 5.418%, (3 mo. USD Term SOFR + 1.75%), 6/24/31	$5,410	$ 5,389,637
		$5,389,637
Software — 0.2%
CCC Intelligent Solutions, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$2,458	$2,442,946
Epicor Software Corp., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	2,462	2,418,951
McAfee LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,463	2,207,086
		$7,068,983
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	$2,463	$2,459,547
		$2,459,547
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.425%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$4,642	$4,656,192
		$4,656,192
Total Senior Floating-Rate Loans (identified cost $59,862,818)		$59,384,658

Sovereign Government Bonds — 1.1%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.8%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	12,000	$ 11,836,480
4.375%, 2/28/34	22,344	22,601,223
		$ 34,437,703
Security	Principal Amount (000’s omitted)		Value
Romania — 0.3%
Romania Government International Bonds:
2.00%, 4/14/33(9)	EUR	1,589	$ 1,449,871
3.75%, 2/7/34(9)	EUR	2,802	2,815,802
5.625%, 2/22/36(1)	EUR	6,700	7,460,336
			$ 11,726,009
Total Sovereign Government Bonds (identified cost $45,766,450)			$ 46,163,712

Taxable Municipal Obligations — 1.0%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Commonwealth of Massachusetts, 5.456%, 12/1/39(14)	$750	$ 759,388
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	3,752,367
San Francisco City and County, CA, 3.921%, 6/15/39	3,085	2,770,240
		$ 7,281,995
Special Tax Revenue — 0.5%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$5,565	$ 5,549,992
Social Bonds, 2.484%, 6/1/27	3,980	3,912,634
Social Bonds, 2.534%, 6/1/28	4,980	4,820,012
Social Bonds, 2.584%, 6/1/29	2,715	2,590,175
Social Bonds, 2.984%, 6/1/33	3,060	2,765,775
Social Bonds, 3.034%, 6/1/34	2,195	1,953,630
		$21,592,218
Water and Sewer — 0.3%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$978,768
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	2,495	2,300,575
Green Bonds, 2.184%, 9/1/31	1,985	1,796,289
Green Bonds, 2.264%, 9/1/32	1,780	1,580,311
Green Bonds, 2.344%, 9/1/33	1,945	1,695,835
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	1,936,925
Green Bonds, 1.701%, 5/1/31	1,925	1,716,632
		$12,005,335
Total Taxable Municipal Obligations (identified cost $44,756,151)		$40,879,548

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 0.3%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$3,105	$ 2,822,472
3.485%, 8/1/35	1,745	1,572,944
3.535%, 8/1/36	929	830,903
3.585%, 8/1/37	3,215	2,854,752
3.635%, 8/1/38	657	579,379
U.S. International Development Finance Corp.:
1.79%, 10/15/29	988	947,795
2.36%, 10/15/29	817	791,804
3.52%, 9/20/32	3,023	2,938,242
Total U.S. Government Agencies and Instrumentalities (identified cost $15,141,662)		$13,338,291

U.S. Government Agency Mortgage-Backed Securities — 22.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$1,045	$ 971,859
5.00%, with various maturities to 2054	48,488	47,900,514
5.50%, with various maturities to 2055	229,888	231,285,567
6.00%, 6/1/53	1,147	1,175,065
Federal National Mortgage Association:
2.00%, 4/1/51	2,732	2,255,409
2.68%, 7/1/26	2,729	2,715,230
3.00%, with various maturities to 2049	5,652	5,047,394
4.00%, with various maturities to 2055	46,605	44,025,558
5.00%, with various maturities to 2055	7,212	7,123,812
5.50%, with various maturities to 2055	170,448	171,604,494
Government National Mortgage Association II:
2.50%, with various maturities to 2051	14,292	12,246,448
5.50%, 12/20/55(15)	4,417	4,451,646
6.00%, with various maturities to 2053	9,523	9,833,857
6.50%, with various maturities to 2053	3,004	3,166,461
Uniform Mortgage-Backed Security:
4.50%, 30-Year, TBA(16)	40,768	39,322,012
5.00%, 30-Year, TBA(16)	360,282	355,172,820
5.50%, 30-Year, TBA(16)	25,932	26,044,440
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $975,483,971)		$964,342,586

U.S. Treasury Obligations — 20.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.25%, 5/15/50	$48	$ 22,794
1.375%, 8/15/50	428	209,377
2.25%, 8/15/46	3,786	2,468,738
2.50%, 5/15/46	1,410	969,155
3.00%, 11/15/45	100	75,621
3.00%, 2/15/49	108,900	79,569,316
4.00%, 11/15/42	190,820	172,725,642
4.50%, 11/15/54	39,851	37,238,891
4.625%, 11/15/45	65,481	63,168,702
U.S. Treasury Notes:
0.50%, 4/30/27	1,102	1,064,221
0.625%, 5/15/30	2,533	2,219,146
0.625%, 8/15/30	1,465	1,272,461
0.875%, 11/15/30	2,841	2,476,775
1.125%, 2/15/31	7,913	6,938,712
1.25%, 8/15/31	8,585	7,453,021
1.375%, 11/15/31	6,203	5,380,497
1.50%, 11/30/28	165,251	155,629,647
3.50%, 11/30/30	167,500	164,431,348
4.00%, 2/28/30	11,482	11,526,403
4.00%, 11/15/35	2,188	2,134,497
4.125%, 2/15/36	2,726	2,683,619
4.25%, 5/15/35	99,945	99,697,090
4.25%, 8/15/35	65	64,766
4.50%, 5/31/29	50,518	51,504,680
Total U.S. Treasury Obligations (identified cost $885,353,791)		$870,925,119

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 11.3%
Affiliated Fund — 11.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(17)	476,574,522	$ 476,574,522
Total Affiliated Fund (identified cost $476,574,522)		$ 476,574,522
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(18)	4,674,698	$ 4,674,698
Total Securities Lending Collateral (identified cost $4,674,698)		$ 4,674,698
Total Short-Term Investments (identified cost $481,249,220)		$ 481,249,220
Total Investments — 108.9% (identified cost $4,681,061,711)		$4,622,821,519
Other Assets, Less Liabilities — (8.9)%		$ (379,393,434)
Net Assets — 100.0%		$4,243,428,085

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $1,220,015,832 or 28.8% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2026.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2026.
(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2026.
(6)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $24,064,306.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $75,200,067 or 1.8% of the Fund's net assets.
(10)	Affiliated fund (see Note 8).
(11)	May be deemed to be an affiliated company (see Note 8).
(12)	Restricted security. Total market value of restricted securities amounts to $8,495,485, which represents 0.2% of the net assets of the Fund as of March 31, 2026.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(16)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(17)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2026.
(18)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	12,020,000	USD	8,513,220	Goldman Sachs International	5/19/26	$ —	$(225,116)
USD	8,424,578	AUD	12,020,000	Barclays Bank PLC	5/19/26	136,473	—
EGP	158,632,684	USD	3,043,021	Citibank, N.A.	6/10/26	—	(281,583)
BRL	69,343,796	USD	13,079,293	Citibank, N.A.	6/17/26	84,855	—
EUR	3,654,612	USD	4,259,376	JPMorgan Chase Bank, N.A.	6/17/26	—	(20,513)
KRW	6,457,195	USD	4,408	BNP Paribas	6/17/26	—	(106)
MXN	230,442,829	USD	12,909,160	BNP Paribas	6/17/26	—	(130,769)
USD	3,855,603	CAD	5,212,418	JPMorgan Chase Bank, N.A.	6/17/26	96,151	—
USD	83,694,946	DKK	538,473,198	JPMorgan Chase Bank, N.A.	6/17/26	76,793	—
USD	6,817,820	EUR	5,913,103	Barclays Bank PLC	6/17/26	—	(40,592)
USD	25,419,229	EUR	21,954,293	Barclays Bank PLC	6/17/26	—	(44,825)
USD	6,351,884	EUR	5,510,055	Citibank, N.A.	6/17/26	—	(39,045)
USD	6,378,212	EUR	5,520,880	Goldman Sachs International	6/17/26	—	(25,273)
USD	15,006,278	GBP	11,223,794	BNP Paribas	6/17/26	153,804	—
USD	2,274	HUF	765,360	UBS AG	6/17/26	—	(16)
						$548,076	$(807,838)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	6,598	Long	6/30/26	$713,769,581	$(8,609,756)
U.S. 10-Year Treasury Note	1,917	Long	6/18/26	212,876,859	(3,735,724)
U.S. Long Treasury Bond	1,529	Long	6/18/26	174,114,875	(4,855,755)
U.S. Ultra 10-Year Treasury Note	2,822	Long	6/18/26	320,341,094	(5,825,941)
Euro-Bund	(620)	Short	6/8/26	(89,857,877)	1,182,971
U.S. 2-Year Treasury Note	(1,474)	Short	6/30/26	(305,774,390)	2,249,357
U.S. Ultra-Long Treasury Bond	(634)	Short	6/18/26	(73,900,625)	2,063,184
					$(17,531,664)

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$4,000	5.50% (pays monthly)	5.94%	10/10/29	$(37,096)	$—	$(37,096)
Total		$4,000				$(37,096)	$ —	$(37,096)

(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $4,000,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$5,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	3,500,000
		$8,500,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
DKK	– Denmark Krone
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
KRW	– South Korean Won
MXN	– Mexican Peso
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Capital Markets — 8.1%
Intercontinental Exchange, Inc.	504,838	$ 79,400,921
Moody's Corp.	95,752	41,771,810
MSCI, Inc.	100,723	54,290,704
S&P Global, Inc.	307,955	130,985,580
		$ 306,449,015
Chemicals — 7.5%
Air Products and Chemicals, Inc.	166,947	$ 48,496,434
Ecolab, Inc.	430,165	114,432,494
Linde PLC	248,578	123,235,029
		$286,163,957
Commercial Services & Supplies — 2.1%
Copart, Inc.(1)	1,192,077	$39,576,957
Veralto Corp.	450,053	39,793,686
		$79,370,643
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	23,183	$23,100,237
Dollar General Corp.	438,791	52,097,655
		$75,197,892
Containers & Packaging — 0.5%
Ball Corp.	300,067	$17,736,960
		$17,736,960
Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp., Class A	554,640	$70,078,764
TE Connectivity PLC	93,827	19,611,719
		$89,690,483
Entertainment — 0.9%
Netflix, Inc.(1)	373,790	$35,939,908
		$35,939,908
Financial Services — 9.4%
Mastercard, Inc., Class A	367,328	$183,539,109
Visa, Inc., Class A	577,977	174,687,768
		$358,226,877
Health Care Equipment & Supplies — 2.8%
IDEXX Laboratories, Inc.(1)	140,292	$78,828,672
Intuitive Surgical, Inc.(1)	56,071	25,848,170
		$104,676,842
Security	Shares	Value
Hotels, Restaurants & Leisure — 0.7%
Starbucks Corp.	288,797	$ 25,873,323
		$ 25,873,323
Insurance — 2.9%
Aon PLC, Class A	100,336	$ 32,386,454
Marsh & McLennan Cos., Inc.	442,642	76,776,255
		$ 109,162,709
Interactive Media & Services — 4.4%
Alphabet, Inc., Class C	587,581	$ 168,553,486
		$168,553,486
IT Services — 5.3%
Gartner, Inc.(1)	260,807	$41,296,180
VeriSign, Inc.	638,405	158,554,266
		$199,850,446
Life Sciences Tools & Services — 15.6%
Agilent Technologies, Inc.	870,780	$99,251,505
Danaher Corp.	872,482	165,422,587
Mettler-Toledo International, Inc.(1)	23,327	29,420,012
Revvity, Inc.	455,587	39,913,977
Thermo Fisher Scientific, Inc.	365,479	179,643,893
West Pharmaceutical Services, Inc.	304,875	76,413,870
		$590,065,844
Machinery — 4.2%
IDEX Corp.	260,361	$49,351,428
Xylem, Inc.	913,937	109,215,471
		$158,566,899
Pharmaceuticals — 4.1%
Zoetis, Inc.	1,312,789	$155,184,788
		$155,184,788
Professional Services — 7.4%
Equifax, Inc.	613,934	$110,551,095
Verisk Analytics, Inc.	893,809	169,600,258
		$280,151,353
Software — 6.8%
Adobe, Inc.(1)	110,538	$26,869,577
Intuit, Inc.	156,999	67,883,228
Microsoft Corp.	377,537	139,752,871
Tyler Technologies, Inc.(1)	68,281	23,378,049
		$257,883,725
Specialized REITs — 3.1%
American Tower Corp.	527,262	$90,994,876

See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialized REITs (continued)
Crown Castle, Inc.	324,539	$ 26,388,266
		$ 117,383,142
Specialty Retail — 5.3%
O'Reilly Automotive, Inc.(1)	396,756	$ 36,624,546
TJX Cos., Inc.	1,018,353	162,630,974
		$ 199,255,520
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	423,491	$ 22,368,795
		$22,368,795
Venture Capital — 0.0%†
20/20 Gene Systems, Inc.(1)(2)(3)	73,397	$187,162
Digital Directions International, Inc.(1)(2)(3)	354,389	0
Ivy Capital (Proprietary) Ltd.(1)(2)(3)	950,000	47,160
		$234,322
Total Common Stocks (identified cost $1,868,862,984)		$3,637,986,929

Preferred Stocks — 0.0%†

Security	Shares	Value
Venture Capital — 0.0%†
Sword Diagnostics(1)(2)(3)	1,264,108	$ 129,318
Total Preferred Stocks (identified cost $432,472)		$ 129,318

Venture Capital Limited Partnership Interests — 0.5%

Security	Value
Accion Frontier Inclusion Fund LP(1)(2)(3)	$ 1,663,117
Africa Renewable Energy Fund LP(1)(2)(3)	131,112
Arborview Capital Partners LP(1)(2)(3)	0
Bridges Ventures U.S. Sustainable Growth Fund LP(1)(2)(3)	0
Coastal Ventures III LP(1)(2)(3)	391,274
Core Innovations Capital I LP(1)(2)(3)	4,686,727
Cross Culture Ventures I LP(1)(2)(3)	895,557
Security	Value
DBL Equity Fund BAEF II LP(1)(2)(3)	$ 3,668,547
DBL Partners III LP(1)(2)(3)	3,331,010
First Analysis Private Equity Fund V LP(1)(2)(3)	536,154
LeapFrog Financial Inclusion Fund(1)(2)(3)	12,920
New Markets Education Partner LP(1)(2)(3)	18,332
New Markets Venture Partners II LP(1)(2)(3)	41,809
Owl Ventures LP(1)(2)(3)	963,555
Renewable Energy Asia Fund LP(1)(2)(3)	958
SJF Ventures III LP(1)(2)(3)	331,278
Westly Capital Partners Fund II LP(1)(2)(3)	3,097
Total Venture Capital Limited Partnership Interests (identified cost $5,588,441)	$16,675,447

Short-Term Investments — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(4)	130,031,347	$ 130,031,347
Total Short-Term Investments (identified cost $130,031,347)		$ 130,031,347
Total Investments — 100.0% (identified cost $2,004,915,244)		$3,784,823,041
Other Assets, Less Liabilities — 0.0%†		$ 1,105,691
Net Assets — 100.0%		$3,785,928,732

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(3)	Restricted security. Total market value of restricted securities amounts to $17,039,087, which represents 0.5% of the net assets of the Fund as of March 31, 2026.
(4)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2026.

See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08 - 8/27/13	$166,889
Accion Frontier Inclusion Fund LP	11/12/15 - 12/6/23	671,711
Africa Renewable Energy Fund LP	4/17/14 - 7/18/22	997,030
Arborview Capital Partners LP	11/13/12 - 12/7/21	0
Bridges Ventures U.S. Sustainable Growth Fund LP	6/18/16 - 10/27/23	317,917
Coastal Ventures III LP	7/30/12 - 1/9/19	10,836
Core Innovations Capital I LP	1/6/11 - 6/30/17	0
Cross Culture Ventures I LP	2/24/16 - 12/15/25	386,149
DBL Equity Fund BAEF II LP	3/30/11 - 8/2/16	564,959
DBL Partners III LP	1/16/15 - 4/28/22	870,896
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
First Analysis Private Equity Fund V LP	6/7/13 - 6/13/18	0
Ivy Capital (Proprietary) Ltd.	9/12/12 - 5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10 - 1/23/19	0
New Markets Education Partner LP	9/27/11 - 6/1/21	0
New Markets Venture Partners II LP	7/21/08 - 5/3/16	0
Owl Ventures LP	7/10/14 - 10/30/25	15,000
Renewable Energy Asia Fund LP	9/29/10 - 1/5/17	1,753,943
SJF Ventures III LP	2/6/12 - 7/14/17	0
Sword Diagnostics, Preferred	12/26/06 - 11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11 - 4/16/21	0
		$7,428,952

Abbreviations:
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Statements of Assets and Liabilities (Unaudited)

	March 31, 2026
	Balanced Fund	Bond Fund	Equity Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $997,313,267, $4,190,400,039 and $1,874,883,897, respectively) - including $6,399,710, $24,064,306 and $0, respectively, of securities on loan	$1,338,264,695	$4,132,184,962	$3,654,791,694
Investments in securities of affiliated issuers, at value (identified cost $95,183,555, $490,661,672 and $130,031,347, respectively)	95,165,717	490,636,557	130,031,347
Receivable for variation margin on open futures contracts	298,919	2,399,533	—
Receivable for open forward foreign currency exchange contracts	36,603	548,076	—
Cash	41,974	—	8
Cash denominated in foreign currency, at value (cost $3,880, $77,664 and $0, respectively)	3,852	77,261	—
Deposits for forward commitment securities	800,000	6,161,000	—
Deposits for derivatives collateral:
Futures contracts	3,081,900	24,633,100	—
Forward foreign currency exchange contracts	—	610,000	—
Receivable for investments sold	1,203,427	6,743,658	9,611,950
Receivable for capital shares sold	342,176	3,712,448	1,591,218
Dividends and interest receivable	9,090,919	31,811,440	1,448,601
Dividends and interest receivable - affiliated	218,505	1,512,098	381,318
Securities lending income receivable	6,327	5,928	5
Tax reclaims receivable	15,870	—	—
Receivable from affiliate	2,037	128,427	—
Trustees' deferred compensation plan	351,303	547,758	1,209,012
Total assets	$1,448,924,224	$4,701,712,246	$3,799,065,153
Liabilities
Cash collateral due to brokers	$ —	$220,000	$ —
Payable for open forward foreign currency exchange contracts	3,572	807,838	—
Due to custodian	—	57,939	—
Payable for investments purchased	11,860,317	10,195,984	—
Payable for when-issued/delayed delivery/forward commitment securities	54,912,408	426,295,357	—
Payable for capital shares redeemed	1,183,189	11,525,550	8,225,491
Payable for open swap contracts	—	37,096	—
Distributions payable	—	1,146,614	—
Deposits for securities loaned	6,449,000	4,674,698	—
Payable to affiliates:
Investment advisory fee	448,173	997,867	1,512,536
Administrative fee	142,624	431,299	407,301
Distribution and service fees	222,322	70,595	409,152
Sub-transfer agency fee	41,355	19,901	64,906
Trustees' deferred compensation plan	351,303	547,758	1,209,012
Accrued expenses	487,606	1,255,665	1,308,023
Total liabilities	$76,101,869	$458,284,161	$13,136,421
Commitments and contingent liabilities (Note 10)
Net Assets	$1,372,822,355	$4,243,428,085	$3,785,928,732
Sources of Net Assets
Paid-in capital	$995,798,504	$4,537,511,117	$1,467,492,670
Distributable earnings (accumulated loss)	377,023,851	(294,083,032)	2,318,436,062
Net Assets	$1,372,822,355	$4,243,428,085	$3,785,928,732

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2026
	Balanced Fund	Bond Fund	Equity Fund
Class A Shares
Net Assets	$880,222,602	$368,802,457	$1,613,914,280
Shares Outstanding	19,619,555	25,283,403	26,779,983
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$44.86	$14.59	$60.27
Maximum Offering Price Per Share (100 ÷ 94.75, 96.75 and 94.75, respectively, of net asset value per share)	$47.35	$15.08	$63.61
Class C Shares
Net Assets	$43,302,452	$9,163,404	$63,446,321
Shares Outstanding	1,010,006	632,673	3,664,304
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$42.87	$14.48	$17.31
Class I Shares
Net Assets	$309,772,874	$3,061,791,428	$1,659,850,238
Shares Outstanding	6,719,451	209,497,960	21,835,730
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$46.10	$14.61	$76.02
Class R6 Shares
Net Assets	$139,524,427	$803,670,796	$448,717,893
Shares Outstanding	3,028,902	55,044,922	5,928,272
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$46.06	$14.60	$75.69

On sales of $50,000 ($100,000 for Bond Fund) or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2026
	Balanced Fund	Bond Fund	Equity Fund
Investment Income
Dividend income (net of foreign taxes withheld of $27,121, $34,214 and $0, respectively)	$3,226,603	$204,570	$21,351,082
Dividend income - affiliated issuers	1,360,924	6,601,595	2,818,938
Interest income	11,242,743	95,301,206	1,705
Interest income - affiliated issuers	—	212,500	—
Securities lending income, net	15,770	57,493	16,753
Total investment income	$15,846,040	$102,377,364	$24,188,478
Expenses
Investment advisory fee	$2,781,368	$6,093,740	$10,406,283
Administrative fee	872,406	2,500,915	2,851,326
Distribution and service fees:
Class A	1,124,956	365,282	2,303,302
Class C	236,589	46,705	410,316
Trustees' fees and expenses	40,893	117,502	131,576
Custodian fees	20,632	48,051	44,178
Transfer agency fees and expenses	597,870	1,569,754	1,653,844
Accounting fees	185,238	311,082	415,242
Professional fees	41,474	57,220	115,847
Registration fees	39,208	66,562	51,448
Reports to shareholders	53,843	70,718	127,622
Miscellaneous	41,643	181,591	106,438
Total expenses	$6,036,120	$11,429,122	$18,617,422
Waiver and/or reimbursement of expenses by affiliates	$(53,107)	$(461,761)	$(109,256)
Net expenses	$5,983,013	$10,967,361	$18,508,166
Net investment income	$9,863,027	$91,410,003	$5,680,312
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$40,143,741	$17,068,621	$656,821,357
Futures contracts	783,935	9,604,598	—
Swap contracts	—	87,389	—
Foreign currency transactions	30,673	(94,709)	—
Forward foreign currency exchange contracts	291,381	4,217,934	—
Net realized gain	$41,249,730	$30,883,833	$656,821,357
Change in unrealized appreciation (depreciation):
Investment securities	$(83,674,611)	$(61,740,082)	$(1,052,513,324)
Investment securities - affiliated issuers	(7,113)	(123,705)	—
Futures contracts	(1,921,445)	(19,454,730)	—
Swap contracts	—	(37,096)	—
Foreign currency	(2,166)	(12,839)	—
Forward foreign currency exchange contracts	(26,339)	(700,531)	—
Net change in unrealized appreciation (depreciation)	$(85,631,674)	$(82,068,983)	$(1,052,513,324)
Net realized and unrealized loss	$(44,381,944)	$(51,185,150)	$(395,691,967)
Net increase (decrease) in net assets from operations	$(34,518,917)	$40,224,853	$(390,011,655)

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$9,863,027	$91,410,003	$5,680,312
Net realized gain	41,249,730	30,883,833	656,821,357
Net change in unrealized appreciation (depreciation)	(85,631,674)	(82,068,983)	(1,052,513,324)
Net increase (decrease) in net assets from operations	$(34,518,917)	$40,224,853	$(390,011,655)
Distributions to shareholders:
Class A	$(36,881,248)	$(7,707,819)	$(361,671,011)
Class C	(1,784,371)	(159,759)	(40,252,276)
Class I	(13,614,940)	(66,877,264)	(378,428,198)
Class R6	(5,714,377)	(17,261,850)	(91,715,696)
Total distributions to shareholders	$(57,994,936)	$(92,006,692)	$(872,067,181)
Capital share transactions:
Class A	$204,282	$10,142,392	$144,579,953
Class C	(1,733,379)	(491,701)	11,245,710
Class I	(5,591,314)	96,350,589	(494,816,253)
Class R6	13,751,110	71,331,427	(70,690,754)
Net increase (decrease) in net assets from capital share transactions	$6,630,699	$177,332,707	$(409,681,344)
Net increase (decrease) in net assets	$(85,883,154)	$125,550,868	$(1,671,760,180)
Net Assets
At beginning of period	$1,458,705,509	$4,117,877,217	$5,457,688,912
At end of period	$1,372,822,355	$4,243,428,085	$3,785,928,732

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2025
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$20,223,211	$175,286,174	$16,950,962
Net realized gain (loss)	54,561,555	(15,724,109)	886,776,232
Net change in unrealized appreciation (depreciation)	60,453,507	(4,162,006)	(747,986,021)
Net increase in net assets from operations	$135,238,273	$155,400,059	$155,741,173
Distributions to shareholders:
Class A	$(45,477,521)	$(15,360,180)	$(170,488,824)
Class C	(2,328,787)	(362,338)	(20,505,338)
Class I	(15,977,239)	(127,060,563)	(237,560,838)
Class R6	(6,163,071)	(32,595,823)	(49,743,021)
Total distributions to shareholders	$(69,946,618)	$(175,378,904)	$(478,298,021)
Capital share transactions:
Class A	$(638,150)	$22,371,022	$(129,294,306)
Class C	(7,829,157)	(141,036)	(9,960,611)
Class I	31,790,899	384,943,494	(919,849,270)
Class R6	22,575,198	101,569,019	(80,068,350)
Net increase (decrease) in net assets from capital share transactions	$45,898,790	$508,742,499	$(1,139,172,537)
Net increase (decrease) in net assets	$111,190,445	$488,763,654	$(1,461,729,385)
Net Assets
At beginning of year	$1,347,515,064	$3,629,113,563	$6,919,418,297
At end of year	$1,458,705,509	$4,117,877,217	$5,457,688,912

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Financial Highlights

	Balanced Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$47.91	$45.77	$36.00	$33.56	$42.36	$37.18
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.64	$0.64	$0.57	$0.40	$0.30
Net realized and unrealized gain (loss)	(1.45)	3.82	9.76	3.12	(5.91)	5.77
Total income (loss) from operations	$(1.14)	$4.46	$10.40	$3.69	$(5.51)	$6.07
Less Distributions
From net investment income	$(0.32)	$(0.63)	$(0.63)	$(0.91)	$(0.41)	$(0.30)
From net realized gain	(1.59)	(1.69)	—	(0.34)	(2.88)	(0.59)
Total distributions	$(1.91)	$(2.32)	$(0.63)	$(1.25)	$(3.29)	$(0.89)
Net asset value — End of period	$44.86	$47.91	$45.77	$36.00	$33.56	$42.36
Total Return(2)	(2.56)%(3)	10.12%	29.02%	11.11%	(14.40)%	16.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$880,223	$939,440	$898,875	$728,372	$688,402	$823,892
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.89%(5)	0.90%	0.90%	0.92%	0.91%	0.90%
Net expenses	0.89%(5)(6)	0.90%(6)	0.90%(6)	0.92%(6)	0.91%(6)	0.90%
Net investment income	1.30%(5)	1.40%	1.54%	1.57%	1.03%	0.73%
Portfolio Turnover	55%(3)(7)	164%(7)	153%(7)	106%(7)	85%(7)	95%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2026 and the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Financial Highlights — continued

	Balanced Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$45.86	$43.91	$34.56	$32.27	$40.85	$35.90
Income (Loss) From Operations
Net investment income (loss)(1)	$0.12	$0.28	$0.31	$0.28	$0.10	$(0.01)
Net realized and unrealized gain (loss)	(1.37)	3.66	9.37	3.00	(5.68)	5.56
Total income (loss) from operations	$(1.25)	$3.94	$9.68	$3.28	$(5.58)	$5.55
Less Distributions
From net investment income	$(0.15)	$(0.30)	$(0.33)	$(0.65)	$(0.12)	$(0.01)
From net realized gain	(1.59)	(1.69)	—	(0.34)	(2.88)	(0.59)
Total distributions	$(1.74)	$(1.99)	$(0.33)	$(0.99)	$(3.00)	$(0.60)
Net asset value — End of period	$42.87	$45.86	$43.91	$34.56	$32.27	$40.85
Total Return(2)	(2.92)%(3)	9.28%	28.07%	10.25%	(15.05)%	15.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,302	$48,125	$53,977	$50,105	$51,250	$67,292
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.64%(5)	1.65%	1.66%	1.68%	1.67%	1.66%
Net expenses	1.64%(5)(6)	1.65%(6)	1.66%(6)	1.68%(6)	1.67%(6)	1.66%
Net investment income (loss)	0.54%(5)	0.64%	0.78%	0.81%	0.26%	(0.03)%
Portfolio Turnover	55%(3)(7)	164%(7)	153%(7)	106%(7)	85%(7)	95%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2026 and the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Financial Highlights — continued

	Balanced Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$49.17	$46.92	$36.88	$34.35	$43.28	$37.97
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.77	$0.75	$0.67	$0.50	$0.40
Net realized and unrealized gain (loss)	(1.48)	3.91	10.02	3.20	(6.05)	5.90
Total income (loss) from operations	$(1.10)	$4.68	$10.77	$3.87	$(5.55)	$6.30
Less Distributions
From net investment income	$(0.38)	$(0.74)	$(0.73)	$(1.00)	$(0.50)	$(0.40)
From net realized gain	(1.59)	(1.69)	—	(0.34)	(2.88)	(0.59)
Total distributions	$(1.97)	$(2.43)	$(0.73)	$(1.34)	$(3.38)	$(0.99)
Net asset value — End of period	$46.10	$49.17	$46.92	$36.88	$34.35	$43.28
Total Return(2)	(2.44)%(3)	10.38%	29.35%	11.37%	(14.20)%	16.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$309,773	$336,186	$288,263	$215,983	$211,957	$315,744
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64%(5)	0.65%	0.66%	0.68%	0.67%	0.66%
Net expenses	0.64%(5)(6)	0.65%(6)	0.66%(6)	0.68%(6)	0.67%(6)	0.66%
Net investment income	1.54%(5)	1.65%	1.78%	1.81%	1.25%	0.96%
Portfolio Turnover	55%(3)(7)	164%(7)	153%(7)	106%(7)	85%(7)	95%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2026 and the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Financial Highlights — continued

	Balanced Fund — Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$49.14	$46.88	$36.85	$34.33	$43.27	$37.95
Income (Loss) From Operations
Net investment income(1)	$0.39	$0.79	$0.78	$0.69	$0.57	$0.42
Net realized and unrealized gain (loss)	(1.48)	3.92	10.00	3.19	(6.10)	5.91
Total income (loss) from operations	$(1.09)	$4.71	$10.78	$3.88	$(5.53)	$6.33
Less Distributions
From net investment income	$(0.40)	$(0.76)	$(0.75)	$(1.02)	$(0.53)	$(0.42)
From net realized gain	(1.59)	(1.69)	—	(0.34)	(2.88)	(0.59)
Total distributions	$(1.99)	$(2.45)	$(0.75)	$(1.36)	$(3.41)	$(1.01)
Net asset value — End of period	$46.06	$49.14	$46.88	$36.85	$34.33	$43.27
Total Return(2)	(2.41)%(3)	10.45%	29.42%	11.42%	(14.14)%	16.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$139,524	$134,954	$106,400	$73,010	$51,544	$11,184
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.58%(5)	0.60%	0.61%	0.62%	0.61%	0.61%
Net expenses	0.58%(5)(6)	0.60%(6)	0.61%(6)	0.62%(6)	0.61%(6)	0.61%
Net investment income	1.61%(5)	1.71%	1.83%	1.87%	1.51%	1.01%
Portfolio Turnover	55%(3)(7)	164%(7)	153%(7)	106%(7)	85%(7)	95%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2026 and the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Financial Highlights — continued

	Bond Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.77	$14.87	$13.77	$14.02	$16.91	$17.01
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.64	$0.64	$0.54	$0.35	$0.31
Net realized and unrealized gain (loss)	(0.18)	(0.10)	1.10	(0.25)	(2.69)	0.12
Total income (loss) from operations	$0.13	$0.54	$1.74	$0.29	$(2.34)	$0.43
Less Distributions
From net investment income	$(0.31)	$(0.64)	$(0.64)	$(0.54)	$(0.35)	$(0.32)
From net realized gain	—	—	—	—	(0.20)	(0.21)
Total distributions	$(0.31)	$(0.64)	$(0.64)	$(0.54)	$(0.55)	$(0.53)
Net asset value — End of period	$14.59	$14.77	$14.87	$13.77	$14.02	$16.91
Total Return(2)	0.88%(3)	3.82%	12.93%	2.03%	(14.15)%	2.61%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$368,802	$363,319	$343,120	$303,884	$305,654	$375,792
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.74%(5)	0.75%	0.75%	0.76%	0.75%	0.74%
Net expenses	0.72%(5)(6)	0.72%(6)	0.73%(6)	0.73%(6)	0.73%(6)	0.73%
Net investment income	4.19%(5)	4.44%	4.51%	3.80%	2.21%	1.84%
Portfolio Turnover	146%(3)(7)	326%(7)	320%(7)	209%(7)	122%(7)	163%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2026 and the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Financial Highlights — continued

	Bond Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.66	$14.77	$13.67	$13.92	$16.79	$16.89
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.52	$0.53	$0.42	$0.22	$0.18
Net realized and unrealized gain (loss)	(0.18)	(0.11)	1.09	(0.24)	(2.66)	0.12
Total income (loss) from operations	$0.07	$0.41	$1.62	$0.18	$(2.44)	$0.30
Less Distributions
From net investment income	$(0.25)	$(0.52)	$(0.52)	$(0.43)	$(0.23)	$(0.19)
From net realized gain	—	—	—	—	(0.20)	(0.21)
Total distributions	$(0.25)	$(0.52)	$(0.52)	$(0.43)	$(0.43)	$(0.40)
Net asset value — End of period	$14.48	$14.66	$14.77	$13.67	$13.92	$16.79
Total Return(2)	0.47%(3)	2.92%	12.09%	1.21%	(14.83)%	1.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,163	$9,769	$9,997	$9,684	$9,289	$13,768
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.54%(5)	1.55%	1.55%	1.56%	1.55%	1.54%
Net expenses	1.52%(5)(6)	1.52%(6)	1.53%(6)	1.53%(6)	1.53%(6)	1.53%
Net investment income	3.39%(5)	3.64%	3.70%	3.00%	1.39%	1.05%
Portfolio Turnover	146%(3)(7)	326%(7)	320%(7)	209%(7)	122%(7)	163%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2026 and the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Financial Highlights — continued

	Bond Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.80	$14.90	$13.80	$14.05	$16.94	$17.04
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.67	$0.68	$0.57	$0.38	$0.35
Net realized and unrealized gain (loss)	(0.18)	(0.10)	1.09	(0.25)	(2.68)	0.12
Total income (loss) from operations	$0.14	$0.57	$1.77	$0.32	$(2.30)	$0.47
Less Distributions
From net investment income	$(0.33)	$(0.67)	$(0.67)	$(0.57)	$(0.39)	$(0.36)
From net realized gain	—	—	—	—	(0.20)	(0.21)
Total distributions	$(0.33)	$(0.67)	$(0.67)	$(0.57)	$(0.59)	$(0.57)
Net asset value — End of period	$14.61	$14.80	$14.90	$13.80	$14.05	$16.94
Total Return(2)	0.91%(3)	4.03%	13.14%	2.24%	(13.95)%	2.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,061,791	$3,002,765	$2,632,248	$1,882,715	$1,668,531	$1,709,504
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.54%(5)	0.55%	0.55%	0.56%	0.55%	0.54%
Net expenses	0.52%(5)(6)	0.52%(6)	0.53%(6)	0.53%(6)	0.53%(6)	0.53%
Net investment income	4.39%(5)	4.63%	4.71%	4.01%	2.43%	2.04%
Portfolio Turnover	146%(3)(7)	326%(7)	320%(7)	209%(7)	122%(7)	163%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2026 and the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Financial Highlights — continued

	Bond Fund — Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.78	$14.88	$13.78	$14.03	$16.93	$17.03
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.68	$0.68	$0.58	$0.40	$0.36
Net realized and unrealized gain (loss)	(0.18)	(0.10)	1.10	(0.25)	(2.70)	0.12
Total income (loss) from operations	$0.15	$0.58	$1.78	$0.33	$(2.30)	$0.48
Less Distributions
From net investment income	$(0.33)	$(0.68)	$(0.68)	$(0.58)	$(0.40)	$(0.37)
From net realized gain	—	—	—	—	(0.20)	(0.21)
Total distributions	$(0.33)	$(0.68)	$(0.68)	$(0.58)	$(0.60)	$(0.58)
Net asset value — End of period	$14.60	$14.78	$14.88	$13.78	$14.03	$16.93
Total Return(2)	1.02%(3)	4.10%	13.23%	2.31%	(13.96)%	2.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$803,671	$742,024	$643,749	$476,333	$473,569	$321,472
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.46%(5)	0.46%	0.48%	0.48%	0.48%	0.47%
Net expenses	0.45%(5)(6)	0.45%(6)	0.46%(6)	0.46%(6)	0.46%(6)	0.46%
Net investment income	4.47%(5)	4.71%	4.78%	4.06%	2.55%	2.11%
Portfolio Turnover	146%(3)(7)	326%(7)	320%(7)	209%(7)	122%(7)	163%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2026 and the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Financial Highlights — continued

	Equity Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$81.36	$85.83	$69.17	$62.23	$77.18	$63.00
Income (Loss) From Operations
Net investment income (loss)(1)	$0.03	$0.10	$0.14	$0.12	$(0.02)	$(0.04)
Net realized and unrealized gain (loss)	(5.82)	2.13	17.89	9.03	(11.98)	16.02
Total income (loss) from operations	$(5.79)	$2.23	$18.03	$9.15	$(12.00)	$15.98
Less Distributions
From net investment income	$(0.14)	$(0.14)	$(0.14)	$ —	$ —	$ —
From net realized gain	(15.16)	(6.56)	(1.23)	(2.21)	(2.95)	(1.80)
Total distributions	$(15.30)	$(6.70)	$(1.37)	$(2.21)	$(2.95)	$(1.80)
Net asset value — End of period	$60.27	$81.36	$85.83	$69.17	$62.23	$77.18
Total Return(2)	(8.88)%(3)	2.76%	26.34%	14.83%	(16.35)%	25.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,613,914	$1,991,829	$2,240,593	$1,996,462	$1,807,406	$2,278,654
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.92%(5)	0.91%	0.90%	0.91%	0.91%	0.91%
Net expenses	0.92%(5)	0.91%(6)	0.90%(6)	0.91%(6)	0.91%(6)	0.91%
Net investment income (loss)	0.10%(5)	0.13%	0.18%	0.18%	(0.03)%	(0.06)%
Portfolio Turnover	11%(3)	14%	9%	10%	7%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Financial Highlights — continued

	Equity Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$34.22	$40.10	$33.12	$31.03	$40.04	$33.61
Income (Loss) From Operations
Net investment loss(1)	$(0.08)	$(0.22)	$(0.21)	$(0.19)	$(0.29)	$(0.30)
Net realized and unrealized gain (loss)	(1.62)	0.93	8.45	4.46	(5.89)	8.39
Total income (loss) from operations	$(1.70)	$0.71	$8.24	$4.27	$(6.18)	$8.09
Less Distributions
From net investment income	$(0.05)	$(0.03)	$(0.03)	$ —	$ —	$ —
From net realized gain	(15.16)	(6.56)	(1.23)	(2.18)	(2.83)	(1.66)
Total distributions	$(15.21)	$(6.59)	$(1.26)	$(2.18)	$(2.83)	$(1.66)
Net asset value — End of period	$17.31	$34.22	$40.10	$33.12	$31.03	$40.04
Total Return(2)	(9.20)%(3)	2.01%	25.37%	13.99%	(16.96)%	24.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,446	$99,303	$128,241	$122,005	$114,234	$149,033
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.67%(5)	1.66%	1.65%	1.66%	1.65%	1.66%
Net expenses	1.67%(5)	1.66%(6)	1.65%(6)	1.66%(6)	1.65%(6)	1.66%
Net investment loss	(0.66)%(5)	(0.62)%	(0.57)%	(0.57)%	(0.78)%	(0.81)%
Portfolio Turnover	11%(3)	14%	9%	10%	7%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Financial Highlights — continued

	Equity Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$98.68	$102.61	$82.38	$73.71	$90.83	$73.80
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.36	$0.40	$0.35	$0.19	$0.16
Net realized and unrealized gain (loss)	(7.36)	2.58	21.35	10.71	(14.20)	18.81
Total income (loss) from operations	$(7.21)	$2.94	$21.75	$11.06	$(14.01)	$18.97
Less Distributions
From net investment income	$(0.29)	$(0.31)	$(0.29)	$(0.17)	$(0.08)	$(0.13)
From net realized gain	(15.16)	(6.56)	(1.23)	(2.22)	(3.03)	(1.81)
Total distributions	$(15.45)	$(6.87)	$(1.52)	$(2.39)	$(3.11)	$(1.94)
Net asset value — End of period	$76.02	$98.68	$102.61	$82.38	$73.71	$90.83
Total Return(2)	(8.76)%(3)	3.02%	26.66%	15.12%	(16.14)%	26.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,659,850	$2,710,341	$3,797,446	$3,713,256	$2,895,475	$3,142,730
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.67%(5)	0.66%	0.65%	0.66%	0.65%	0.66%
Net expenses	0.67%(5)	0.66%(6)	0.65%(6)	0.66%(6)	0.65%(6)	0.66%
Net investment income	0.34%(5)	0.38%	0.43%	0.43%	0.22%	0.19%
Portfolio Turnover	11%(3)	14%	9%	10%	7%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Financial Highlights — continued

	Equity Fund — Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$98.38	$102.33	$82.17	$73.53	$90.64	$73.67
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.43	$0.46	$0.40	$0.25	$0.23
Net realized and unrealized gain (loss)	(7.34)	2.57	21.29	10.68	(14.16)	18.74
Total income (loss) from operations	$(7.16)	$3.00	$21.75	$11.08	$(13.91)	$18.97
Less Distributions
From net investment income	$(0.37)	$(0.39)	$(0.36)	$(0.22)	$(0.17)	$(0.19)
From net realized gain	(15.16)	(6.56)	(1.23)	(2.22)	(3.03)	(1.81)
Total distributions	$(15.53)	$(6.95)	$(1.59)	$(2.44)	$(3.20)	$(2.00)
Net asset value — End of period	$75.69	$98.38	$102.33	$82.17	$73.53	$90.64
Total Return(2)	(8.74)%(3)	3.09%	26.73%	15.21%	(16.09)%	26.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$448,718	$656,217	$753,138	$675,873	$446,224	$456,674
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.61%(5)	0.59%	0.58%	0.59%	0.59%	0.60%
Net expenses	0.61%(5)	0.59%(6)	0.58%(6)	0.59%(6)	0.59%(6)	0.60%
Net investment income	0.41%(5)	0.45%	0.50%	0.49%	0.29%	0.27%
Portfolio Turnover	11%(3)	14%	9%	10%	7%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Balanced Fund (Balanced), Calvert Bond Fund (Bond) and Calvert Equity Fund (Equity) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Balanced is to seek to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity. The investment objective of Bond is to seek to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities. The investment objective of Equity is to seek growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
Each Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% for Balanced and Equity and 0.75% for Bond may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund's investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or

Calvert
Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds' forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Swaps are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2026, based on the inputs used to value them:
Balanced
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$62,436,774	$ —	$62,436,774
Collateralized Mortgage Obligations	—	20,073,619	—	20,073,619
Commercial Mortgage-Backed Securities	—	44,757,437	—	44,757,437
Common Stocks	823,151,830(2)	—	—	823,151,830
Common Stocks - Electrical Equipment	—	13,347,588	—	13,347,588
Common Stocks - Venture Capital	—	—	1,236,404	1,236,404
Corporate Bonds	—	134,042,832	—	134,042,832
Exchange-Traded Funds	3,415,837	—	—	3,415,837
Preferred Stocks	1,345,527	—	—	1,345,527
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Senior Floating-Rate Loans	—	8,332,563	—	8,332,563
Sovereign Government Bonds	—	4,621,898	—	4,621,898
Taxable Municipal Obligations	—	6,661,783	—	6,661,783
U.S. Government Agencies and Instrumentalities	—	1,661,137	—	1,661,137
U.S. Government Agency Mortgage-Backed Securities	—	117,511,893	—	117,511,893
U.S. Treasury Obligations	—	92,578,873	—	92,578,873

Calvert
Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Balanced — continued
Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Venture Capital Limited Partnership Interests	$ —	$ —	$22,345	$22,345
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	91,749,880	—	—	91,749,880
Securities Lending Collateral	6,449,000	—	—	6,449,000
Total Investments	$926,112,074	$506,026,397	$1,291,941	$1,433,430,412
Forward Foreign Currency Exchange Contracts	$ —	$36,603	$ —	$36,603
Futures Contracts	1,076,897	—	—	1,076,897
Total	$927,188,971	$506,063,000	$1,291,941	$1,434,543,912
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(3,572)	$ —	$(3,572)
Futures Contracts	(2,941,100)	—	—	(2,941,100)
Total	$(2,941,100)	$(3,572)	$ —	$(2,944,672)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Bond
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$451,045,607	$ —	$451,045,607
Collateralized Mortgage Obligations	—	203,874,771	—	203,874,771
Commercial Mortgage-Backed Securities	—	324,047,692	—	324,047,692
Convertible Bonds	—	21,792,631	—	21,792,631
Corporate Bonds	—	1,127,275,868	—	1,127,275,868
Exchange-Traded Funds	5,566,550	—	—	5,566,550
High Social Impact Investments	—	8,495,485	—	8,495,485
Preferred Stocks	4,439,781	—	—	4,439,781
Senior Floating-Rate Loans	—	59,384,658	—	59,384,658
Sovereign Government Bonds	—	46,163,712	—	46,163,712
Taxable Municipal Obligations	—	40,879,548	—	40,879,548
U.S. Government Agencies and Instrumentalities	—	13,338,291	—	13,338,291
U.S. Government Agency Mortgage-Backed Securities	—	964,342,586	—	964,342,586
U.S. Treasury Obligations	—	870,925,119	—	870,925,119
Short-Term Investments:
Affiliated Fund	476,574,522	—	—	476,574,522
Securities Lending Collateral	4,674,698	—	—	4,674,698
Total Investments	$491,255,551	$4,131,565,968	$ —	$4,622,821,519
Forward Foreign Currency Exchange Contracts	$ —	$548,076	$ —	$548,076
Futures Contracts	5,495,512	—	—	5,495,512
Total	$496,751,063	$4,132,114,044	$ —	$4,628,865,107

Calvert
Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Bond — continued
Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$(807,838)	$ —	$(807,838)
Futures Contracts	(23,027,176)	—	—	(23,027,176)
Swap Contracts	—	(37,096)	—	(37,096)
Total	$(23,027,176)	$(844,934)	$ —	$(23,872,110)
Equity
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$3,637,752,607(2)	$ —	$ —	$3,637,752,607
Common Stocks - Venture Capital	—	—	234,322	234,322
Preferred Stocks - Venture Capital	—	—	129,318	129,318
Venture Capital Limited Partnership Interests	—	—	16,675,447	16,675,447
Short-Term Investments	130,031,347	—	—	130,031,347
Total Investments	$3,767,783,954	$ —	$17,039,087	$3,784,823,041

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For Balanced and Equity, Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2026 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Funds may earn certain fees in connection with their investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses (except for Bond), other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. For Bond, net investment income and losses, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statements of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Funds purchase assignments from lenders, they acquire direct rights against the borrower of

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Social Investment Fund
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Notes to Financial Statements (Unaudited) — continued

the loan. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Funds generally have no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Funds may enter into certain loan agreements all or a portion of which may be unfunded. Each Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedules of Investments.
G  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
H  Forward Foreign Currency Exchange Contracts— The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Credit Default Swaps— Swap contracts are privately negotiated agreements between the Funds and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Funds pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Funds are required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Funds are the buyer of a credit default swap contract, the Funds are entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Funds pay the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds would have spent the stream of payments and received no proceeds from the contract. When the Funds are the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Funds are a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Funds could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Funds for the same referenced obligation. As the seller, the Funds may create economic leverage to its portfolio because, in addition to its total net assets, the Funds are subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Funds also record an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
J  Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund's Schedule of Investments.
K  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared daily and paid monthly by Bond, quarterly by Balanced and annually by Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which

Calvert
Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
L  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
M  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
N  Federal and Other Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
O  When-Issued Securities and Delayed Delivery Transactions— The Funds may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Funds will realize a gain or loss on investments based on the price established when the Funds entered into the commitment.
P  Segment Reporting— Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Funds’ President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds’ financial statements.
Q  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment advisory fee is computed at the following annual rates of each respective Fund’s average daily net assets and is payable monthly:
Balanced
Average Daily Net Assets	Annual Fee Rate
Up to and including $500 million	0.410%
Over $500 million up to and including $1 billion	0.385%
Over $1 billion	0.350%

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Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Bond
Average Daily Net Assets	Annual Fee Rate
Up to and including $1 billion	0.300%
Over $1 billion	0.290%
Equity
Average Daily Net Assets	Annual Fee Rate
Up to and including $2 billion	0.500%
Over $2 billion up to and including $3 billion	0.425%
Over $3 billion	0.375%
For the six months ended March 31, 2026, the investment advisory fee for Balanced, Bond and Equity amounted to $2,781,368, $6,093,740 and $10,406,283, respectively, or 0.38% (annualized), 0.29% (annualized) and 0.44% (annualized), respectively, of each Fund's average daily net assets.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment advisory fee paid by each Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $53,107, $255,176 and $109,256 for Balanced, Bond and Equity, respectively, relating to each Fund's investment in the Liquidity Fund and in other affiliated funds.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of Equity to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays Atlanta Capital a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Funds’ operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed, as a percentage of such class’s average daily net assets, the following amounts:
	Class A	Class C	Class I	Class R6
Balanced	0.93%	1.68%	0.68%	0.64%
Bond	0.73%	1.53%	0.53%	0.46%
For Balanced and Bond, the expense reimbursement agreements with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $206,585 for Bond and no expenses were waived and/or reimbursed for Balanced.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $872,406, $2,500,915 and $2,851,326 for Balanced, Bond and Equity, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee at a rate per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fee rates for Class A shares are as follows:
	Balanced	Bond	Equity
Class A Plan	0% up to $30 million, 0.25% over $30 million	0.20%	0.25%

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Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Balanced, Bond and Equity paid or accrued for the six months ended March 31, 2026 amounted to $1,124,956, $365,282 and $2,303,302, respectively, for Class A shares and $236,589, $46,705 and $410,316, respectively, for Class C shares.
The Funds were informed that EVD received $40,436, $12,045 and $29,497 for Balanced, Bond and Equity, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Funds were informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026 in the amount of $6,510, $1,540 and $4,609 for Balanced, Bond and Equity, respectively.
For the six months ended March 31, 2026, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Balanced	Bond	Equity
Class A	$125	$249	$1,319
Class C	1,707	206	3,111
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $69,860, $39,258 and $107,582 for Balanced, Bond and Equity, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities, paydowns, principal repayments on senior floating-rate loans and TBA transactions, were as follows:
	Balanced	Bond	Equity
Purchases
U.S. Government and Agency Securities	$523,190,316	$5,412,961,269	$ —
Non-U.S. Government and Agency Securities	264,335,189	780,253,205	519,414,215
Total Purchases	$787,525,505	$6,193,214,474	$519,414,215
Sales
U.S. Government and Agency Securities	$548,311,081	$5,521,956,572	$ —
Non-U.S. Government and Agency Securities	311,903,986	893,151,860	1,751,610,821
Total Sales	$860,215,067	$6,415,108,432	$1,751,610,821

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Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At September 30, 2025, Bond Fund, for federal income tax purposes, had deferred capital losses of $245,437,301 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $49,729,689 are short-term and $195,707,612 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2026, as determined on a federal income tax basis, were as follows:
	Balanced	Bond	Equity
Aggregate cost	$1,094,296,554	$4,681,893,611	$2,020,841,048
Gross unrealized appreciation	$383,731,705	$21,858,281	$1,859,651,413
Gross unrealized depreciation	(46,429,019)	(98,758,895)	(95,669,420)
Net unrealized appreciation (depreciation)	$337,302,686	$(76,900,614)	$1,763,981,993
5  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2026 is included in each Fund’s Schedule of Investments. At March 31, 2026, Balanced and Bond had sufficient cash and/or securities to cover commitments under these contracts. At March 31, 2026, there were no obligations outstanding under these financial instruments for Equity.
In the normal course of pursuing their investment objectives, Balanced and Bond are subject to the following risks:
Credit Risk: During the six months ended March 31, 2026, Bond Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the six months ended March 31, 2026, Balanced and Bond entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the six months ended March 31, 2026, Balanced and Bond entered into futures contracts to hedge interest rate risk and to manage duration.
Balanced and Bond enter into forward foreign currency exchange contracts and Bond fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2026, for Balanced and Bond, the fair value of derivatives with credit-related contingent features in a net liability position was $3,572 and $844,934, respectively. The aggregate fair value of assets pledged as collateral by Bond for such liability was $4,691,915 at March 31, 2026.
The over-the-counter (OTC) derivatives in which Balanced and Bond invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between a Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets

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Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it. The carrying amount of the liability for cash collateral due to brokers at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Balanced	Fair Value
Statements of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Distributable earnings	$ —	$1,076,897(1)	$1,076,897
Receivable for open forward foreign currency exchange contracts	36,603	—	36,603
Total Asset Derivatives	$36,603	$1,076,897	$1,113,500
Derivatives not subject to master netting or similar agreements	$—	$1,076,897	$1,076,897
Total Asset Derivatives subject to master netting or similar agreements	$36,603	$—	$36,603
Distributable earnings	$ —	$(2,941,100)(1)	$(2,941,100)
Payable for open forward foreign currency exchange contracts	(3,572)	—	(3,572)
Total Liability Derivatives	$(3,572)	$(2,941,100)	$(2,944,672)
Derivatives not subject to master netting or similar agreements	$—	$(2,941,100)	$(2,941,100)
Total Liability Derivatives subject to master netting or similar agreements	$(3,572)	$—	$(3,572)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

Calvert
Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Bond	Fair Value
Statements of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ —	$ —	$5,495,512(1)	$5,495,512
Receivable for open forward foreign currency exchange contracts	—	548,076	—	548,076
Total Asset Derivatives	$—	$548,076	$5,495,512	$6,043,588
Derivatives not subject to master netting or similar agreements	$—	$—	$5,495,512	$5,495,512
Total Asset Derivatives subject to master netting or similar agreements	$—	$548,076	$—	$548,076
Accumulated loss	$ —	$ —	$(23,027,176)(1)	$(23,027,176)
Payable for open forward foreign currency exchange contracts	—	(807,838)	—	(807,838)
Payable for open swap contracts	(37,096)	—	—	(37,096)
Total Liability Derivatives	$(37,096)	$(807,838)	$(23,027,176)	$(23,872,110)
Derivatives not subject to master netting or similar agreements	$—	$—	$(23,027,176)	$(23,027,176)
Total Liability Derivatives subject to master netting or similar agreements	$(37,096)	$(807,838)	$—	$(844,934)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Balanced and Bond's derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by each Fund for such assets and pledged by each Fund for such liabilities as of March 31, 2026.
Balanced
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
BNP Paribas	$21,168	$ —	$ —	$ —	$21,168
JPMorgan Chase Bank, N.A.	15,435	—	(15,435)	—	—
	$36,603	$ —	$(15,435)	$ —	$21,168

Calvert
Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Balanced
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Barclays Bank PLC	$(3,572)	$ —	$ —	$ —	$(3,572)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Bond
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Barclays Bank PLC	$136,473	$(85,417)	$ —	$ —	$51,056	$ —
BNP Paribas	153,804	(130,875)	—	—	22,929	—
Citibank, N.A.	84,855	(84,855)	—	—	—	—
JPMorgan Chase Bank, N.A.	172,944	(20,513)	—	(152,431)	—	220,000
	$548,076	$(321,660)	$ —	$(152,431)	$73,985	$220,000
Bond
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Barclays Bank PLC	$(85,417)	$85,417	$ —	$ —	$ —	$ —
BNP Paribas	(130,875)	130,875	—	—	—	80,000
Citibank, N.A.	(320,628)	84,855	—	235,773	—	310,000
Goldman Sachs International	(287,485)	—	287,485	—	—	—
JPMorgan Chase Bank, N.A.	(20,513)	20,513	—	—	—	—
UBS AG	(16)	—	—	—	(16)	—
	$(844,934)	$321,660	$287,485	$235,773	$(16)	$390,000
Total — Deposits for derivatives collateral — forward foreign currency exchange contracts						$610,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Calvert
Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended March 31, 2026 was as follows:
Balanced
Statements of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$291,381	$ —	$291,381
Futures contracts	—	783,935	783,935
Total	$291,381	$783,935	$1,075,316
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$(26,339)	$ —	$(26,339)
Futures contracts	—	(1,921,445)	(1,921,445)
Total	$(26,339)	$(1,921,445)	$(1,947,784)
Bond
Statements of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ —	$4,217,934	$ —	$4,217,934
Futures contracts	—	—	9,604,598	9,604,598
Swap contracts	—	—	87,389	87,389
Total	$ —	$4,217,934	$9,691,987	$13,909,921
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$(700,531)	$ —	$(700,531)
Futures contracts	—	—	(19,454,730)	(19,454,730)
Swap contracts	(37,096)	—	—	(37,096)
Total	$(37,096)	$(700,531)	$(19,454,730)	$(20,192,357)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
	Balanced	Bond
Futures contracts — long	$182,293,000	$1,337,457,000
Futures contracts — short	$86,354,000	$598,012,000
Forward foreign currency exchange contracts*	$16,934,000	$199,405,000
Swap contracts	$ —	$3,429,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

Calvert
Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan, including accrued interest, and the total value of collateral received were as follows:
	Balanced	Bond
Securities on Loan	$6,422,838	$24,164,063
Collateral Received:
Cash	6,449,000	4,674,698
U.S. government and/or agencies securities	—	19,951,389
Total Collateral Received	$6,449,000	$24,626,087
The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
Balanced	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,889,047	$ —	$ —	$ —	$4,889,047
Corporate Bonds	1,559,953	—	—	—	1,559,953
Total	$6,449,000	$ —	$ —	$ —	$6,449,000

Bond	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Convertible Bonds	$807,895	$ —	$ —	$ —	$807,895
Corporate Bonds	3,866,803	—	—	—	3,866,803
Total	$4,674,698	$ —	$ —	$ —	$4,674,698
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2026 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.

Calvert
Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

7  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
Balanced, Bond and Equity had no borrowings pursuant to their line of credit during the six months ended March 31, 2026.
8  Affiliated Investments
During the six months ended March 31, 2026, Bond invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Funds and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
Also, a Fund may invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At March 31, 2026, the value of each Fund’s investment in the Notes and affiliated companies and in funds that may be deemed to be affiliated was $95,165,717, $490,636,557 and $130,031,347 for Balanced, Bond and Equity, respectively, which represents 7.0%, 11.5% and 3.4% of net assets for Balanced, Bond and Equity, respectively. Transactions in such investments by the Funds for the six months ended March 31, 2026 were as follows:
Balanced
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 3,296,475	$ 126,475	$ —	$ —	$ (7,113)	$ 3,415,837	$ 71,407	67,500
Short-Term Investments
Liquidity Fund	77,108,998	161,899,802	(147,258,920)	—	—	91,749,880	1,289,517	91,749,880
Total				$ —	$(7,113)	$95,165,717	$1,360,924
Bond
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 5,071,500	$ 505,900	$ —	$ —	$ (10,850)	$ 5,566,550	$ 109,857	110,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	5,061,300	—	—	—	(60,600)	5,000,700	125,000	$5,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	3,547,040	—	—	—	(52,255)	3,494,785	87,500	$3,500,000

Calvert
Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Bond — continued
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Short-Term Investments
Liquidity Fund	$245,414,597	$844,272,280	$ (613,112,355)	$ —	$ —	$476,574,522	$6,491,738	476,574,522
Total				$ —	$(123,705)	$490,636,557	$6,814,095

(1)	Restricted security.
Equity
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$177,814,014	$961,055,571	$(1,008,838,238)	$ —	$ —	$130,031,347	$2,818,938	130,031,347
9  Capital Shares
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
Balanced
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	552,446	$26,205,856	1,548,679	$70,252,930
Reinvestment of distributions	749,215	35,381,883	968,954	43,611,443
Shares redeemed	(1,291,391)	(61,383,457)	(2,545,812)	(114,502,523)
Net increase (decrease)	10,270	$204,282	(28,179)	$(638,150)
Class C
Shares sold	80,630	$3,677,468	154,621	$6,719,884
Reinvestment of distributions	37,890	1,715,507	51,873	2,232,216
Shares redeemed	(157,907)	(7,126,354)	(386,280)	(16,781,257)
Net decrease	(39,387)	$(1,733,379)	(179,786)	$(7,829,157)
Class I
Shares sold	652,941	$32,151,737	1,922,280	$89,391,209
Reinvestment of distributions	273,628	13,267,870	334,248	15,446,079
Shares redeemed	(1,043,680)	(51,010,921)	(1,563,907)	(73,046,389)
Net increase (decrease)	(117,111)	$(5,591,314)	692,621	$31,790,899

Calvert
Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Balanced — continued
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class R6
Shares sold	504,421	$24,656,311	1,051,549	$49,226,541
Reinvestment of distributions	118,048	5,714,377	133,426	6,163,071
Shares redeemed	(339,966)	(16,619,578)	(708,090)	(32,814,414)
Net increase	282,503	$13,751,110	476,885	$22,575,198
Bond
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,592,143	$53,169,685	5,166,114	$74,988,773
Reinvestment of distributions	501,753	7,419,188	1,016,277	14,773,129
Shares redeemed	(3,412,168)	(50,446,481)	(4,653,237)	(67,390,880)
Net increase	681,728	$10,142,392	1,529,154	$22,371,022
Class C
Shares sold	79,606	$1,169,765	146,380	$2,113,965
Reinvestment of distributions	10,821	158,885	24,962	360,225
Shares redeemed	(123,979)	(1,820,351)	(182,164)	(2,615,226)
Net decrease	(33,552)	$(491,701)	(10,822)	$(141,036)
Class I
Shares sold	37,816,287	$559,381,217	81,550,080	$1,185,870,820
Reinvestment of distributions	4,373,463	64,787,525	8,523,245	124,163,533
Shares redeemed	(35,627,743)	(527,818,153)	(63,793,086)	(925,090,859)
Net increase	6,562,007	$96,350,589	26,280,239	$384,943,494
Class R6
Shares sold	10,361,878	$152,726,644	19,878,513	$288,543,355
Reinvestment of distributions	868,616	12,855,047	1,575,025	22,922,904
Shares redeemed	(6,385,318)	(94,250,264)	(14,503,978)	(209,897,240)
Net increase	4,845,176	$71,331,427	6,949,560	$101,569,019

Calvert
Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Equity
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	652,320	$44,538,648	1,080,385	$85,820,594
Reinvestment of distributions	5,077,864	337,677,953	2,000,204	159,336,249
Shares redeemed	(3,431,224)	(237,636,648)	(4,704,407)	(374,451,149)
Net increase (decrease)	2,298,960	$144,579,953	(1,623,818)	$(129,294,306)
Class C
Shares sold	212,035	$4,295,592	218,247	$7,458,014
Reinvestment of distributions	1,991,029	38,128,206	555,017	18,709,631
Shares redeemed	(1,440,728)	(31,178,088)	(1,069,097)	(36,128,256)
Net increase (decrease)	762,336	$11,245,710	(295,833)	$(9,960,611)
Class I
Shares sold	1,968,615	$167,416,838	3,525,255	$339,223,260
Reinvestment of distributions	4,230,492	354,557,566	2,295,108	221,317,273
Shares redeemed	(11,829,635)	(1,016,790,657)	(15,363,847)	(1,480,389,803)
Net decrease	(5,630,528)	$(494,816,253)	(9,543,484)	$(919,849,270)
Class R6
Shares sold	479,833	$41,623,319	2,391,050	$216,452,968
Reinvestment of distributions	948,543	79,146,429	427,928	41,115,282
Shares redeemed	(2,170,179)	(191,460,502)	(3,508,486)	(337,636,600)
Net decrease	(741,803)	$(70,690,754)	(689,508)	$(80,068,350)
10  Capital Commitments
In connection with certain venture capital and/or limited partnership investments, Balanced and Equity are committed to future capital calls, which will increase each Fund's investment in these securities. The aggregate amount of the future capital commitments totaled $8,090 and $328,143 for Balanced and Equity, respectively, at March 31, 2026. Balanced and Equity had sufficient cash and/or securities to cover these commitments.
Unfunded capital commitments by investment at March 31, 2026 were as follows:
Balanced
Name of Investment	Unfunded Commitment
Learn Capital Venture Partners III LP	$8,090
Total	$8,090

Calvert
Social Investment Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Equity
Name of Investment	Unfunded Commitment
Arborview Capital Partners LP	$3,929
Core Innovations Capital I LP	51,766
First Analysis Private Equity Fund V LP	18,302
LeapFrog Financial Inclusion Fund	78,436
New Markets Education Partner LP	51,800
New Markets Venture Partners II LP	25,000
Owl Ventures LP	5,000
Westly Capital Partners Fund II LP	93,910
Total	$328,143

This Page Intentionally Left Blank

CSI-NCSR 3.31.26

Calvert
Asset Allocation Funds
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

Conservative Allocation    •    Moderate Allocation    •    Growth Allocation

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Asset Allocation Funds
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Conservative Allocation Fund
March 31, 2026
Schedule of Investments (Unaudited)

Mutual Funds — 99.4%(1)

Security	Shares	Value
Equity Funds — 35.3%
Calvert Impact Fund, Inc.:
Calvert Small/Mid-Cap Fund, Class I	47,404	$ 1,128,680
Calvert Small-Cap Fund, Class R6	57,003	1,708,962
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	203,040	7,788,629
Calvert US Large-Cap Core Responsible Index Fund, Class R6	370,635	19,714,065
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	288,587	20,247,235
Calvert US Large-Cap Value Responsible Index Fund, Class R6	219,123	7,535,630
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	27,037	1,175,048
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	76,963	5,825,344
Calvert Focused Value Fund, Class R6	10,276	123,002
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	282,204	4,453,188
Calvert Emerging Markets Equity Fund, Class R6	82,609	1,949,564
Calvert International Equity Fund, Class R6	226,865	5,760,092
Calvert International Opportunities Fund, Class R6	853	14,579
		$77,424,018
Income Funds — 64.1%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	583,920	$8,630,332
Calvert Floating-Rate Advantage Fund, Class R6	889,959	7,609,150
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,063,789	59,331,321
The Calvert Fund:
Calvert Core Bond Fund, Class I	2,534,078	39,937,065
Calvert High Yield Bond Fund, Class R6	305,549	7,418,724
Security	Shares	Value
Income Funds (continued)
The Calvert Fund: (continued)
Calvert Mortgage Access Fund, Class I	1,588,151	$ 15,579,760
Calvert Short Duration Income Fund, Class R6	586	9,280
Calvert Ultra-Short Duration Income Fund, Class R6	233,323	2,309,896
		$140,825,528
Total Mutual Funds (identified cost $205,070,981)		$218,249,546

Short-Term Investments — 0.8%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	1,782,072	$ 1,782,072
Total Short-Term Investments (identified cost $1,782,072)		$ 1,782,072
Total Investments — 100.2% (identified cost $206,853,053)		$220,031,618

Other Assets, Less Liabilities — (0.2)%	$ (416,227)
Net Assets — 100.0%	$219,615,391

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund (see Note 7).
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	22	Long	6/18/26	$2,505,250	$(79,436)
U.S. Ultra-Long Treasury Bond	27	Long	6/18/26	3,147,188	(104,682)
					$(184,118)
1
See Notes to Financial Statements.

Calvert
Moderate Allocation Fund
March 31, 2026
Schedule of Investments (Unaudited)

Mutual Funds — 99.5%(1)

Security	Shares	Value
Equity Funds — 65.5%
Calvert Impact Fund, Inc.:
Calvert Small/Mid-Cap Fund, Class I	74,776	$ 1,780,419
Calvert Small-Cap Fund, Class R6	194,050	5,817,629
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	636,799	24,427,599
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,114,044	59,255,992
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	896,463	62,895,818
Calvert US Large-Cap Value Responsible Index Fund, Class R6	727,955	25,034,388
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	90,885	3,949,882
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	247,551	18,737,156
Calvert Focused Value Fund, Class R6	36,273	434,184
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	969,841	15,304,084
Calvert Emerging Markets Equity Fund, Class R6	277,093	6,539,395
Calvert International Equity Fund, Class R6	753,830	19,139,741
Calvert International Opportunities Fund, Class R6	700	11,955
		$243,328,242
Income Funds — 34.0%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	535,771	$7,918,697
Calvert Floating-Rate Advantage Fund, Class R6	763,659	6,529,282
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	3,659,961	53,435,435
The Calvert Fund:
Calvert Core Bond Fund, Class I	2,201,620	34,697,532
Calvert High Yield Bond Fund, Class R6	283,185	6,875,742
Security	Shares	Value
Income Funds (continued)
The Calvert Fund: (continued)
Calvert Mortgage Access Fund, Class I	1,534,323	$ 15,051,706
Calvert Short Duration Income Fund, Class R6	664	10,510
Calvert Ultra-Short Duration Income Fund, Class R6	199,017	1,970,264
		$126,489,168
Total Mutual Funds (identified cost $305,793,329)		$369,817,410

Short-Term Investments — 0.5%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	1,747,318	$ 1,747,318
Total Short-Term Investments (identified cost $1,747,318)		$ 1,747,318
Total Investments — 100.0% (identified cost $307,540,647)		$371,564,728

Other Assets, Less Liabilities — 0.0%†	$ 71,212
Net Assets — 100.0%	$371,635,940

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund (see Note 7).
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	17	Long	6/18/26	$1,935,875	$(61,382)
U.S. Ultra-Long Treasury Bond	23	Long	6/18/26	2,680,938	(89,174)
					$(150,556)
2
See Notes to Financial Statements.

Calvert
Growth Allocation Fund
March 31, 2026
Schedule of Investments (Unaudited)

Mutual Funds — 100.1%(1)

Security	Shares	Value
Equity Funds — 90.6%
Calvert Impact Fund, Inc.:
Calvert Small/Mid-Cap Fund, Class I	137,042	$ 3,262,985
Calvert Small-Cap Fund, Class R6	241,565	7,242,107
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	1,032,892	39,621,747
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,385,843	73,713,011
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	1,123,507	78,825,243
Calvert US Large-Cap Value Responsible Index Fund, Class R6	902,076	31,022,391
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	108,543	4,717,300
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	305,684	23,137,190
Calvert Focused Value Fund, Class R6	40,056	479,467
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,251,551	19,749,471
Calvert Emerging Markets Equity Fund, Class R6	394,113	9,301,072
Calvert International Equity Fund, Class R6	960,777	24,394,118
Calvert International Opportunities Fund, Class R6	1,249	21,344
		$315,487,446
Income Funds — 9.5%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	198,332	$1,695,743
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	952,752	13,910,175
The Calvert Fund:
Calvert Core Bond Fund, Class I	764,295	12,045,285
Calvert High Yield Bond Fund, Class R6	76,170	1,849,402
Calvert Mortgage Access Fund, Class I	375,667	3,685,296
		$33,185,901
Total Mutual Funds (identified cost $269,435,321)		$348,673,347

Short-Term Investments — 0.0%†

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	9,012	$ 9,012
Total Short-Term Investments (identified cost $9,012)		$ 9,012
Total Investments — 100.1% (identified cost $269,444,333)		$348,682,359

Other Assets, Less Liabilities — (0.1)%	$ (405,629)
Net Assets — 100.0%	$348,276,730

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund (see Note 7).
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.

3
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Statements of Assets and Liabilities (Unaudited)

	March 31, 2026
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Assets
Investments in securities of affiliated issuers, at value (identified cost $206,853,053, $307,540,647 and $269,444,333, respectively)	$220,031,618	$371,564,728	$348,682,359
Receivable for variation margin on open futures contracts	14,109	11,399	—
Cash	—	—	34
Deposits at broker for futures contracts	320,450	281,350	—
Receivable for capital shares sold	15,683	253,952	152,670
Dividends receivable - affiliated	572,854	527,224	132,153
Receivable from affiliate	—	—	16,826
Trustees' deferred compensation plan	97,498	143,295	77,436
Total assets	$221,052,212	$372,781,948	$349,061,478
Liabilities
Payable for line of credit	$ —	$ —	$230,000
Payable for investments purchased	568,301	526,003	130,815
Payable for capital shares redeemed	632,050	262,846	116,660
Payable to affiliates:
Distribution and service fees	42,668	73,858	73,147
Sub-transfer agency fee	7,318	14,866	17,567
Trustees' fees and expenses	692	5,694	—
Trustees' deferred compensation plan	97,498	143,295	77,436
Payable for registration fees	—	—	41,872
Payable for transfer agency fees and expenses	43,362	63,146	45,801
Accrued expenses	44,932	56,300	51,450
Total liabilities	$1,436,821	$1,146,008	$784,748
Net Assets	$219,615,391	$371,635,940	$348,276,730
Sources of Net Assets
Paid-in capital	$204,493,179	$292,021,907	$249,076,433
Distributable earnings	15,122,212	79,614,033	99,200,297
Net Assets	$219,615,391	$371,635,940	$348,276,730
Class A Shares
Net Assets	$163,280,097	$282,958,837	$275,801,721
Shares Outstanding	8,824,394	12,404,158	9,699,231
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.50	$22.81	$28.44
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$19.53	$24.07	$30.02
Class C Shares
Net Assets	$8,230,737	$13,763,904	$14,998,163
Shares Outstanding	450,797	649,839	653,949
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$18.26	$21.18	$22.93
4
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2026
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Class I Shares
Net Assets	$44,685,519	$73,311,827	$54,081,358
Shares Outstanding	2,413,156	3,209,525	1,890,084
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.52	$22.84	$28.61
Class R6 Shares
Net Assets	$3,419,038	$1,601,372	$3,395,488
Shares Outstanding	184,655	70,149	118,751
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.52	$22.83	$28.59

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2026
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Investment Income
Dividend income - affiliated issuers	$4,604,214	$6,887,974	$5,798,049
Interest income	19,995	20,039	—
Total investment income	$4,624,209	$6,908,013	$5,798,049
Expenses
Distribution and service fees:
Class A	$211,355	$369,283	$363,815
Class C	46,580	78,737	81,225
Trustees' fees and expenses	7,112	16,684	10,354
Custodian fees	925	1,974	338
Transfer agency fees and expenses	124,062	198,206	205,272
Accounting fees	12,266	21,490	19,210
Professional fees	19,149	21,104	19,342
Registration fees	25,236	25,734	66,444
Reports to shareholders	4,654	18,804	4,184
Interest expense and fees	17,112	41,671	13,287
Miscellaneous	18,893	10,200	21,988
Total expenses	$487,344	$803,887	$805,459
Waiver and/or reimbursement of expenses by affiliates	$(605)	$(594)	$(17,752)
Net expenses	$486,739	$803,293	$787,707
Net investment income	$4,137,470	$6,104,720	$5,010,342
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities - affiliated issuers	$1,923,212	$6,186,378	$6,587,217
Futures contracts	214,621	176,850	—
Capital gains distributions received - affiliated issuers	3,903,152	11,494,096	14,778,594
Net realized gain	$6,040,985	$17,857,324	$21,365,811
Change in unrealized appreciation (depreciation):
Investment securities - affiliated issuers	$(9,432,628)	$(24,136,229)	$(27,674,371)
Futures contracts	(331,652)	(272,783)	—
Net change in unrealized appreciation (depreciation)	$(9,764,280)	$(24,409,012)	$(27,674,371)
Net realized and unrealized loss	$(3,723,295)	$(6,551,688)	$(6,308,560)
Net increase (decrease) in net assets from operations	$414,175	$(446,968)	$(1,298,218)
6
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,137,470	$6,104,720	$5,010,342
Net realized gain	6,040,985	17,857,324	21,365,811
Net change in unrealized appreciation (depreciation)	(9,764,280)	(24,409,012)	(27,674,371)
Net increase (decrease) in net assets from operations	$414,175	$(446,968)	$(1,298,218)
Distributions to shareholders:
Class A	$(3,165,913)	$(11,293,003)	$(11,321,603)
Class C	(136,079)	(587,832)	(661,184)
Class I	(929,032)	(3,028,934)	(2,375,997)
Class R6	(64,683)	(44,691)	(147,893)
Total distributions to shareholders	$(4,295,707)	$(14,954,460)	$(14,506,677)
Capital share transactions:
Class A	$(3,167,083)	$79,557	$449,574
Class C	(1,390,112)	(2,145,569)	(1,433,005)
Class I	(1,540,065)	(3,904,459)	(2,826,988)
Class R6	639,345	571,499	1,674,998
Net decrease in net assets from capital share transactions	$(5,457,915)	$(5,398,972)	$(2,135,421)
Net decrease in net assets	$(9,339,447)	$(20,800,400)	$(17,940,316)
Net Assets
At beginning of period	$228,954,838	$392,436,340	$366,217,046
At end of period	$219,615,391	$371,635,940	$348,276,730
7
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2025
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,666,400	$8,473,897	$4,245,617
Net realized gain	2,222,967	9,678,114	12,369,699
Net change in unrealized appreciation (depreciation)	2,501,805	10,429,712	14,638,174
Net increase in net assets from operations	$12,391,172	$28,581,723	$31,253,490
Distributions to shareholders:
Class A	$(5,505,402)	$(7,983,664)	$(6,551,737)
Class C	(272,722)	(441,486)	(378,623)
Class I	(1,728,472)	(2,498,852)	(1,606,935)
Class R6	(128,423)	(27,802)	(35,826)
Total distributions to shareholders	$(7,635,019)	$(10,951,804)	$(8,573,121)
Capital share transactions:
Class A	$(11,529,365)	$(13,678,514)	$(6,732,836)
Class C	(3,200,555)	(5,712,665)	(962,779)
Class I	(6,559,064)	(8,370,173)	(8,620,550)
Class R6	(1,517,420)	161,893	490,544
Net decrease in net assets from capital share transactions	$(22,806,404)	$(27,599,459)	$(15,825,621)
Net increase (decrease) in net assets	$(18,050,251)	$(9,969,540)	$6,854,748
Net Assets
At beginning of year	$247,005,089	$402,405,880	$359,362,298
At end of year	$228,954,838	$392,436,340	$366,217,046
8
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Financial Highlights

	Conservative Allocation Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$18.84	$18.41	$16.10	$15.71	$19.63	$18.34
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.59	$0.59	$0.52	$0.29	$0.25
Net realized and unrealized gain (loss)	(0.32)	0.44	2.32	0.40	(3.33)	1.80
Total income (loss) from operations	$0.02	$1.03	$2.91	$0.92	$(3.04)	$2.05
Less Distributions
From net investment income	$(0.36)	$(0.60)	$(0.60)	$(0.53)	$(0.39)	$(0.29)
From net realized gain	—	—	—	—	(0.49)	(0.47)
Total distributions	$(0.36)	$(0.60)	$(0.60)	$(0.53)	$(0.88)	$(0.76)
Net asset value — End of period	$18.50	$18.84	$18.41	$16.10	$15.71	$19.63
Total Return(2)	0.08%(3)	5.76%	18.27%	5.85%	(16.18)%	11.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$163,280	$169,330	$177,269	$174,111	$178,332	$211,702
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.45%(6)	0.45%	0.43%	0.43%	0.41%	0.40%
Net expenses(5)	0.45%(6)(7)	0.45%(7)	0.43%(7)	0.43%(7)	0.41%(7)	0.40%
Net investment income	3.60%(6)	3.27%	3.43%	3.15%	1.62%	1.28%
Portfolio Turnover	14%(3)	24%	13%	43%	20%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Financial Highlights — continued

	Conservative Allocation Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$18.59	$18.17	$15.89	$15.51	$19.39	$18.11
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.46	$0.46	$0.39	$0.16	$0.10
Net realized and unrealized gain (loss)	(0.32)	0.42	2.28	0.39	(3.30)	1.80
Total income (loss) from operations	$(0.05)	$0.88	$2.74	$0.78	$(3.14)	$1.90
Less Distributions
From net investment income	$(0.28)	$(0.46)	$(0.46)	$(0.40)	$(0.25)	$(0.15)
From net realized gain	—	—	—	—	(0.49)	(0.47)
Total distributions	$(0.28)	$(0.46)	$(0.46)	$(0.40)	$(0.74)	$(0.62)
Net asset value — End of period	$18.26	$18.59	$18.17	$15.89	$15.51	$19.39
Total Return(2)	(0.27)%(3)	4.96%	17.41%	5.04%	(16.83)%	10.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,231	$9,760	$12,798	$16,702	$19,096	$27,062
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.20%(6)	1.20%	1.18%	1.18%	1.16%	1.15%
Net expenses(5)	1.20%(6)(7)	1.20%(7)	1.18%(7)	1.18%(7)	1.16%(7)	1.15%
Net investment income	2.88%(6)	2.56%	2.72%	2.40%	0.87%	0.54%
Portfolio Turnover	14%(3)	24%	13%	43%	20%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Financial Highlights — continued

	Conservative Allocation Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$18.85	$18.43	$16.11	$15.72	$19.65	$18.35
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.64	$0.64	$0.57	$0.34	$0.29
Net realized and unrealized gain (loss)	(0.32)	0.42	2.32	0.39	(3.35)	1.82
Total income (loss) from operations	$0.05	$1.06	$2.96	$0.96	$(3.01)	$2.11
Less Distributions
From net investment income	$(0.38)	$(0.64)	$(0.64)	$(0.57)	$(0.43)	$(0.34)
From net realized gain	—	—	—	—	(0.49)	(0.47)
Total distributions	$(0.38)	$(0.64)	$(0.64)	$(0.57)	$(0.92)	$(0.81)
Net asset value — End of period	$18.52	$18.85	$18.43	$16.11	$15.72	$19.65
Total Return(2)	0.26%(3)	5.96%	18.61%	6.11%	(16.00)%	11.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,686	$47,017	$52,566	$53,435	$60,616	$62,269
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.20%(6)	0.19%	0.18%	0.18%	0.16%	0.15%
Net expenses(5)	0.20%(6)(7)	0.19%(7)	0.18%(7)	0.18%(7)	0.16%(7)	0.15%
Net investment income	3.86%(6)	3.53%	3.68%	3.40%	1.85%	1.51%
Portfolio Turnover	14%(3)	24%	13%	43%	20%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Financial Highlights — continued

	Conservative Allocation Fund — Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2022(1)
		2025	2024	2023
Net asset value — Beginning of period	$18.85	$18.43	$16.11	$15.72	$18.86
Income (Loss) From Operations
Net investment income(2)	$0.37	$0.68	$0.60	$0.57	$0.24
Net realized and unrealized gain (loss)	(0.31)	0.39	2.37	0.40	(3.16)
Total income (loss) from operations	$0.06	$1.07	$2.97	$0.97	$(2.92)
Less Distributions
From net investment income	$(0.39)	$(0.65)	$(0.65)	$(0.58)	$(0.22)
Total distributions	$(0.39)	$(0.65)	$(0.65)	$(0.58)	$(0.22)
Net asset value — End of period	$18.52	$18.85	$18.43	$16.11	$15.72
Total Return(3)	0.30%(4)	6.01%	18.70%	6.18%	(15.54)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,419	$2,848	$4,372	$310	$100
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.12%(7)	0.13%	0.11%	0.11%	0.11%(7)
Net expenses(6)	0.12%(7)(8)	0.13%(8)	0.11%(8)	0.11%(8)	0.11%(7)(8)
Net investment income	3.86%(7)	3.77%	3.39%	3.44%	2.15%(7)
Portfolio Turnover	14%(4)	24%	13%	43%	20%(4)(9)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022).
(9)	For the year ended September 30, 2022.
12
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Financial Highlights — continued

	Moderate Allocation Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$23.77	$22.69	$19.60	$18.31	$23.50	$20.66
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.49	$0.49	$0.48	$0.28	$0.22
Net realized and unrealized gain (loss)	(0.41)	1.22	3.95	1.29	(4.26)	3.54
Total income (loss) from operations	$(0.04)	$1.71	$4.44	$1.77	$(3.98)	$3.76
Less Distributions
From net investment income	$(0.41)	$(0.49)	$(0.50)	$(0.48)	$(0.44)	$(0.25)
From net realized gain	(0.51)	(0.14)	(0.85)	—	(0.77)	(0.67)
Total distributions	$(0.92)	$(0.63)	$(1.35)	$(0.48)	$(1.21)	$(0.92)
Net asset value — End of period	$22.81	$23.77	$22.69	$19.60	$18.31	$23.50
Total Return(2)	(0.27)%(3)	7.76%	23.39%	9.72%	(17.91)%	18.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$282,959	$294,640	$295,140	$264,282	$254,243	$312,287
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.43%(6)	0.42%	0.41%	0.41%	0.40%	0.39%
Net expenses(5)	0.43%(6)(7)	0.42%(7)	0.41%(7)	0.41%(7)	0.40%(7)	0.39%
Net investment income	3.10%(6)	2.18%	2.35%	2.41%	1.29%	0.98%
Portfolio Turnover	17%(3)	33%	19%	41%	18%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Financial Highlights — continued

	Moderate Allocation Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$22.13	$21.17	$18.37	$17.19	$22.14	$19.56
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.31	$0.32	$0.32	$0.11	$0.05
Net realized and unrealized gain (loss)	(0.37)	1.12	3.68	1.20	(3.98)	3.33
Total income (loss) from operations	$(0.11)	$1.43	$4.00	$1.52	$(3.87)	$3.38
Less Distributions
From net investment income	$(0.33)	$(0.33)	$(0.35)	$(0.34)	$(0.31)	$(0.13)
From net realized gain	(0.51)	(0.14)	(0.85)	—	(0.77)	(0.67)
Total distributions	$(0.84)	$(0.47)	$(1.20)	$(0.34)	$(1.08)	$(0.80)
Net asset value — End of period	$21.18	$22.13	$21.17	$18.37	$17.19	$22.14
Total Return(2)	(0.63)%(3)	6.93%	22.47%	8.89%	(18.50)%	17.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,764	$16,544	$21,649	$23,909	$26,149	$36,398
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.18%(6)	1.17%	1.16%	1.16%	1.15%	1.14%
Net expenses(5)	1.18%(6)(7)	1.17%(7)	1.16%(7)	1.16%(7)	1.15%(7)	1.14%
Net investment income	2.39%(6)	1.50%	1.65%	1.70%	0.54%	0.24%
Portfolio Turnover	17%(3)	33%	19%	41%	18%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Financial Highlights — continued

	Moderate Allocation Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$23.80	$22.72	$19.63	$18.33	$23.52	$20.68
Income (Loss) From Operations
Net investment income(1)	$0.40	$0.55	$0.55	$0.53	$0.33	$0.28
Net realized and unrealized gain (loss)	(0.41)	1.22	3.94	1.31	(4.25)	3.54
Total income (loss) from operations	$(0.01)	$1.77	$4.49	$1.84	$(3.92)	$3.82
Less Distributions
From net investment income	$(0.44)	$(0.55)	$(0.55)	$(0.54)	$(0.50)	$(0.31)
From net realized gain	(0.51)	(0.14)	(0.85)	—	(0.77)	(0.67)
Total distributions	$(0.95)	$(0.69)	$(1.40)	$(0.54)	$(1.27)	$(0.98)
Net asset value — End of period	$22.84	$23.80	$22.72	$19.63	$18.33	$23.52
Total Return(2)	(0.14)%(3)	8.02%	23.65%	10.05%	(17.69)%	18.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,312	$80,152	$84,727	$75,426	$67,288	$90,643
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.18%(6)	0.17%	0.16%	0.16%	0.15%	0.14%
Net expenses(5)	0.18%(6)(7)	0.17%(7)	0.16%(7)	0.16%(7)	0.15%(7)	0.14%
Net investment income	3.37%(6)	2.43%	2.61%	2.65%	1.54%	1.22%
Portfolio Turnover	17%(3)	33%	19%	41%	18%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Financial Highlights — continued

	Moderate Allocation Fund — Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2022(1)
		2025	2024	2023
Net asset value — Beginning of period	$23.78	$22.70	$19.62	$18.33	$22.51
Income (Loss) From Operations
Net investment income(2)	$0.37	$0.54	$0.55	$0.41	$0.16
Net realized and unrealized gain (loss)	(0.36)	1.24	3.94	1.43	(4.18)
Total income (loss) from operations	$0.01	$1.78	$4.49	$1.84	$(4.02)
Less Distributions
From net investment income	$(0.45)	$(0.56)	$(0.56)	$(0.55)	$(0.16)
From net realized gain	(0.51)	(0.14)	(0.85)	—	—
Total distributions	$(0.96)	$(0.70)	$(1.41)	$(0.55)	$(0.16)
Net asset value — End of period	$22.83	$23.78	$22.70	$19.62	$18.33
Total Return(3)	(0.06)%(4)	8.07%	23.68%	10.05%	(17.90)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,601	$1,100	$889	$1,058	$16
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.12%(7)	0.12%	0.11%	0.10%	0.09%(7)
Net expenses(6)	0.12%(7)(8)	0.12%(8)	0.11%(8)	0.10%(8)	0.09%(7)(8)
Net investment income	3.10%(7)	2.39%	2.64%	2.02%	1.17%(7)
Portfolio Turnover	17%(4)	33%	19%	41%	18%(4)(9)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022).
(9)	For the year ended September 30, 2022.
16
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Financial Highlights — continued

	Growth Allocation Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$29.72	$27.88	$22.90	$20.68	$27.07	$22.15
Income (Loss) From Operations
Net investment income(1)	$0.40	$0.33	$0.33	$0.34	$0.21	$0.11
Net realized and unrealized gain (loss)	(0.50)	2.18	5.73	2.50	(5.65)	5.63
Total income (loss) from operations	$(0.10)	$2.51	$6.06	$2.84	$(5.44)	$5.74
Less Distributions
From net investment income	$(0.48)	$(0.36)	$(0.37)	$(0.29)	$(0.49)	$(0.12)
From net realized gain	(0.70)	(0.31)	(0.71)	(0.33)	(0.46)	(0.70)
Total distributions	$(1.18)	$(0.67)	$(1.08)	$(0.62)	$(0.95)	$(0.82)
Net asset value — End of period	$28.44	$29.72	$27.88	$22.90	$20.68	$27.07
Total Return(2)	(0.51)%(3)	9.24%	27.17%	13.83%	(20.97)%	26.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$275,802	$287,741	$276,578	$226,573	$190,453	$224,233
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.45%(6)	0.44%	0.45%(7)	0.46%	0.44%	0.44%
Net expenses(5)	0.44%(6)(8)	0.43%(8)	0.44%(7)(8)	0.43%(8)	0.43%(8)	0.43%
Net investment income	2.71%(6)	1.20%	1.30%	1.47%	0.84%	0.43%
Portfolio Turnover	18%(3)	35%	23%	37%	9%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
17
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Financial Highlights — continued

	Growth Allocation Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$24.11	$22.76	$18.87	$17.15	$22.61	$18.63
Income (Loss) From Operations
Net investment income (loss)(1)	$0.24	$0.11	$0.13	$0.15	$0.02	$(0.06)
Net realized and unrealized gain (loss)	(0.42)	1.75	4.69	2.06	(4.69)	4.72
Total income (loss) from operations	$(0.18)	$1.86	$4.82	$2.21	$(4.67)	$4.66
Less Distributions
From net investment income	$(0.30)	$(0.20)	$(0.22)	$(0.16)	$(0.33)	$ —
From net realized gain	(0.70)	(0.31)	(0.71)	(0.33)	(0.46)	(0.68)
Total distributions	$(1.00)	$(0.51)	$(0.93)	$(0.49)	$(0.79)	$(0.68)
Net asset value — End of period	$22.93	$24.11	$22.76	$18.87	$17.15	$22.61
Total Return(2)	(0.92)%(3)	8.40%	26.26%	12.96%	(21.54)%	25.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,998	$17,197	$17,199	$15,796	$16,129	$18,612
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.20%(6)	1.19%	1.20%(7)	1.21%	1.19%	1.19%
Net expenses(5)	1.19%(6)(8)	1.18%(8)	1.19%(7)(8)	1.18%(8)	1.18%(8)	1.18%
Net investment income (loss)	1.98%(6)	0.48%	0.61%	0.76%	0.11%	(0.28)%
Portfolio Turnover	18%(3)	35%	23%	37%	9%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
18
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Financial Highlights — continued

	Growth Allocation Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$29.93	$28.07	$23.04	$20.80	$27.23	$22.27
Income (Loss) From Operations
Net investment income(1)	$0.44	$0.41	$0.42	$0.40	$0.25	$0.14
Net realized and unrealized gain (loss)	(0.51)	2.18	5.75	2.52	(5.66)	5.69
Total income (loss) from operations	$(0.07)	$2.59	$6.17	$2.92	$(5.41)	$5.83
Less Distributions
From net investment income	$(0.55)	$(0.42)	$(0.43)	$(0.35)	$(0.56)	$(0.17)
From net realized gain	(0.70)	(0.31)	(0.71)	(0.33)	(0.46)	(0.70)
Total distributions	$(1.25)	$(0.73)	$(1.14)	$(0.68)	$(1.02)	$(0.87)
Net asset value — End of period	$28.61	$29.93	$28.07	$23.04	$20.80	$27.23
Total Return(2)	(0.41)%(3)	9.51%	27.53%	14.13%	(20.81)%	26.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,081	$59,378	$64,296	$64,084	$54,815	$54,814
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.20%(6)	0.19%	0.20%(7)	0.21%	0.19%	0.19%
Net expenses(5)	0.19%(6)(8)	0.18%(8)	0.19%(7)(8)	0.18%(8)	0.18%(8)	0.18%
Net investment income	2.94%(6)	1.47%	1.67%	1.73%	1.01%	0.52%
Portfolio Turnover	18%(3)	35%	23%	37%	9%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
19
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Financial Highlights — continued

	Growth Allocation Fund — Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2022(1)
		2025	2024	2023
Net asset value — Beginning of period	$29.92	$28.07	$23.04	$20.81	$26.49
Income (Loss) From Operations
Net investment income(2)	$0.49	$0.38	$0.34	$0.26	$0.05
Net realized and unrealized gain (loss)	(0.55)	2.22	5.85	2.66	(5.73)
Total income (loss) from operations	$(0.06)	$2.60	$6.19	$2.92	$(5.68)
Less Distributions
From net investment income	$(0.57)	$(0.44)	$(0.45)	$(0.36)	$ —
From net realized gain	(0.70)	(0.31)	(0.71)	(0.33)	—
Total distributions	$(1.27)	$(0.75)	$(1.16)	$(0.69)	$ —
Net asset value — End of period	$28.59	$29.92	$28.07	$23.04	$20.81
Total Return(3)	(0.38)%(4)	9.54%	27.62%	14.15%	(21.44)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,395	$1,902	$1,289	$532	$107
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.13%(7)	0.13%	0.13%(8)	0.17%	0.15%(7)
Net expenses(6)	0.13%(7)(9)	0.13%(9)	0.13%(8)(9)	0.14%(9)	0.14%(7)(9)
Net investment income	3.24%(7)	1.37%	1.34%	1.12%	0.33%(7)
Portfolio Turnover	18%(4)	35%	23%	37%	9%(4)(10)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	Includes interest expense of 0.01%.
(9)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022, respectively).
(10)	For the year ended September 30, 2022.
20
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Conservative Allocation Fund (Conservative), Calvert Moderate Allocation Fund (Moderate) and Calvert Growth Allocation Fund (Growth) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Conservative is to seek current income and capital appreciation, consistent with the preservation of capital. The investment objective of Moderate is to seek long-term capital appreciation and growth of income, with current income a secondary objective. The investment objective of Growth is to seek long-term capital appreciation. Each Fund is a "fund-of-funds" that invests primarily in a combination of other Calvert equity and income funds (the Underlying Funds). The financial statements of the Underlying Funds are available free of charge at www.calvert.com.
Each Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Other Securities. Investments in the Underlying Funds and in money market funds are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
21

Calvert
Asset Allocation Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The following tables summarize the market value of each of the Funds' holdings as of March 31, 2026, based on the inputs used to value them:
Conservative
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$218,249,546	$ —	$ —	$218,249,546
Short-Term Investments	1,782,072	—	—	1,782,072
Total Investments	$220,031,618	$ —	$ —	$220,031,618
Liability Description
Futures Contracts	$(184,118)	$ —	$ —	$(184,118)
Total	$(184,118)	$ —	$ —	$(184,118)
Moderate
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$369,817,410	$ —	$ —	$369,817,410
Short-Term Investments	1,747,318	—	—	1,747,318
Total Investments	$371,564,728	$ —	$ —	$371,564,728
Liability Description
Futures Contracts	$(150,556)	$ —	$ —	$(150,556)
Total	$(150,556)	$ —	$ —	$(150,556)
Growth
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$348,673,347	$ —	$ —	$348,673,347
Short-Term Investments	9,012	—	—	9,012
Total Investments	$348,682,359	$ —	$ —	$348,682,359
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statements of Operations, are not allocated to Class R6 shares.
D  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the
22

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Asset Allocation Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared and paid quarterly for Conservative and Moderate and annually for Growth. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Funds’ President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds’ financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, provides investment advisory services to the Funds. CRM does not receive compensation from the Funds for performing investment advisory services. CRM does, however, receive a fee for investment advisory services provided to the Underlying Funds.
The Funds may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. Each Fund’s expenses are reduced by an amount equal to its pro rata share of the advisory and administration fees incurred by each Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, expenses reimbursed by CRM for Conservative, Moderate and Growth were $605, $594 and $989, respectively, relating to each Fund’s investment in the Liquidity Fund.
For Growth, CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses, borrowing costs, taxes or litigation expenses) exceed 0.43%, 1.18%, 0.18% and 0.14% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. For Growth, the expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $16,763 for Growth. CRM serves as the administrator of the Funds, but receives no compensation.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily
23

Calvert
Asset Allocation Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Conservative, Moderate and Growth paid or accrued for the six months ended March 31, 2026 amounted to $211,355, $369,283 and $363,815, respectively, for Class A shares and $46,580, $78,737 and $81,225, respectively, for Class C shares.
The Funds were informed that EVD received $9,292, $16,070 and $28,411 for Conservative, Moderate and Growth, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026.
For the six months ended March 31, 2026, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Conservative	Moderate	Growth
Class A	$—(1)	$195	$1,340
Class C	252	222	303

(1)	Amount is less than $100.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $14,728, $27,008 and $30,446 for Conservative, Moderate and Growth, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Conservative	Moderate	Growth
Purchases	$31,672,290	$66,622,039	$74,127,552
Sales	34,146,270	66,421,154	67,326,351
4  Distributions to Shareholders and Income Tax Information
At September 30, 2025, Conservative, for federal income tax purposes, had deferred capital losses of $2,686,904 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $2,686,904 are short-term.
24

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Asset Allocation Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2026, as determined on a federal income tax basis, were as follows:
	Conservative	Moderate	Growth
Aggregate cost	$207,773,598	$308,964,655	$270,016,169
Gross unrealized appreciation	$18,499,345	$64,956,031	$79,390,459
Gross unrealized depreciation	(6,425,443)	(2,506,514)	(724,269)
Net unrealized appreciation	$12,073,902	$62,449,517	$78,666,190
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2026 is included in each Fund's Schedule of Investments. During the six months ended March 31, 2026, each Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At March 31, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Conservative
	Fair Value
Derivative		Asset Derivative	Liability Derivative(1)
Futures contracts	$ —	$(184,118)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Moderate
	Fair Value
Derivative		Asset Derivative	Liability Derivative(1)
Futures contracts	$ —	$(150,556)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
25

Calvert
Asset Allocation Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2026 was as follows:
Statements of Operations Caption	Conservative	Moderate
Net realized gain (loss):
Futures contracts	$214,621	$176,850
Total	$214,621	$176,850
Change in unrealized appreciation (depreciation):
Futures contracts	$(331,652)	$(272,783)
Total	$(331,652)	$(272,783)
The average notional cost of futures contracts outstanding during the six months ended March 31, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
	Conservative	Moderate
Futures contracts — long	$5,904,000	$4,843,000
6  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
At March 31, 2026, Growth had a balance outstanding pursuant to this line of credit of $230,000, at an annual interest rate of 4.64%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2026. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
Conservative and Growth did not have any significant borrowings or allocated fees during the six months ended March 31, 2026. Average borrowings and the weighted average annual interest rate (excluding fees) for Moderate for the six months ended March 31, 2026 were $1,661,484 and 4.66%.
7  Affiliated Investments
At March 31, 2026, the value of each Fund’s investment in affiliated funds, including funds that may be deemed to be affiliated, was $220,031,618, $371,564,728 and $348,682,359 for Conservative, Moderate and Growth, respectively, which represents 100.2%, 100.0% and 100.1% of net assets for Conservative, Moderate and Growth, respectively. Transactions in such investments by the Funds for the six months ended March 31, 2026 were as follows:
Conservative
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$62,243,001	$ 1,384,412	$ (3,539,535)	$ (190,694)	$ (565,863)	$ 59,331,321	$1,384,592	$ —	4,063,789
26

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Asset Allocation Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Conservative — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Core Bond Fund, Class I	$31,684,239	$10,119,848	$ (1,282,508)	$ (29,218)	$ (555,296)	$ 39,937,065	$ 825,286	$ —	2,534,078
Emerging Markets Advancement Fund, Class I	4,106,609	132,631	—	—	213,948	4,453,188	132,631	—	282,204
Emerging Markets Equity Fund, Class R6	1,770,990	43,509	—	—	135,065	1,949,564	43,509	—	82,609
Equity Fund, Class R6	7,017,955	1,107,907	(638,305)	131,462	(1,793,675)	5,825,344	26,780	1,081,127	76,963
Flexible Bond Fund, Class R6	14,106,318	267,145	(5,638,080)	(10,319)	(94,732)	8,630,332	267,145	—	583,920
Floating-Rate Advantage Fund, Class R6	7,560,514	215,391	—	—	(166,755)	7,609,150	215,391	—	889,959
Focused Value Fund, Class R6	5,888,083	337,916	(6,128,217)	1,125,064	(1,099,844)	123,002	70,167	267,749	10,276
High Yield Bond Fund, Class R6	9,379,296	239,478	(2,020,776)	(68,964)	(110,310)	7,418,724	239,406	—	305,549
International Equity Fund, Class R6	5,806,087	325,957	—	—	(371,952)	5,760,092	75,834	250,123	226,865
International Opportunities Fund, Class R6	3,513,418	522	(3,436,138)	442,206	(505,429)	14,579	522	—	853
International Responsible Index Fund, Class R6	6,990,250	1,246,557	(752,895)	162,432	142,285	7,788,629	247,955	—	203,040
Liquidity Fund	289,917	10,408,909	(8,916,754)	—	—	1,782,072	16,040	—	1,782,072
Mortgage Access Fund, Class I	16,551,963	496,426	(1,282,301)	(4,995)	(181,333)	15,579,760	496,428	—	1,588,151
Short Duration Income Fund, Class R6	3,447,474	32,102	(3,468,037)	40,158	(42,417)	9,280	32,102	—	586
Small/Mid-Cap Fund, Class I	1,190,817	47,246	—	—	(109,383)	1,128,680	1,912	45,334	47,404
Small-Cap Fund, Class R6	3,455,709	390,943	(1,660,281)	27,793	(505,202)	1,708,962	14,168	376,775	57,003
Ultra-Short Duration Income Fund, Class R6	1,169,634	1,143,750	—	—	(3,488)	2,309,896	37,639	—	233,323
US Large-Cap Core Responsible Index Fund, Class R6	22,166,027	1,186,133	(2,100,441)	(44,964)	(1,492,690)	19,714,065	212,465	973,668	370,635
US Large-Cap Growth Responsible Index Fund, Class R6	9,749,439	12,084,891	—	—	(1,587,095)	20,247,235	51,679	251,413	288,587
27

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Asset Allocation Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Conservative — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Large-Cap Value Responsible Index Fund, Class R6	$ 9,277,145	$ 817,235	$ (2,198,756)	$ 343,251	$ (703,245)	$ 7,535,630	$ 196,756	$ 620,478	219,123
US Mid-Cap Core Responsible Index Fund, Class R6	1,157,973	52,292	—	—	(35,217)	1,175,048	15,807	36,485	27,037
Total				$1,923,212	$(9,432,628)	$220,031,618	$4,604,214	$3,903,152
Moderate
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$55,838,186	$ 1,263,030	$ (2,948,273)	$ (114,869)	$ (602,639)	$ 53,435,435	$1,263,038	$ —	3,659,961
Core Bond Fund, Class I	25,428,963	11,533,740	(1,744,121)	(38,634)	(482,416)	34,697,532	706,659	—	2,201,620
Emerging Markets Advancement Fund, Class I	14,024,035	1,590,237	(1,087,382)	44,950	732,244	15,304,084	486,874	—	969,841
Emerging Markets Equity Fund, Class R6	7,023,791	172,556	(1,279,549)	380,430	242,167	6,539,395	172,556	—	277,093
Equity Fund, Class R6	19,458,882	4,044,016	—	—	(4,765,742)	18,737,156	74,252	2,997,673	247,551
Flexible Bond Fund, Class R6	11,727,931	233,283	(3,946,133)	(7,129)	(89,255)	7,918,697	233,283	—	535,771
Floating-Rate Advantage Fund, Class R6	7,765,888	220,227	(1,288,555)	(137,560)	(30,718)	6,529,282	220,227	—	763,659
Focused Value Fund, Class R6	20,784,317	1,192,810	(21,631,965)	3,833,973	(3,744,951)	434,184	247,683	945,127	36,273
High Yield Bond Fund, Class R6	8,781,188	222,966	(1,962,116)	(60,088)	(106,208)	6,875,742	222,899	—	283,185
International Equity Fund, Class R6	21,711,904	1,135,490	(2,552,961)	538,811	(1,693,503)	19,139,741	264,170	871,320	753,830
International Opportunities Fund, Class R6	10,710,286	156,581	(10,662,191)	1,331,596	(1,524,317)	11,955	156,582	—	700
International Responsible Index Fund, Class R6	22,771,251	1,917,935	(1,173,812)	123,525	788,700	24,427,599	807,730	—	636,799
Liquidity Fund	4,333,425	6,719,343	(9,305,450)	—	—	1,747,318	15,773	—	1,747,318
28

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Asset Allocation Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Moderate — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Mortgage Access Fund, Class I	$15,727,262	$ 483,648	$ (969,515)	$ (16,232)	$ (173,457)	$ 15,051,706	$ 483,652	$ —	1,534,323
Short Duration Income Fund, Class R6	3,904,432	36,358	(3,927,720)	49,515	(52,075)	10,510	36,357	—	664
Small/Mid-Cap Fund, Class I	1,878,437	74,527	—	—	(172,545)	1,780,419	3,016	71,511	74,776
Small-Cap Fund, Class R6	9,512,604	1,076,157	(3,388,999)	(217,007)	(1,165,126)	5,817,629	39,000	1,037,157	194,050
Ultra-Short Duration Income Fund, Class R6	1,932,344	39,950	—	—	(2,030)	1,970,264	39,950	—	199,017
US Large-Cap Core Responsible Index Fund, Class R6	64,441,363	3,448,341	(4,059,997)	(146,197)	(4,427,518)	59,255,992	617,681	2,830,660	1,114,044
US Large-Cap Growth Responsible Index Fund, Class R6	32,656,537	35,258,180	—	—	(5,018,899)	62,895,818	173,106	842,127	896,463
US Large-Cap Value Responsible Index Fund, Class R6	25,624,129	2,257,259	(1,756,337)	50,421	(1,141,084)	25,034,388	543,454	1,713,805	727,955
US Mid-Cap Core Responsible Index Fund, Class R6	5,862,644	264,749	(2,041,527)	570,873	(706,857)	3,949,882	80,032	184,716	90,885
Total				$6,186,378	$(24,136,229)	$371,564,728	$6,887,974	$11,494,096
Growth
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$12,609,922	$ 1,472,940	$ —	$ —	$ (172,687)	$ 13,910,175	$ 301,427	$ —	952,752
Core Bond Fund, Class I	10,793,125	1,420,333	—	—	(168,173)	12,045,285	254,752	—	764,295
Emerging Markets Advancement Fund, Class I	19,537,746	631,009	(1,571,050)	358,127	793,639	19,749,471	631,009	—	1,251,551
Emerging Markets Equity Fund, Class R6	9,360,020	229,951	(1,028,243)	265,716	473,628	9,301,072	229,951	—	394,113
29

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Asset Allocation Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Growth — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Equity Fund, Class R6	$28,639,705	$ 4,521,277	$ (3,305,514)	$ (529,945)	$ (6,188,333)	$ 23,137,190	$ 109,284	$ 4,411,993	305,684
Floating-Rate Advantage Fund, Class R6	1,684,904	48,002	—	—	(37,163)	1,695,743	48,001	—	198,332
Focused Value Fund, Class R6	22,951,979	1,317,211	(23,888,030)	4,105,516	(4,007,209)	479,467	273,514	1,043,697	40,056
High Yield Bond Fund, Class R6	3,579,969	73,959	(1,757,826)	1,598	(48,298)	1,849,402	73,941	—	76,170
International Equity Fund, Class R6	25,780,065	1,447,305	(1,284,582)	43,285	(1,591,955)	24,394,118	336,713	1,110,592	960,777
International Opportunities Fund, Class R6	14,324,789	279,559	(14,323,852)	1,816,212	(2,075,364)	21,344	279,560	—	1,249
International Responsible Index Fund, Class R6	36,949,599	4,111,983	(3,011,195)	492,350	1,079,010	39,621,747	1,310,658	—	1,032,892
Liquidity Fund	3,931,786	9,373,998	(13,296,772)	—	—	9,012	25,947	—	9,012
Mortgage Access Fund, Class I	3,615,468	111,371	—	—	(41,543)	3,685,296	111,372	—	375,667
Small/Mid-Cap Fund, Class I	3,442,624	136,586	—	—	(316,225)	3,262,985	5,527	131,059	137,042
Small-Cap Fund, Class R6	10,233,086	1,157,665	(2,601,774)	(549,064)	(997,806)	7,242,107	41,954	1,115,711	241,565
US Large-Cap Core Responsible Index Fund, Class R6	84,175,217	4,504,324	(9,133,291)	(225,924)	(5,607,315)	73,713,011	806,833	3,697,492	1,385,843
US Large-Cap Growth Responsible Index Fund, Class R6	36,687,186	49,578,957	(929,948)	(85,706)	(6,425,246)	78,825,243	194,472	946,066	1,123,507
US Large-Cap Value Responsible Index Fund, Class R6	31,264,691	2,754,142	(1,713,493)	140,898	(1,423,847)	31,022,391	663,082	2,091,060	902,076
US Mid-Cap Core Responsible Index Fund, Class R6	7,329,203	330,977	(2,777,550)	754,154	(919,484)	4,717,300	100,052	230,924	108,543
Total				$6,587,217	$(27,674,371)	$348,682,359	$5,798,049	$14,778,594
8  Capital Shares
Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
30

Calvert
Asset Allocation Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
Conservative
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	444,959	$8,461,102	963,410	$17,468,019
Reinvestment of distributions	162,731	3,052,654	293,300	5,314,875
Shares redeemed	(773,133)	(14,680,839)	(1,893,687)	(34,312,259)
Net decrease	(165,443)	$(3,167,083)	(636,977)	$(11,529,365)
Class C
Shares sold	12,516	$234,388	62,305	$1,098,700
Reinvestment of distributions	6,922	128,400	14,596	260,413
Shares redeemed	(93,759)	(1,752,900)	(256,034)	(4,559,668)
Net decrease	(74,321)	$(1,390,112)	(179,133)	$(3,200,555)
Class I
Shares sold	269,217	$5,142,126	504,389	$9,162,657
Reinvestment of distributions	49,463	928,073	95,030	1,723,565
Shares redeemed	(399,752)	(7,610,264)	(957,731)	(17,445,286)
Net decrease	(81,072)	$(1,540,065)	(358,312)	$(6,559,064)
Class R6
Shares sold	52,529	$1,001,176	145,553	$2,658,733
Reinvestment of distributions	3,455	64,683	7,109	128,423
Shares redeemed	(22,422)	(426,514)	(238,817)	(4,304,576)
Net increase (decrease)	33,562	$639,345	(86,155)	$(1,517,420)
Moderate
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	428,545	$10,213,403	834,491	$18,669,021
Reinvestment of distributions	465,975	10,974,902	350,072	7,780,899
Shares redeemed	(888,419)	(21,108,748)	(1,795,142)	(40,128,434)
Net increase (decrease)	6,101	$79,557	(610,579)	$(13,678,514)
31

Calvert
Asset Allocation Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Moderate — continued
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class C
Shares sold	26,039	$579,012	78,031	$1,626,953
Reinvestment of distributions	26,485	580,679	21,265	437,678
Shares redeemed	(150,389)	(3,305,260)	(374,421)	(7,777,296)
Net decrease	(97,865)	$(2,145,569)	(275,125)	$(5,712,665)
Class I
Shares sold	242,792	$5,776,691	778,835	$17,522,631
Reinvestment of distributions	124,033	2,922,921	109,308	2,433,694
Shares redeemed	(525,601)	(12,604,071)	(1,249,708)	(28,326,498)
Net decrease	(158,776)	$(3,904,459)	(361,565)	$(8,370,173)
Class R6
Shares sold	27,931	$666,555	28,694	$660,753
Reinvestment of distributions	1,903	44,691	1,246	27,802
Shares redeemed	(5,923)	(139,747)	(22,877)	(526,662)
Net increase	23,911	$571,499	7,063	$161,893
Growth
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	452,592	$13,533,810	947,884	$26,009,867
Reinvestment of distributions	374,413	11,105,091	239,104	6,431,910
Shares redeemed	(808,900)	(24,189,327)	(1,425,229)	(39,174,613)
Net increase (decrease)	18,105	$449,574	(238,241)	$(6,732,836)
Class C
Shares sold	60,550	$1,466,027	122,418	$2,720,887
Reinvestment of distributions	27,319	654,833	17,050	374,077
Shares redeemed	(147,148)	(3,553,865)	(182,033)	(4,057,743)
Net decrease	(59,279)	$(1,433,005)	(42,565)	$(962,779)
Class I
Shares sold	158,243	$4,760,143	497,366	$13,873,584
Reinvestment of distributions	79,489	2,371,147	59,321	1,604,053
Shares redeemed	(331,420)	(9,958,278)	(863,366)	(24,098,187)
Net decrease	(93,688)	$(2,826,988)	(306,679)	$(8,620,550)
32

Calvert
Asset Allocation Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Growth — continued
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class R6
Shares sold	62,974	$1,910,855	48,838	$1,388,923
Reinvestment of distributions	4,961	147,892	1,326	35,826
Shares redeemed	(12,743)	(383,749)	(32,545)	(934,205)
Net increase	55,192	$1,674,998	17,619	$490,544
33

This Page Intentionally Left Blank

CALL-NCSR 3.31.26

Calvert
Focused Value Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Focused Value Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Focused Value Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Air Freight & Logistics — 3.5%
United Parcel Service, Inc., Class B	4,385	$ 431,396
		$ 431,396
Banks — 9.3%
Bank of America Corp.	10,019	$ 488,426
Huntington Bancshares, Inc.	15,003	234,797
Wells Fargo & Co.	5,212	414,928
		$ 1,138,151
Biotechnology — 3.3%
AbbVie, Inc.	1,841	$400,399
		$400,399
Broadline Retail — 5.6%
Amazon.com, Inc.(1)	3,275	$682,084
		$682,084
Building Products — 3.9%
Johnson Controls International PLC	3,598	$471,158
		$471,158
Capital Markets — 7.3%
Cboe Global Markets, Inc.	1,516	$426,102
Charles Schwab Corp.	4,943	464,543
		$890,645
Communications Equipment — 3.6%
Cisco Systems, Inc.	5,587	$433,495
		$433,495
Consumer Staples Distribution & Retail — 3.2%
U.S. Foods Holding Corp.(1)	4,260	$392,815
		$392,815
Containers & Packaging — 3.2%
Ball Corp.	6,573	$388,530
		$388,530
Electric Utilities — 2.2%
NRG Energy, Inc.	1,879	$274,597
		$274,597
Electrical Equipment — 3.2%
Emerson Electric Co.	2,964	$388,343
		$388,343
Security	Shares	Value
Food Products — 5.6%
Hershey Co.	2,116	$ 439,895
J.M. Smucker Co.	2,553	246,212
		$ 686,107
Health Care Equipment & Supplies — 2.6%
Boston Scientific Corp.(1)	4,997	$ 313,562
		$ 313,562
Industrial REITs — 3.8%
First Industrial Realty Trust, Inc.	8,071	$ 466,907
		$466,907
Insurance — 7.2%
American International Group, Inc.	5,897	$443,749
Reinsurance Group of America, Inc.	2,109	430,574
		$874,323
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A	2,503	$719,763
		$719,763
Machinery — 3.1%
Ingersoll Rand, Inc.	4,763	$381,612
		$381,612
Metals & Mining — 3.5%
Steel Dynamics, Inc.	2,403	$432,540
		$432,540
Multi-Utilities — 2.5%
CMS Energy Corp.	3,949	$306,363
		$306,363
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	9,393	$569,685
		$569,685
Semiconductors & Semiconductor Equipment — 6.4%
Intel Corp.(1)	7,571	$334,108
Micron Technology, Inc.	1,308	441,895
		$776,003
Software — 2.9%
Salesforce, Inc.	1,901	$354,860
		$354,860

1

Calvert
Focused Value Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 2.9%
Ross Stores, Inc.	1,648	$ 357,006
		$ 357,006
Total Common Stocks (identified cost $9,809,686)		$12,130,344

Short-Term Investments — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	117,782	$ 117,782
Total Short-Term Investments (identified cost $117,782)		$ 117,782
Total Investments — 100.3% (identified cost $9,927,468)		$12,248,126
Other Assets, Less Liabilities — (0.3)%		$ (40,901)
Net Assets — 100.0%		$12,207,225

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.

Abbreviations:
REITs	– Real Estate Investment Trusts
2

Calvert
Focused Value Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $9,809,686)	$12,130,344
Investments in securities of affiliated issuers, at value (identified cost $117,782)	117,782
Receivable for capital shares sold	9,811
Dividends receivable	9,212
Dividends receivable - affiliated	513
Receivable from affiliate	14,003
Trustees' deferred compensation plan	421
Total assets	$12,282,086
Liabilities
Payable for capital shares redeemed	$17,881
Payable to affiliates:
Investment advisory fee	5,413
Administrative fee	1,304
Distribution and service fees	466
Sub-transfer agency fee	387
Trustees' fees and expenses	960
Trustees' deferred compensation plan	421
Payable for accounting fees	11,744
Payable for custodian fees	11,484
Payable for professional fees	19,913
Accrued expenses	4,888
Total liabilities	$74,861
Net Assets	$12,207,225
Sources of Net Assets
Distributable earnings	$12,207,225
Net Assets	$12,207,225
Class A Shares
Net Assets	$1,176,812
Shares Outstanding	98,432
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.96
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$12.62
Class C Shares
Net Assets	$208,052
Shares Outstanding	17,622
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.81
Class I Shares
Net Assets	$9,718,997
Shares Outstanding	810,236
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.00
3
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class R6 Shares
Net Assets	$1,103,364
Shares Outstanding	92,194
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.97

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income	$298,854
Dividend income - affiliated issuers	15,470
Securities lending income, net	395
Total investment income	$314,719
Expenses
Investment advisory fee	$85,013
Administrative fee	20,403
Distribution and service fees:
Class A	1,614
Class C	1,059
Trustees' fees and expenses	2,103
Custodian fees	8,344
Transfer agency fees and expenses	10,201
Accounting fees	9,084
Professional fees	20,984
Registration fees	16,138
Reports to shareholders	4,420
Interest expense and fees	35,261
Miscellaneous	6,836
Total expenses	$221,460
Waiver and/or reimbursement of expenses by affiliates	$(58,304)
Net expenses	$163,156
Net investment income	$151,563
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$10,360,953
Net realized gain	$10,360,953
Change in unrealized appreciation (depreciation):
Investment securities	$(6,829,072)
Net change in unrealized appreciation (depreciation)	$(6,829,072)
Net realized and unrealized gain	$3,531,881
Net increase in net assets from operations	$3,683,444
5
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$151,563	$779,486
Net realized gain	10,360,953	3,202,963
Net change in unrealized appreciation (depreciation)	(6,829,072)	(506,965)
Net increase in net assets from operations	$3,683,444	$3,475,484
Distributions to shareholders:
Class A	$(68,223)	$(31,107)
Class C	(9,815)	(6,872)
Class I	(686,219)	(429,076)
Class R6	(2,851,658)	(1,943,795)
Total distributions to shareholders	$(3,615,915)	$(2,410,850)
Capital share transactions:
Class A	$60,732	$285,415
Class C	11,032	6,917
Class I	(2,812,599)	2,135,919
Class R6	(48,796,465)	(1,924,957)
Net increase (decrease) in net assets from capital share transactions	$(51,537,300)	$503,294
Net increase (decrease) in net assets	$(51,469,771)	$1,567,928
Net Assets
At beginning of period	$63,676,996	$62,109,068
At end of period	$12,207,225	$63,676,996
6
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2022(1)
		2025	2024	2023
Net asset value — Beginning of period	$12.23	$12.11	$9.75	$9.05	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.01	$0.12	$0.12	$0.10	$0.03
Net realized and unrealized gain (loss)	0.40	0.47	2.33	0.61(3)	(0.98)
Total income (loss) from operations	$0.41	$0.59	$2.45	$0.71	$(0.95)
Less Distributions
From net investment income	$(0.12)	$(0.12)	$(0.09)	$(0.01)	$ —
From net realized gain	(0.56)	(0.35)	—	—	—
Total distributions	$(0.68)	$(0.47)	$(0.09)	$(0.01)	$ —
Net asset value — End of period	$11.96	$12.23	$12.11	$9.75	$9.05
Total Return(4)	3.18%(5)	5.21%	25.24%	7.86%	(9.50)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,177	$1,154	$826	$378	$187
Ratios (as a percentage of average daily net assets):(6)
Total expenses	2.17%(7)(8)	1.12%	1.13%	1.22%	5.09%(7)
Net expenses(9)	1.51%(7)(8)	0.99%	0.99%	0.99%	0.99%(7)
Net investment income	0.24%(7)	1.07%	1.08%	1.00%	0.77%(7)
Portfolio Turnover	25%(5)	113%	107%	75%	13%(5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes interest expense of 0.52% of average daily net assets for the six months ended March 31, 2026.
(9)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, the years ended September 30, 2025, 2024, 2023 and the period ended September 30, 2022).
7
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2022(1)
		2025	2024	2023
Net asset value — Beginning of period	$12.04	$11.97	$9.66	$9.02	$10.00
Income (Loss) From Operations
Net investment income (loss)(2)	$(0.03)	$0.04	$0.03	$0.02	$0.01
Net realized and unrealized gain (loss)	0.38	0.46	2.31	0.62(3)	(0.99)
Total income (loss) from operations	$0.35	$0.50	$2.34	$0.64	$(0.98)
Less Distributions
From net investment income	$(0.02)	$(0.08)	$(0.03)	$ —	$ —
From net realized gain	(0.56)	(0.35)	—	—	—
Total distributions	$(0.58)	$(0.43)	$(0.03)	$ —	$ —
Net asset value — End of period	$11.81	$12.04	$11.97	$9.66	$9.02
Total Return(4)	2.76%(5)	4.35%	24.34%	7.10%	(9.80)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$208	$201	$190	$58	$45
Ratios (as a percentage of average daily net assets):(6)
Total expenses	2.89%(7)(8)	1.89%	1.88%	1.95%	5.84%(7)
Net expenses(9)	2.23%(7)(8)	1.74%	1.74%	1.74%	1.75%(7)
Net investment income (loss)	(0.46)%(7)	0.37%	0.30%	0.24%	0.26%(7)
Portfolio Turnover	25%(5)	113%	107%	75%	13%(5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes interest expense of 0.49% of average daily net assets for the six months ended March 31, 2026.
(9)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, the years ended September 30, 2025, 2024, 2023 and the period ended September 30, 2022).
8
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2022(1)
		2025	2024	2023
Net asset value — Beginning of period	$12.28	$12.14	$9.78	$9.05	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.03	$0.15	$0.14	$0.13	$0.05
Net realized and unrealized gain (loss)	0.40	0.49	2.33	0.62(3)	(1.00)
Total income (loss) from operations	$0.43	$0.64	$2.47	$0.75	$(0.95)
Less Distributions
From net investment income	$(0.15)	$(0.15)	$(0.11)	$(0.02)	$ —
From net realized gain	(0.56)	(0.35)	—	—	—
Total distributions	$(0.71)	$(0.50)	$(0.11)	$(0.02)	$ —
Net asset value — End of period	$12.00	$12.28	$12.14	$9.78	$9.05
Total Return(4)	3.30%(5)	5.52%	25.51%	8.25%	(9.50)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,719	$12,639	$10,306	$8,759	$4,648
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.88%(7)(8)	0.87%	0.88%	0.96%	4.83%(7)
Net expenses(9)	1.22%(7)(8)	0.74%	0.74%	0.74%	0.74%(7)
Net investment income	0.53%(7)	1.31%	1.32%	1.28%	1.27%(7)
Portfolio Turnover	25%(5)	113%	107%	75%	13%(5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes interest expense of 0.48% of average daily net assets for the six months ended March 31, 2026.
(9)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, the years ended September 30, 2025, 2024, 2023 and the period ended September 30, 2022).
9
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2022(1)
		2025	2024	2023
Net asset value — Beginning of period	$12.26	$12.13	$9.77	$9.05	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.07	$0.15	$0.14	$0.13	$0.05
Net realized and unrealized gain (loss)	0.34	0.48	2.33	0.61(3)	(1.00)
Total income (loss) from operations	$0.41	$0.63	$2.47	$0.74	$(0.95)
Less Distributions
From net investment income	$(0.14)	$(0.15)	$(0.11)	$(0.02)	$ —
From net realized gain	(0.56)	(0.35)	—	—	—
Total distributions	$(0.70)	$(0.50)	$(0.11)	$(0.02)	$ —
Net asset value — End of period	$11.97	$12.26	$12.13	$9.77	$9.05
Total Return(4)	3.21%(5)	5.45%	25.56%	8.20%	(9.50)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,103	$49,683	$50,787	$44,418	$45
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.90%(7)(8)	0.88%	0.87%	0.96%	4.84%(7)
Net expenses(9)	0.77%(7)(8)	0.74%	0.74%	0.74%	0.75%(7)
Net investment income	1.15%(7)	1.31%	1.32%	1.29%	1.26%(7)
Portfolio Turnover	25%(5)	113%	107%	75%	13%(5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes interest expense of 0.03% of average daily net assets for the six months ended March 31, 2026.
(9)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, the years ended September 30, 2025, 2024, 2023 and the period ended September 30, 2022).
10
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Focused Value Fund (the Fund) is a diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
11

Calvert
Focused Value Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$12,130,344(1)	$ —	$ —	$12,130,344
Short-Term Investments	117,782	—	—	117,782
Total Investments	$12,248,126	$ —	$ —	$12,248,126

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Calvert
Focused Value Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.50% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2026, the investment advisory fee amounted to $85,013.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $598 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99%, 1.74%, 0.74% and 0.74% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $57,706.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $20,403.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts.The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $1,614 and $1,059 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received less than $100 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $2,370 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $8,853,366 and $63,017,947, respectively.
13

Calvert
Focused Value Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$10,252,217
Gross unrealized appreciation	$2,342,784
Gross unrealized depreciation	(346,875)
Net unrealized appreciation	$1,995,909
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2026.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
7  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $117,782, which represents 0.9% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,749,352	$9,335,715	$(11,967,285)	$ —	$ —	$117,782	$15,470	117,782
14

Calvert
Focused Value Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	15,294	$194,404	32,160	$361,190
Reinvestment of distributions	5,542	68,223	2,750	31,107
Shares redeemed	(16,766)	(201,895)	(8,767)	(106,882)
Net increase	4,070	$60,732	26,143	$285,415
Class C
Shares sold	1,517	$18,339	36,362	$409,834
Reinvestment of distributions	805	9,812	613	6,864
Shares redeemed	(1,370)	(17,119)	(36,184)	(409,781)
Net increase	952	$11,032	791	$6,917
Class I
Shares sold	29,266	$360,152	194,679	$2,313,459
Reinvestment of distributions	55,609	686,219	37,871	429,076
Shares redeemed	(303,781)	(3,858,970)	(52,143)	(606,616)
Net increase (decrease)	(218,906)	$(2,812,599)	180,407	$2,135,919
Class R6
Shares sold	—	$89	173,998	$1,933,439
Reinvestment of distributions	231,466	2,851,658	171,865	1,943,795
Shares redeemed	(4,192,225)	(51,648,212)	(480,022)	(5,802,191)
Net decrease	(3,960,759)	$(48,796,465)	(134,159)	$(1,924,957)
During the six months ended March 31, 2026, the Fund experienced significant net redemptions. As a result, paid-in capital was fully returned to shareholders during the period. Redemption activity in excess of paid-in capital was reflected in distributable earnings.
At March 31, 2026, Calvert Growth Allocation Fund and Calvert Moderate Allocation Fund owned in the aggregate 7.5% of the value of the outstanding shares of the Fund and EVM owned 54.4% of the value of the outstanding shares of the Fund.
9  Fund Liquidation
In March 2026, the Fund’s Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.
15

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CRFAX-NCSR 3.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Social Investment Fund

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 26, 2026

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 26, 2026